As filed with the Securities and Exchange Commission on April 23, 1999
                            Registration No. 33-49550


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ----------
                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. ( )

                       POST-EFFECTIVE AMENDMENT NO. 13 (X)

                                     and/or


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                              AMENDMENT NO. 66 (X)
                        (Check appropriate box or boxes)

                           WRL SERIES ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                               (Name of Depositor)
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                     Depositor's Telephone Number, including Area Code:
                                 (727) 299-1800
                                   ----------
                             Thomas E. Pierpan, Esq.
             Vice President, Assistant Secretary and Associate General Counsel
                   Western Reserve Life Assurance Co. of Ohio
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004
                                   ----------
Title of securities being registered: Units of interest in the separate account under flexible payment deferred variable annuity contracts.

 It is proposed that this filing will become effective (check appropriate space)

       immediately upon filing pursuant to paragraph (b) of Rule 485
  ----

    X   on  MAY 1, 1999  , pursuant to paragraph (b) of Rule 485
  -----
        60 days after filing pursuant to paragraph (a) of Rule 485
  -----


        on                 , pursuant to paragraph (a) of Rule 485
  -----     ---------------

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                 WRL FREEDOM BELLWETHER/registered trademark/
                               VARIABLE ANNUITY


                                 Issued Through
                           WRL SERIES ANNUITY ACCOUNT
                                       By
                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
PROSPECTUS
MAY 1, 1999



     This prospectus gives you important information about the WRL Freedom Bellwether, a flexible payment variable annuity. Please read this prospectus and the mutual fund prospectus before you invest and keep them for future reference. This Contract is available to individuals as well as to certain group and individual retirement plans.


     You can put your money into 24 investment choices: a fixed account and 23 subaccounts of the WRL Series Annuity Account. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.


     The 23 portfolios we currently offer through the subaccounts under this Contract are:



                             WRL SERIES FUND, INC.


 WRL Janus Growth (formerly, Growth)                                  WRL Janus Global (formerly, Global)
 WRL Alger Aggressive Growth (formerly, Aggressive Growth)            WRL VKAM Emerging Growth (formerly, Emerging Growth)
 WRL AEGON Balanced (formerly, Balanced)                              WRL AEGON Bond (formerly, Bond)
 WRL LKCM Strategic Total Return (formerly, Strategic Total Return)   WRL NWQ Value Equity (formerly, Value Equity)
 WRL Federated Growth & Income (formerly, Growth & Income)            WRL Third Avenue Value (formerly, Third Avenue Value)
 WRL J.P. Morgan Money Market (formerly, Money Market)                WRL Dean Assett Allocation (formerly, Tactical Asset
                                                                      Allocation)
 WRL GE/Scottish Equitable International Equity                       WRL C.A.S.E. Growth (formerly, C.A.S.E. Growth)
  (formerly, International Equity)
 WRL Goldman Sachs Growth                                             WRL GE U.S. Equity (formerly, U.S. Equity)
 WRL Salomon All Cap                                                  WRL Goldman Sachs Small Cap
 WRL T. Rowe Price Dividend Growth                                    WRL Dreyfuss Mid Cap
 WRL Pilgrim Baxter Mid Cap Growth                                    WRL T. Rowe Price Small Cap
 WRL J.P. Morgan Real Estate Securities
  (formerly, Real Estate Securities)



     If you would like more information about the WRL Freedom Bellwether, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 1999. Please call us at 1-800-851-9777 or write us at: Western Reserve, P.O. Box 9051, Clearwater, Florida 33758-9051. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission
(SEC) and is incorporated herein by reference. The SEC maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

PLEASE NOTE THAT THE CONTRACT AND THE MUTUAL FUND:
/bullet/ ARE NOT BANK DEPOSITS
/bullet/ ARE NOT FEDERALLY INSURED
/bullet/ ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
/bullet/ ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL

/bullet/ INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PREMIUM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


DEFINITIONS OF SPECIAL TERMS .................................     1

SUMMARY ......................................................     3

ANNUITY CONTRACT FEE TABLE ...................................     8

EXAMPLE ......................................................    10

 1.  THE ANNUITY CONTRACT ....................................    11
       Other Contracts .......................................    11

 2.  ANNUITY PAYMENTS (THE INCOME PHASE) .....................    12
       Annuity Payment Options ...............................    12
       Fixed Annuity Options .................................    13
       Variable Annuity Options ..............................    13

 3.  PURCHASE ................................................    14
       Contract Issue Requirements ...........................    14
       Purchase Payments .....................................    15
       Initial Purchase Requirements .........................    15
       Additional Purchase Payments ..........................    15
       Maximum Annual Purchase Payments ......................    15
       Allocation of Purchase Payments .......................    15
       Annuity Value .........................................    16
       Accumulation Units ....................................    16

 4.  INVESTMENT CHOICES ......................................    16
       The Separate Account ..................................    16
       The Fixed Account .....................................    18
       Transfers .............................................    18
       Dollar Cost Averaging Program .........................    19
       Asset Rebalancing Program .............................    19
       Telephone or Fax Transactions .........................    20
       Third Party Investment Services .......................    20

 5.  EXPENSES ................................................    21
       Surrenders and Partial Withdrawals ....................    21
       Mortality and Expense Risk Charge .....................    21
       Administrative Charge .................................    21
       Annual Contract Charge ................................    21
       Premium Taxes .........................................    22
       Federal, State and Local Taxes ........................    22
       Transfer Charge .......................................    22
       Portfolio Management Fees .............................    22

 6.  TAXES ...................................................    22
       Annuity Contracts in General ..........................    22
       Qualified and Non-Qualified Contracts .................    23
       Withdrawals - Non-Qualified Contracts .................    24
       Multiple Contracts ....................................    24
       Diversification and Distribution Requirements .........    24
       Withdrawals - Qualified Contracts .....................    24
       Withdrawals - 403(b) Contracts ........................    25
       Partial Withdrawals and Surrenders ....................    25

       Taxation of Death Benefit Proceeds ............................   25
       Annuity Payments ..............................................   26
       Transfers, Assignments or Exchanges of Contracts ..............   26
       Possible Tax Law Changes ......................................   26

7.  ACCESS TO YOUR MONEY ............................................    27
       Surrenders and Withdrawals ....................................   27
       Delay of Payment and Transfers ................................   28
       Systematic Partial Withdrawal .................................   28
       Contract Loans for Qualified Contracts ........................   28

 8.  PERFORMANCE .....................................................   30

 9.  DEATH BENEFIT ...................................................   31
       When We Pay A Death Benefit ...................................   31
       When We Do Not Pay A Death Benefit ............................   32
       Amount of Death Benefit .......................................   32
       Alternate Payment Elections ...................................   33

10.  OTHER INFORMATION ...............................................   33
       Ownership .....................................................   33
       Assignment ....................................................   33
       Western Reserve Life Assurance Co. of Ohio ....................   33
       The Separate Account ..........................................   34
       Voting Rights .................................................   34
       Distribution of the Contracts .................................   35
       Non-Participating Contract ....................................   35
       Variations in Contract Provisions .............................   35
       Year 2000 Readiness Disclosure ................................   35
       IMSA ..........................................................   36
       Legal Proceedings .............................................   36
       Financial Statements ..........................................   36

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION .........   37

APPENDIX A -- CONDENSED FINANCIAL INFORMATION ........................   38

APPENDIX B -- HISTORICAL PERFORMANCE DATA ............................   45

DEFINITIONS OF SPECIAL TERMS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


 accumulation      The period between the Contract date and the maturity date while the
 period            Contract is in force.
                   -------------------------------------------------------------------------------
 accumulation      An accounting unit of measure used to calculate subaccount values during the
 unit value        accumulation period.
                   -------------------------------------------------------------------------------
 annuitant         The person named in the application, or as subsequently changed, to receive annuity payments. The annuitant may be changed as provided in the
                   Contract's death benefit provisions and annuity provision.
                   -------------------------------------------------------------------------------
 annuity value     The sum of the separate account value and the fixed account value.
                   -------------------------------------------------------------------------------
 annuity unit      An accounting unit of measure used to calculate annuity payments from the subaccounts after the maturity date.
                   -------------------------------------------------------------------------------
 value             The issue age, which is annuitant's age on the birthday nearest the Contract
 age               date, plus the number of completed Contract years. When we use the term
                   "age" in this prospectus, it has the same meaning as "attained age" in the
                   Contract.
                   -------------------------------------------------------------------------------
 beneficiary(ies)  The person(s) entitled to receive the death benefit proceeds under the
                   Contract.
                   -------------------------------------------------------------------------------
 cash value        The annuity value less any applicable premium taxes.
                   -------------------------------------------------------------------------------
 Code              The Internal Revenue Code of 1986, as amended.
                   -------------------------------------------------------------------------------
 Contract date     The later of the date on which the initial purchase payment is received and the date that the properly completed application is received at Western
                   Reserve's administrative office.
                   -------------------------------------------------------------------------------
 fixed account     An allocation option under the Contract, other than the separate account, that provides for accumulation of purchase payments, and options for annuity payments on a fixed basis. For Contracts issued in the States of Mas-
                   sachusetts, New Jersey and Washington, the fixed account is used solely for
                   Contract loans and is not available for allocation of purchase payments or transfers.
                   -------------------------------------------------------------------------------
 fixed account     During the accumulation period, a Contract's value allocated to the fixed
 value             account.
                   -------------------------------------------------------------------------------
 fund              WRL Series Fund, Inc., an investment company which is registered with the
                   U.S. Securities and Exchange Commission. We reserve the right to add other registered investment companies to the Contract in the future.
                   -------------------------------------------------------------------------------
 in force          Condition under which the Contract is active and the owner is entitled to exercise all rights under the Contract.
                   -------------------------------------------------------------------------------
 maturity date     The date on which the accumulation period ends and annuity payments begin.
                   -------------------------------------------------------------------------------


 non-qualified      Contracts issued other than in connection with retirement plans. Non-qualified
 Contracts          Contracts do not qualify for special federal income tax treatment under the
                    Code.
                    --------------------------------------------------------------------------------
 owner (you,        The person(s) entitled to exercise all rights under the Contract. The annuitant
 your)              is the owner unless the application states otherwise, or unless a change of ownership is made at a later time.
                    --------------------------------------------------------------------------------
 portfolio          A separate investment portfolio of the fund.
                    --------------------------------------------------------------------------------
 purchase           Amounts paid by an owner or on the owner's behalf to Western Reserve as
 payments           consideration for the benefits provided by the Contract. When we use the term "purchase payment" in this prospectus, it has the same meaning as "net purchase payment" in the Contract, which means the purchase payment less any applicable premium taxes.
                    --------------------------------------------------------------------------------
 qualified          Contracts issued in connection with retirement plans that qualify for special
 Contracts          federal income tax treatment under the Code.
                    --------------------------------------------------------------------------------
 separate account   WRL Series Annuity Account, a separate account composed of several subaccounts established to receive and invest purchase payments not allocated to the fixed account.
                    --------------------------------------------------------------------------------
 separate account   During the accumulation period, a Contract's value in the separate account,
 value              which equals the total value in each subaccount during the accumulation period.
                    --------------------------------------------------------------------------------
 subaccount         A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each applicable portfolio hold assets under the Contract during the accumula-
                    tion period. Other subaccounts corresponding to each applicable portfolio will hold assets after the maturity date if a variable annuity option is selected.
                    --------------------------------------------------------------------------------
 surrender          The termination of a Contract at the option of the owner.
                    --------------------------------------------------------------------------------
 valuation date     Each day on which the New York Stock Exchange is open for trading, except when a subaccount's corresponding portfolio does not value its shares.
                    --------------------------------------------------------------------------------
 valuation period   The period beginning at the end of one valuation date and continuing to the end of the next succeeding valuation date.
                    --------------------------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS, WHICH DISCUSS THE TOPICS IN MORE DETAIL. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


1. THE ANNUITY CONTRACT


     The WRL Freedom Bellwether/registered trademark/ is a flexible payment variable deferred annuity contract (the "Contract") offered by Western Reserve Life Assurance Co. of Ohio (Western Reserve, we, us). It is a contract between you, as the owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.


     The Contract allows you to direct your money into any of the 23 subaccounts. Each subaccount invests exclusively in a single portfolio of the fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio's investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.


     You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 4%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account.


     You can transfer money between any of the investment choices during the accumulation period, subject to the limit on transfers from the fixed account.


     The Contract, like all deferred annuity contracts, has two phases: the "accumulation period" and the "income phase." During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, will determine the amount of any income payments you receive during the income phase.


2. ANNUITY PAYMENTS (THE INCOME PHASE)


     The Contract allows you to receive income under one of five annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time.


3. PURCHASE



     You can buy this Contract with $25,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation period.

4. INVESTMENT CHOICES

     You can invest your money in any of the 23 mutual fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the fund prospectus. The portfolios now available to you under the Contract are:



     [ ] WRL Janus Growth                           [ ] WRL Janus Global
     [ ] WRL Alger Aggressive Growth                [ ] WRL VKAM Emerging Growth
     [ ] WRL AEGON Balanced                         [ ] WRL AEGON Bond
     [ ] WRL LKCM Strategic Total Return            [ ] WRL NWQ Value Equity
     [ ] WRL Federated Growth & Income              [ ] WRL Third Avenue Value
     [ ] WRL J.P. Morgan Money Market               [ ] WRL Dean Asset Allocation
     [ ] WRL J.P. Morgan Real Estate Securities     [ ] WRL C.A.S.E. Growth
     [ ] WRL GE/Scottish Equitable                  [ ] WRL GE U.S. Equity
        International Equity                        [ ] WRL Dreyfus Mid Cap
     [ ] WRL Goldman Sachs Growth                   [ ] WRL Salomon All Cap
     [ ] WRL T. Rowe Price Small Cap                [ ] WRL T. Rowe Price Dividend Growth
     [ ] WRL Pilgrim Baxter Mid Cap Growth
     [ ] WRL Goldman Sachs Small Cap


     Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.


     You can also allocate your purchase payments to the fixed account.


5. EXPENSES


     We do not take any deductions from purchase payments at the time you buy the Contract. You invest the full amount of each purchase payment in one or more of the investment choices.

     We deduct a daily mortality and expense risk charge of 1.25% and an administrative charge of 0.15% each year from the money you have invested in the subaccounts.


     During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary and at the time of surrender.


     We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year.

     We will deduct state premium taxes, which currently range from 0% to 3.50%, if you surrender the Contract, or partially withdraw its value, or if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.


     The portfolios deduct investment charges from amounts you have invested in the portfolios. These charges range from 0.40% to 1.50% annually, depending on the portfolio. See the prospectus for the fund and the Fee Table in this prospectus.

6. TAXES


     The Contract's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment so that part of each payment is not taxable as income. Different tax consequences may apply for a Contract used in connection with a qualified plan.


7. ACCESS TO YOUR MONEY


     You can take some or all of your money out anytime during the accumulation period. However, you may not take a partial withdrawal if it reduces the cash value below $25,000. No withdrawals may be made from the fixed account without prior consent from us. For qualified Contracts issued under Code Section 403(b), certain restrictions will apply. You may also have to pay federal income tax and a penalty tax on any money you take out. No surrender charges apply.


8. PERFORMANCE



     The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. We provide performance information in Appendix B and in the SAI. Past performance does not guarantee future results.



9. DEATH BENEFIT



     If you are both the owner and the annuitant and you die before the income phase begins, your beneficiary will receive a death benefit.


     If you name different persons as owner and annuitant, you can affect whether the death benefit is payable and who would receive it. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.


     The death benefit will be the greater of:


     /bullet/ the value of your Contract on the date we receive proof of death and your beneficiary's election regarding payment; and

     /bullet/ the total purchase payments you make to the Contract, less partial withdrawals, credited with 5% on each Contract anniversary (until you turn age 80), up to a maximum of 200% of total purchase payments less withdrawals.

10. OTHER INFORMATION



     RIGHT TO CANCEL PERIOD. You may return your Contract for a refund within 10 days after you receive it. The amount of the refund will generally be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. We determine the value of the refund as of the date we receive the returned Contract. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days, or receive a different refund amount.


     WHO SHOULD PURCHASE THE CONTRACT? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.


     ADDITIONAL FEATURES. This Contract has additional features that might interest you. These include the following:



  /bullet/ SYSTEMATIC PARTIAL WITHDRAWALS: You can arrange to have money automatically sent to you monthly, quarterly, semi-annually, or annually while your Contract is in the accumulation period. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.


  /bullet/ DOLLAR COST AVERAGING: You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the WRL J.P. Morgan Money Market or WRL AEGON Bond subaccounts or the fixed account into your choice of subaccounts. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.


  /bullet/ ASSET REBALANCING: We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.




  /bullet/ TELEPHONE OR FAX TRANSACTIONS: You may make transfers, withdrawals or change the allocation of additional purchase payments by telephone or fax.


  /bullet/ CONTRACT LOANS: If you own a qualified Contract, you can take out Contract loans during the accumulation period, subject to certain restrictions.



     These features are not available in all states and may not be suitable for your particular situation.

     Certain states place restrictions on access to the fixed account, on the death benefit calculation and on other features of the Contract. Consult your agent and the Contract form for details.



11. INQUIRIES



     If you need additional information, please contact us at:


       Western Reserve Life
         Annuity Department
         P.O. Box 9051
         Clearwater, FL 33758-9051
         1-800-851-9777

ANNUITY CONTRACT FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                   OWNER TRANSACTION EXPENSES
Sales Load On Purchase Payments .........                  None
Maximum Withdrawal Charge ...............                  None
Transfer Charge ......................... $10 After 12 Per Year
Loan Processing Fee(1) ..................          $30 Per Loan
================================================================
ANNUAL CONTRACT CHARGE(2) ............... $30 Per Contract Year




         SEPARATE ACCOUNT ANNUAL EXPENSES
    (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
--------------------------------------------------
Mortality and Expense Risk Charge ......... 1.25%
Administrative Charge ..................... 0.15%
TOTAL SEPARATE ACCOUNT
   ANNUAL EXPENSES ........................ 1.40%



--------------------------------------------------------------------------------
                         PORTFOLIO ANNUAL EXPENSES(3)

   (as a percentage of average net assets and after expense reimbursements)




                                                                                 TOTAL PORTFOLIO
                                                   MANAGEMENT                        ANNUAL
  PORTFOLIOS                                          FEES      OTHER EXPENSES      EXPENSES
 WRL SERIES FUND, INC.(4)(5)
 WRL Janus Growth(6)                                 0.78%          0.05%             0.83%
 WRL Janus Global(7)(8)                              0.80%          0.15%             0.95%
 WRL Alger Aggressive Growth                         0.80%          0.11%             0.91%
 WRL VKAM Emerging Growth                            0.80%          0.09%             0.89%
 WRL AEGON Balanced                                  0.80%          0.11%             0.91%
 WRL AEGON Bond                                      0.45%          0.09%             0.54%
 WRL LKCM Strategic Total Return                     0.80%          0.06%             0.86%
 WRL Federated Growth & Income                       0.75%          0.15%             0.90%
 WRL J.P. Morgan Money Market                        0.40%          0.06%             0.46%
 WRL J.P. Morgan Real Estate Securities(9)           0.80%          0.20%             1.00%
 WRL Third Avenue Value                              0.80%          0.20%             1.00%
 WRL NWQ Value Equity                                0.80%          0.09%             0.89%
 WRL Dean Asset Allocation                           0.80%          0.06%             0.86%
 WRL C.A.S.E. Growth                                 0.80%          0.20%             1.00%
 WRL GE/Scottish Equitable International Equity      1.00%          0.50%             1.50%
 WRL GE U.S. Equity                                  0.80%          0.25%             1.05%
 WRL Goldman Sachs Growth(8)(10)                     0.90%          0.10%             1.00%
 WRL Goldman Sachs Small Cap(10)                     0.90%          0.10%             1.00%
 WRL T. Rowe Price Dividend Growth(8)(10)            0.90%          0.10%             1.00%
 WRL T. Rowe Price Small Cap(10)                     0.75%          0.25%             1.00%
 WRL Salomon All Cap(8)(10)                          0.90%          0.10%             1.00%
 WRL Pilgrim Baxter Mid Cap Growth(8)(10)            0.90%          0.10%             1.00%
 WRL Dreyfus Mid Cap(8)(10)                          0.85%          0.15%             1.00%



 (1) Loans are available for qualified Contracts only.


 (2) We may waive the annual Contract charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduce our administrative expenses.


 (3) The fee table information relating to the portfolios is for 1998 and was provided to Western Reserve by the fund. Western Reserve has not independently verified such information.

 (4) Effective January 1, 1997, the fund's Board authorized the fund to charge each portfolio of the fund an annual Rule 12b-1 fee of up to 0.15% of each portfolio's average daily net assets. However, the fund will not deduct the fee from any portfolio before April 30, 2000. You will receive advance written notice if a Rule 12b-1 fee is deducted. See the fund prospectus for more details.


 (5) WRL Investment Management, Inc. ("WRL Management"), the investment adviser of the fund, has undertaken, until at least April 30, 2000, to pay expenses on behalf of the portfolios of the fund to the extent normal operating expenses of a portfolio exceed the following percentage of a portfolio's average daily net assets: 0.70% for WRL AEGON Bond and WRL J.P. Morgan Money Market; 1.00% for WRL Alger Aggressive Growth, WRL Janus Growth, WRL Janus Global, WRL VKAM Emerging Growth, WRL LKCM Strategic Total Return, WRL Federated Growth & Income, WRL J.P. Morgan Real Estate Securities, WRL Third Avenue Value, WRL NWQ Value Equity, WRL Dean Asset Allocation, WRL C.A.S.E. Growth, WRL Goldman Sachs Growth, WRL Goldman Sachs Small Cap, WRL T. Rowe Price Small Cap, WRL T. Rowe Price Dividend Growth, WRL Salomon All Cap, WRL Pilgrim Baxter Mid Cap Growth, WRL Dreyfus Mid Cap, and WRL AEGON Balanced; 1.50% for WRL GE/Scottish Equitable International Equity; and 1.30% for the WRL GE U.S. Equity. In 1998, WRL Management reimbursed WRL J.P. Morgan Real Estate Securities in the amount of $28,275, WRL Third Avenue Value in the amount of $14,229 and WRL GE/Scottish Equitable International Equity in the amount of $127,763. Without such reimbursements, the total annual expenses during 1998 for WRL J.P. Morgan Real Estate Securities, WRL Third Avenue Value and WRL GE/Scottish Equitable International Equity would have been 3.35%, 1.13%, and 1.96%, respectively. See the fund prospectus for a description of the expense limitations that apply to each portfolio of the fund.


 (6) WRL Janus Growth's management fee was 0.80% of the average daily net assets for the period prior to May 1, 1998, and 0.775% of the first $3 billion of average daily nets assets and 0.75% of the average daily net assets in excess of $3 billion for the period May 1, 1998 to December 31, 1998.


 (7) On January 20, 1999, Western Reserve received an Order from the Securities and Exchange Commission approving the substitution of shares of WRL Janus Global for shares of the Global Sector Portfolio. On April 30, 1999 the substitution was effected in accordance with the Order. As a result of the substitution, investments in the former Global Sector subaccount were automatically transferred to the WRL Janus Global subaccount and the Global Sector subaccount was liquidated.


 (8) As compensation for its services to the portfolios, the investment adviser received monthly compensation at an annual rate of percentage of the average daily net assets of each portfolio. The management fees for each portfolio are WRL Janus Global -- 0.80% up to $2 billion and 0.775% over 2 billion; WRL Salomon All Cap -- 0.90% up to $100 million and 0.80% over $100 million; WRL T Rowe Price Dividend Growth -- 0.90% up to $100 million and 0.80% over $100 million, WRL Dreyfus Mid Cap -- 0.85% up to $100 million and 0.80% over 100 million; WRL Pilgrim Baxter Mid Cap Growth -- 0.90% up to $100 million and 0.80% over $100 million; and WRL Goldman Sachs Growth -- 0.90% up to $100 million and 0.80% over $100 million.


 (9) Because WRL J.P. Morgan Real Estate Securities commenced operations on May 1, 1998, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are annualized.


(10) Because WRL Goldman Sachs Growth, WRL Goldman Sachs Small Cap, WRL T. Rowe Price Dividend Growth, WRL T. Rowe Price Small Cap, WRL Salomon All Cap, WRL Pilgrim Baxter Mid Cap Growth and WRL Dreyfus Mid Cap commenced operations on May 1, 1999, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimates.

EXAMPLE

     You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed.





                                                    IF THE CONTRACT IS SURRENDERED OR
                                                                ANNUITIZED
                                                    AT THE END OF THE APPLICABLE TIME
  SUBACCOUNTS                                                    PERIOD*
                                                  1 Year   3 Years   5 Years   10 Years
                                                  -------- --------- --------- ---------
 WRL Janus Growth                                  $23       $71      $121       $260
 WRL Janus Global                                   24        74       127        272
 WRL Alger Aggressive Growth                        24        73       125        268
 WRL VKAM Emerging Growth                           24        72       124        266
 WRL AEGON Balanced                                 24        73       125        268
 WRL AEGON Bond                                     20        62       106        230
 WRL LKCM Strategic Total Return                    23        72       123        263
 WRL Federated Growth & Income                      24        73       125        267
 WRL J.P. Morgan Money Market                       19        59       102        221
 WRL J.P. Morgan Real Estate Securities             25        76       130        277
 WRL Third Avenue Value                             25        76       130        277
 WRL NWQ Value Equity                               24        72       124        266
 WRL Dean Asset Allocation                          23        72       123        263
 WRL C.A.S.E. Growth                                25        76       130        277
 WRL GE/Scottish Equitable International Equity     30        91       154        325
 WRL GE U.S. Equity                                 25        77       132        282
 WRL Goldman Sachs Growth                           25        76       N/A        N/A
 WRL Goldman Sachs Small Cap                        25        76       N/A        N/A
 WRL T. Rowe Price Dividend Growth                  25        76       N/A        N/A
 WRL T. Rowe Price Small Cap                        25        76       N/A        N/A
 WRL Salomon All Cap                                25        76       N/A        N/A
 WRL Pilgrim Baxter Mid Cap Growth                  25        76       N/A        N/A
 WRL Dreyfus Mid Cap                                25        76       N/A        N/A



* You cannot annuitize your Contract before your Contract's fifth anniversary.


     The above table will help you understand the costs of investing in the subaccounts. The table reflects the 1998 expenses of the portfolios and the subaccount fees and charges. The "Other Expenses" and "Total Portfolio Annual Expenses" for WRL J.P. Morgan Real Estate Securities are annualized and for WRL Goldman Sachs Growth, WRL Goldman Sachs Small Cap, WRL T. Rowe Price Dividend Growth, WRL T. Rowe Price Small Cap, WRL Salomon All Cap, WRL Pilgrim Baxter Mid Cap Growth and WRL Dreyfus Mid Cap are estimates. The table does not reflect premium taxes which may range up to 3.5%, depending on the jurisdiction.

     THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND DOES NOT REPRESENT PAST OR FUTURE ANNUAL RETURNS. ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE ASSUMED RATE.

     In this example, the $30 annual Contract charge is reflected as a charge of 0.03% based on an average annuity value of $97,630.

     There is a financial history of each subaccount in Appendix A to this prospectus. See Appendix A -- Condensed Financial Information.


1. THE ANNUITY CONTRACT



     This prospectus describes the WRL Freedom Bellwether Variable Annuity Contract offered by Western Reserve.


     An annuity is a contract between you, the owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2.) Until the maturity date, your annuity is in the accumulation period and the earnings are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.


     The Contract is a flexible purchase variable annuity. You can use the Contract to accumulate fund for retirement or other long-term financial planning purposes.


     It is a "flexible purchase" Contract because after you purchase it, you can generally make additional investments of $50 or more, until the maturity date. But you are not required to make any additional investments.


     The Contract is a "variable" annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. The amount of annuity payments you receive during the income phase from the variable annuity portion of your Contract also depends upon the investment performance of your investment choices for the income phase.



     The Contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 4% per year. There may be different interest rates for each payment or transfer you direct to the fixed account. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.


     Massachusetts, New Jersey and Washington State residents: The fixed account is not available to you. You may NOT direct any money to the fixed account or transfer any money to the fixed account.



OTHER CONTRACTS


     We offer other variable annuity contracts which also invest in the same portfolios of the fund. These contracts may have different charges that could affect subaccount performance, and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777.

2. ANNUITY PAYMENTS (THE INCOME PHASE)


     You choose the date when annuity payments under the Contract start. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The latest annuity maturity date is the Contract month following the month in which the annuitant reaches age 90. The maturity date may be earlier for qualified Contracts.


     ELECTION OF ANNUITY PAYMENT OPTION. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see below) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.



     If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date.


     Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. You can change the annuitant or add a joint annuitant at any time before the maturity date, so long as we agree. If you do not choose an annuitant, we will consider you to be the annuitant.


     SUPPLEMENTAL CONTRACT. Once you annuitize and you have selected a fixed payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.


ANNUITY PAYMENT OPTIONS



     The Contract provides five annuity payment options that are described below. You can choose to receive payments monthly, quarterly, semi-annually, or annually.



     We will use your "annuity proceeds" to provide these payments. The "annuity proceeds" is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $100, then we will pay you the annuity proceeds in one lump sum.



     FIXED ANNUITY INCOME PAYMENTS. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on three things:



  /bullet/  The amount of the annuity proceeds on the maturity date;

  /bullet/ The interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3%); and

  /bullet/  The specific payment option you choose.

     We may, in our discretion, increase the amount of a payment once payments begin.


     VARIABLE ANNUITY INCOME PAYMENTS. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract's assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract's assumed investment return of 5% at all times, then the amount of the next variable annuity payment will remain equal. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed investment return, then the amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the mortality and expense risk charge and the administrative charge totalling 1.40% annually) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information or how variable annuity income payments are determined, see the SAI.


     The annuity payment options are explained below. Options A, B, and C are fixed only. Options D and E are variable only.



FIXED ANNUITY OPTIONS


     PAYMENT OPTION A -- Fixed Installments. We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to Western Reserve.



     PAYMENT OPTION B -- Life Income: Fixed Payments



  /bullet/ No Period Certain -- We will make level payments only during the annuitant's lifetime; or
  /bullet/ 10 Years Certain -- We will make level payments for the longer of the annuitant's lifetime or ten years; or
  /bullet/ Guaranteed Return of Annuity Proceeds -- We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.


     PAYMENT OPTION C -- Joint and Survivor Life Income: Fixed Payments



  /bullet/ We will make level payments during the joint lifetime of the annuitant and a co-annuitant of your choice. Payments will be made as long as either person is living.


VARIABLE ANNUITY OPTIONS

     PAYMENT OPTION D -- VARIABLE LIFE INCOME. The annuity proceeds are used to purchase annuity units of the subaccounts you select. You may choose between:

  /bullet/ No Period Certain -- We will make variable payments only during the annuitant's lifetime; or
  /bullet/ 10 Years Certain -- We will make variable payments for the longer of the annuitant's lifetime or ten years.


     PAYMENT OPTION E -- Variable Joint and Survivor Life Income.


  /bullet/ We will make variable payments during the joint lifetime of the annuitant and a co-annuitant of your choice. Payments will be made as long as either person is living.


NOTE CAREFULLY:



     If:



  /bullet/ you choose Life Income with No Period Certain or a Joint and Survivor Life Income (fixed or variable); and
  /bullet/ the annuitant(s) dies before the due date of the second annuity payment;



     Then:



  /bullet/  we may make only one annuity payment.



     If:



  /bullet/ you choose Fixed Installments, Life Income with 10 years Certain or Guaranteed Return of Annuity Proceeds; and
  /bullet/ the person receiving payments dies prior to the end of the guaranteed period;



     Then:



  /bullet/ the remaining guaranteed payments will be continued to that person's beneficiary, or their value (determined at the date of death) may be paid in a single sum.


     We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The payee is responsible to keep Western Reserve informed of the payee's current address of record.



3. PURCHASE



CONTRACT ISSUE REQUIREMENTS


     Western Reserve will issue a Contract IF:



  /bullet/ we receive the information we need to issue the Contract; /bullet/ we receive a minimum initial purchase payment; and /bullet/ you (annuitant and any joint owner) are age 85 or younger.

PURCHASE PAYMENTS

     You should make checks or drafts for purchase payments payable only to "Western Reserve" and send them to the administrative office. Your check or draft must be honored in order for Western Reserve to pay any associated payments and benefits due under the Contract.

INITIAL PURCHASE REQUIREMENTS

     The initial purchase payment for most Contracts must be at least $25,000. A Contract issued under 403(b) of the Internal Revenue Code generally requires total purchase payments received during the first year to equal or exceed $25,000. We will credit your initial purchase payment to your Contract within two business days after the day we receive it and your complete Contract information. If we are unable to credit your initial purchase payment, we will contact you within five business days and explain why. We will also return your initial purchase payment at that time unless you tell us to keep it. We will credit it as soon as we receive all necessary application information.

     The date on which we credit your initial purchase payment to your Contract is the Contract date. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.

     If you wish to make payments by bank wire, you should instruct your bank to wire federal funds to us. Please contact us at 1-800-851-9777 for complete wire instructions.

     We may reject any application or purchase payments for any reason permitted by law.

ADDITIONAL PURCHASE PAYMENTS


     You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the lifetime of the annuitant and prior to the maturity date. Additional purchase payments must be at least $50 ($1,000 if by wire). We will credit additional purchase payments to your Contract as of the business day we receive your purchase payment and required information.

MAXIMUM ANNUAL PURCHASE PAYMENTS


     We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval.

ALLOCATION OF PURCHASE PAYMENTS


     When you purchase a Contract, we will allocate your purchase payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional purchase payments the same way, unless you request a different allocation.


     You may change allocations for future additional purchase payments by sending written instructions or by telephone, subject to the limitations described below under "Telephone Transactions." The allocation change will apply to purchase payments received after the date we receive the change request.

     You should review periodically how your payments are divided among the subaccounts because market conditions and your overall financial objective may change.


ANNUITY VALUE


     You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each business day and ends at the close of business on the next succeeding business day. A business day is any day the New York Stock Exchange is open. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. We observe the same holidays as the New York Stock Exchange.



ACCUMULATION UNITS



     We measure the value of your Contract during the accumulation period by using a unit called an accumulation unit. During the income phase, we call the unit an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount's accumulation unit value as of the end of that business day. If you withdraw or transfer out of a subaccount, or if we assess a transfer or annual Contract charge, we subtract accumulation units from the subaccounts using the same method.



     Each subaccount's accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each business day. The new value reflects the investment performance of the underlying portfolio and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.



4. INVESTMENT CHOICES



THE SEPARATE ACCOUNT



     The separate account currently consists of 23 subaccounts.

     The Fund. Each subaccount invests exclusively in one portfolio of the fund. The portfolios and their sub-adviser(s) are listed below.




 SUB-ADVISER                                    PORTFOLIO
 JANUS CAPITAL CORPORATION                      WRL Janus Growth
                                                WRL Janus Global

 FRED ALGER MANAGEMENT, INC.                    WRL Alger Aggressive Growth

 VAN KAMPEN ASSET MANAGEMENT INC.               WRL VKAM Emerging Growth

 AEGON USA INVESTMENT MANAGEMENT, INC.          WRL AEGON Balanced
                                                WRL AEGON Bond

 LUTHER KING CAPITAL MANAGEMENT CORPORATION     WRL LKCM Strategic Total Return

 FEDERATED INVESTMENT COUNSELING                WRL Federated Growth & Income

 J.P. MORGAN INVESTMENT MANAGEMENT INC.         WRL J.P. Morgan Money Market
                                                WRL J.P. Morgan Real Estate Securities

 EQSF ADVISERS, INC.                            WRL Third Avenue Value

 NWQ INVESTMENT MANAGEMENT COMPANY, INC.        WRL NWQ Value Equity

 DEAN INVESTMENT ASSOCIATES                     WRL Dean Asset Allocation

 C.A.S.E. MANAGEMENT, INC.                      WRL C.A.S.E. Growth

 SCOTTISH EQUITABLE INVESTMENT MANAGEMENT       WRL GE/Scottish Equitable International Equity
 LIMITED AND GE INVESTMENT MANAGEMENT
 INCORPORATED

 GE INVESTMENT MANAGEMENT INCORPORATED          WRL GE U.S. Equity

 GOLDMAN SACHS ASSET MANAGEMENT, INC.           WRL Goldman Sachs Growth
                                                WRL Goldman Sachs Small Cap

 T. ROWE PRICE ASSOCIATES, INC.                 WRL T. Rowe Price Dividend Growth
                                                WRL T. Rowe Price Small Cap

 SALOMON BROTHERS ASSET MANAGEMENT, INC.        WRL Salomon All Cap

 PILGRIM BAXTER & ASSOCIATES, LTD.              WRL Pilgrim Baxter Mid Cap Growth

 THE DREYFUS CORPORATION                        WRL Dreyfus Mid Cap



     The general public may not purchase these portfolios. The investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual fund would be similar to those portfolios offered by this prospectus.


     THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE(S). MORE DETAILED INFORMATION, INCLUDING AN EXPLANATION OF EACH PORTFOLIO'S INVESTMENT OBJECTIVE, MAY BE FOUND IN THE FUND'S CURRENT PROSPECTUS, WHICH IS ATTACHED TO THIS PROSPECTUS. YOU SHOULD READ THE FUND PROSPECTUS CAREFULLY BEFORE YOU INVEST.

THE FIXED ACCOUNT


     Purchase payments allocated and amounts transferred to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.



     We guarantee that the interest credited to the fixed account will not be less than 4% per year. We have no formula for determining fixed account interest rates. We establish the interest rate, at our sole discretion, for each purchase payment or transfer into the fixed account. Rates are guaranteed for at least one year.


     If you select the fixed account, your money will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase.


     When you request a transfer or partial withdrawal from the fixed account, we will account for it on a first-in, first-out ("FIFO") basis, for the purpose of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account.


     Massachusetts, New Jersey and Washington State residents: The fixed account is not available to you. You may not direct any money to the fixed account or transfer any of your Contract's value into the fixed account.



TRANSFERS



     During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount as often as you wish. However, we will not permit you to make transfers if you have elected dollar cost averaging, asset rebalancing or systematic withdrawals.


     Transfers from the fixed account are allowed once each Contract year. You may transfer the entire dollar amount in the fixed account. We may, in the future, however, limit the amount you can transfer out of the fixed account to the greater of: (1) 25% of the dollar amount in the fixed account, or (2) the amount you transferred out of the fixed account in the previous Contract year.



     Massachusetts, New Jersey and Washington State residents: You may not transfer any of your Contract's value into the fixed account.

     Transfers may be made by telephone or fax, subject to limitations described below under "Telephone Transactions."



     If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. Currently, there is no charge for transfers from the fixed account.



     The Contract's transfer privilege is not intended to afford owners a way to speculate on short-term movement in the market. Excessive use of the transfer privilege can disrupt the management of the portfolios and increase transaction costs. Accordingly, we have established a policy of limiting excessive transfer activity. We will limit transfer activity to two substantive transfers (at least 30 days apart) from each portfolio, except from WRL J.P. Morgan Money Market. We interpret "substantive" to mean either a dollar amount large enough to have a negative impact on a portfolio's operations, or a series of movements between portfolios. We will not limit non-substantive transfers.


     We may, at any time, no longer permit transfers, modify our procedures, or limit the number of transfers we permit. We will ordinarily execute transfers and determine all values in connection with transfers at the end of the business day during which we receive the transfer request.



DOLLAR COST AVERAGING PROGRAM


     Dollar cost averaging allows you to systematically transfer a specific amount each month from the WRL J.P. Morgan Money Market subaccount, the WRL AEGON Bond subaccount, the fixed account, or any combination of these accounts to a different subaccount. You may specify the dollar amount to be transferred monthly; however, each transfer must be at least $1,000. To qualify, a minimum of $10,000 must be in each subaccount from which we make the transfer. There is no charge for this program. These transfers do count towards the twelve free transfers allowed during each Contract year.



     If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging.



     By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. It does not guarantee a profit and it does not protect you from loss if market prices decline.


     We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or systematic partial withdrawals.


ASSET REBALANCING PROGRAM


     During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program, systematic partial withdrawals or if you request any other transfer. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.


     To qualify for asset rebalancing, a minimum annuity value of $25,000 for an existing Contract, or a minimum initial purchase payment of $25,000 for a new Contract, is required. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.



     Each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.


     We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.



TELEPHONE OR FAX TRANSACTIONS


     You may make transfers, withdrawals and change the allocation of additional purchase payments by telephone. Telephone withdrawals are not allowed in the following situations:


  /bullet/  for qualified retirement accounts (except IRAs);
  /bullet/ if the amount you want to withdraw is greater than $50,000; or /bullet/ if the address of record has been changed within the past 10 days.


     Upon instructions from you, the registered representative/agent of record for your Contract may also make telephone transfers or withdrawals for you. If you do not want the ability to make transfers or withdrawals by telephone, you should notify us in writing.


     You may make telephone transfers or withdrawals by calling our toll-free number: 1-800-851-9777. You will be required to provide certain information for identification purposes when you request a transaction by telephone. Western Reserve may also require written confirmation of your request. Western Reserve will not be liable for following telephone requests that it believes are genuine.


     You may also fax your transfer request to us at 727-299-1648. We will not be responsible for transmittal problems which are not reported to us within five business days. Any reports must be accompanied by proof of the faxed transmittal.



     Telephone requests must be received before 4:00 p.m. Eastern time to assure same-day pricing of the transaction. Western Reserve may discontinue this option at any time.



THIRD PARTY INVESTMENT SERVICES



     Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. Such independent third parties may or may not be appointed Western Reserve agents for the sale of Contracts.

     WESTERN RESERVE DOES NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE, SO THAT PERSONS OR FIRMS OFFERING SUCH SERVICES DO SO INDEPENDENT FROM ANY AGENCY RELATIONSHIP THEY MAY HAVE WITH WESTERN RESERVE FOR THE SALE OF CONTRACTS. WESTERN RESERVE THEREFORE TAKES NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATIONS AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

     Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.


5. EXPENSES


     There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract.

SURRENDERS AND PARTIAL WITHDRAWALS

     During the accumulation period, you can withdraw part or all of the cash value. Cash value is the annuity value less any premium taxes. No surrender charges apply.

MORTALITY AND EXPENSE RISK CHARGE


     We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the Contract, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily net assets that you have invested in each subaccount. This charge is deducted from the subaccounts during both the accumulation period and the annuity period (the income phase).


     If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge covers more than actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits to cover distribution costs.

ADMINISTRATIVE CHARGE


     We deduct an annual administrative charge to cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.15% per year of the daily net assets that you have invested in each subaccount. This charge is deducted from the subaccounts during both the accumulation period and the annuity period (the income phase).


ANNUAL CONTRACT CHARGE

     We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary and at surrender. We deduct the charge to cover our costs of administering the Contract.

     We may waive the annual Contract charge for Contracts sold to large groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduces our administrative expenses.



PREMIUM TAXES



     Some states assess premium taxes on the purchase payments you make. Currently, we do not deduct for these taxes at the time you make a purchase payment. However, we will deduct the total amount of premium taxes, if any, from the annuity value when:



  /bullet/  you elect to begin receiving annuity payments;
  /bullet/  you surrender the Contract;
  /bullet/ you request a partial withdrawal; or /bullet/ a death benefit is paid.


     Generally, premium taxes range from 0% to 3.50%, depending on the state.


FEDERAL, STATE AND LOCAL TAXES


     We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.


TRANSFER CHARGE


     You are allowed to make 12 free transfers per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging transfers and asset rebalancing are considered transfers. All transfer requests made on the same day are treated as a single request. We deduct the charge to compensate us for the cost of processing the transfer.


PORTFOLIO MANAGEMENT FEES



     The value of the assets in each subaccount is reduced by the fees and expenses paid by the portfolios. A description of these expenses is found in the "Fee Table" section of this prospectus and in the fund prospectus.


6. TAXES


     NOTE: Western Reserve has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances. We believe that the Contract qualifies as an annuity contract for federal income tax purposes and the following discussion assumes it so qualifies. We have included an additional discussion regarding taxes in the SAI.



ANNUITY CONTRACTS IN GENERAL


     Deferred annuity Contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Code for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings, if any, on the money held in your annuity Contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract -- qualified or non-qualified (discussed below).


     You will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as annuity payments.



     When a non-natural person (e.g., corporations or certain other entities other than tax-qualified trusts) owns a non-qualified Contract, the Contract will generally not be treated as an annuity for tax purposes.



QUALIFIED AND NON-QUALIFIED CONTRACTS


     If you purchase the Contract under an individual retirement annuity, a 403(b) plan, 457 plan, or pension or profit sharing plan, your Contract is referred to as a qualified Contract.


     If you purchase the Contract as an individual and not under a qualified Contract, your Contract is referred to as a non-qualified Contract.


     A qualified Contract may be used in connection with the following plans:



  /bullet/ INDIVIDUAL RETIREMENT ANNUITY (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions. Roth IRA distributions may be tax-free if the owner meets certain rules.



  /bullet/ TAX-SHELTERED ANNUITY (403(B) PLAN): A 403(b) plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.



  /bullet/  CORPORATE PENSION AND PROFIT-SHARING AND H.R. 10 PLANS:
            Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.



  /bullet/ DEFERRED COMPENSATION PLAN (457 PLAN): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.



     There are limits on the amount of annual contributions you can make to these plans. Other restrictions may apply. The terms of the plan may limit your rights under a qualified Contract. You should consult your legal counsel or tax advisor if you are considering purchasing a Contract for use with any retirement plan. We have provided more detailed information on these plans and the tax consequences associated with them in the SAI.

WITHDRAWALS -- NON-QUALIFIED CONTRACTS


     If you make a withdrawal from your Contract, the Code treats that withdrawal as first coming from earnings and then from your purchase payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. Different rules apply for annuity payments.


     The Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:


  /bullet/  paid on or after the taxpayer reaches age 591/2;
  /bullet/  paid after the taxpayer dies;
  /bullet/ paid if the taxpayer becomes totally disabled (as that term is defined in the Code);
  /bullet/ paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
  /bullet/ paid under an immediate annuity; or /bullet/ which come from purchase payments made prior to August 14, 1982.




MULTIPLE CONTRACTS


     All non-qualified, deferred annuity contracts entered into after October 21, 1988, that we issue (or our affiliates issue) to the same owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. You should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.


DIVERSIFICATION AND DISTRIBUTION REQUIREMENTS


     The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. A non-qualified contract must meet certain distribution requirements upon an owner's death in order to be treated as an annuity contract. A qualified Contract (except a Roth IRA) must also meet certain distribution requirements during the owner's life. These diversification and distribution requirements are discussed in the SAI. Western Reserve may modify the Contract to attempt to maintain favorable tax treatment.




WITHDRAWALS -- QUALIFIED CONTRACTS



     The above information describing the taxation of non-qualified Contracts does not apply to qualified Contracts. There are special rules that govern qualified Contracts, including rules restricting when amounts can be paid from the Contracts and providing that a penalty tax may be assessed on amounts withdrawn from the Contract prior to the date you reach age 591/2, unless you meet one of the exceptions to this rule. We have provided more information in the SAI.

WITHDRAWALS -- 403(B) CONTRACTS


     The Code limits the withdrawal of purchase payments from certain 403(b) Contracts. Withdrawals generally can only be made when an owner:


  /bullet/  reaches age 591/2;
  /bullet/  leaves his/her job;
  /bullet/  dies;
  /bullet/  becomes disabled (as that term is defined in the Code); or

  /bullet/ in the case of hardship. However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.




PARTIAL WITHDRAWALS AND SURRENDERS



     In the case of a partial withdrawal, systematic partial withdrawal, or surrender distributed to a participant or beneficiary under a qualified Contract (other than a Roth IRA or a qualified Contract under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total annuity value. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero.



     Generally, in the case of a partial withdrawal, systematic partial withdrawal, or surrender under a non-qualified Contract before the maturity date, amounts received are first treated as taxable income to the extent that the annuity value immediately before the partial withdrawal, systematic partial withdrawal, or surrender exceeds the "investment in the contract" at that time. Any additional amount partially withdrawn, applied to a systematic partial withdrawal or surrender is not taxable. In the event of a partial withdrawal or systematic partial withdrawal from, or surrender of, a non-qualified Contract, we will withhold for tax purposes the minimum amount required by law, unless the owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.


     Loans and pledges or assignment of non-qualified Contracts are taxed in the same manner as withdrawals from such Contracts.


TAXATION OF DEATH BENEFIT PROCEEDS


     We may distribute amounts from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includible in the income of the recipient:


  /bullet/ if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
  /bullet/ if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

     For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total purchase payments, less amounts received which were not includable in gross income.


ANNUITY PAYMENTS

     Although the tax consequences may vary depending on the annuity payment option you select, in general, for non-qualified and certain qualified Contracts, only a portion of the annuity payments you receive will be includable in your gross income.


     In general, the excludable portion of each annuity payment you receive generally will be determined as follows:


  /bullet/ Fixed payments -- by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
  /bullet/ Variable payments -- by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

     The remainder of each annuity payment is includible in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includible in gross income.

     If you select more than one annuity payment option, special rules govern the allocation of the Contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax advisor as to the potential tax effects of allocating amounts to any particular annuity payment option.

     If, after the maturity date, annuity payments stop because of an annuitant's death, the excess (if any) of the "investment in the contract" as of the maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last tax return.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF CONTRACTS

     If you transfer your ownership or assign a Contract, designate an annuitant or other beneficiary who is not also the owner, select certain maturity dates, or change annuitants, you may trigger certain income or gift tax consequences that are beyond the scope of this discussion. If you contemplate any such transfer, assignment, selection, or change, you should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. You should consult a tax advisor with respect to legislative developments and their effect on the Contract.

7. ACCESS TO YOUR MONEY



SURRENDERS AND WITHDRAWALS


     You can have access to the money in your Contract in several ways:



  /bullet/ by making a withdrawal (either a complete surrender or partial withdrawal); or

  /bullet/  by taking annuity payments.



     If you want to completely surrender your Contract, you will receive your cash value, which equals the annuity value of your Contract, minus:



  /bullet/  premium taxes; and
  /bullet/  the annual Contract charge.


     No partial withdrawal is permitted if the withdrawal would reduce the cash value below $25,000. Unless you tell us otherwise, we will take the withdrawal from each of the investment choices in proportion to the cash value.


     Remember that any withdrawal you take will reduce the annuity value, and might reduce the amount of the death benefit. See Section 9, Death Benefit, for more details.


     Income taxes, federal tax penalties and certain restrictions may apply to any withdrawals you make.



     We must receive a properly completed surrender request which must contain your original signature. If you reside in a community property state, your spouse must also sign the surrender request. We will accept fax or telephone requests for partial withdrawals as long as the withdrawal proceeds are being sent to the address of record. The maximum withdrawal amount you may request by fax or telephone is $50,000.



     When we incur extraordinary expenses, such as overnight mail expenses, for expediting delivery of your partial withdrawal or surrender payment, we will deduct that charge from the payment. We charge $20 for an overnight delivery.


     For your protection, we will require a signature guarantee for:


  /bullet/ all requests for partial withdrawals or surrenders over $500,000; or
  /bullet/ where the partial withdrawal or surrender proceeds will be sent to an address other than the address of record.


     All signature guarantees must be made by:


  /bullet/  a national or state bank;
  /bullet/ a member firm of a national stock exchange; or /bullet/ any institution that is an eligible guarantor under SEC rules and regulations.



     Notarization is not an acceptable form of signature guarantee.

     If the Contract's owner is not an individual, additional information may be required. If you own a qualified Contract, the tax code may require your spouse to consent to any withdrawal. Other restrictions will apply to Section 403(b) qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777.


DELAY OF PAYMENT AND TRANSFERS



     Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a non-qualified Contract, will generally occur within seven business days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:



  /bullet/ the New York Stock Exchange is closed for other than usual weekends or holidays or trading on the Exchange is otherwise restricted; or
  /bullet/ an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
  /bullet/  the SEC permits a delay for the protection of owners.


     In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.



     Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial withdrawals and surrenders and the loan amount from the fixed account for up to six months.


SYSTEMATIC PARTIAL WITHDRAWALS


     You can elect to receive regular payments from your Contract by using systematic partial withdrawals. Payments are made monthly, quarterly, semi-annually or annually, in equal payments of at least $200. Your cash value must equal at least $25,000. No systematic partial withdrawals are permitted from the fixed account.


     You may stop systematic partial withdrawals at any time. We reserve the right to discontinue offering systematic partial withdrawals 30 days after we send you notice. Systematic partial withdrawals are not available if you have elected the dollar cost averaging or asset rebalancing program.


     Income taxes, federal tax penalties and other restrictions may apply to any systematic withdrawal you receive.


CONTRACT LOANS FOR QUALIFIED CONTRACTS


     You can take Contract loans during the accumulation period when the Contract is:



  /bullet/  used in connection with a Tax Sheltered Annuity Plan under
            Section 403(b) of the Code;

  /bullet/ purchased by a pension, profit-sharing, or other similar plan qualified under section 401(a) of the Code (including Section 401(k) plans); and

  /bullet/  the Contract has been in force for at least 10 days.


     The maximum amount you may borrow against the Contract is the lesser of:


  /bullet/  50% of the annuity value
  /bullet/ $50,000 reduced by the highest outstanding loan balance during the one year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.


     The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employment Retirement Income Security Act of 1974 ("ERISA"). Accordingly, you should consult a competent tax advisor before requesting a Contract loan.


     The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.


     On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference from the subaccounts and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference from the loan reserve and transfer it in accordance with your current purchase payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.



     If all Contract loans and unpaid interest due on the loan exceeds the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan amount no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.


     You can repay any Contract loan in full:


  /bullet/ while the Contract is in force; and /bullet/ during the accumulation period.


     NOTE CAREFULLY: If you do not repay your Contract loan, we will subtract the amount of the unpaid loan plus interest from:


  /bullet/ the amount of any death proceeds; or /bullet/ the amount we pay upon a partial withdrawal or full surrender;
            or
  /bullet/ the amount we apply on the maturity date to provide annuity payments.

     You must pay interest on the loan at the rate of 6% per year. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:


  /bullet/ in level quarterly or monthly payments over a 5-year period; or /bullet/ over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.


     An extended repayment period cannot go beyond the year you turn 701/2.



     If:



  /bullet/ a repayment is not received within 31 days from the original due date;



     Then:



  /bullet/ a distribution of all Contract loans and unpaid accrued interest, and any applicable charges, including any withdrawal charge, will take place.


     This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract to not qualify under Section 403(b) of the Code.



     You may fax your loan request to us at 727-299-1620.


     The loan date is the date we process the loan request. We charge a $30 fee to cover loan processing and expenses associated with establishing and administering the loan reserve. We reserve the right to limit the number of Contract loans to one per Contract year.


     Contract loans may not be available in all states.


8. PERFORMANCE



     Western Reserve periodically advertises performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.


     First, we may disclose standard total return figures for the subaccounts that reflect the deduction of all charges under the Contract, including the mortality and expense charge, the administrative charge, and the annual Contract charge. THESE FIGURES ARE BASED ON THE ACTUAL HISTORICAL PERFORMANCE OF THE SUBACCOUNTS SINCE THEIR INCEPTION.



     Second, we may disclose total return figures on a non-standard basis. This means that the data may be presented for different time periods and different dollar amounts. We will only disclose non-standard performance data if it is accompanied by standard total return data.



     Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.


     Fourth, we may include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.



     The fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the "Similar Sub-Advised Funds." None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Advised Funds. If Contract fees and charges were deducted, the investment returns would be lower. Similar Sub-Advised Funds are not available for investment under the Contract.



     Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.



9. DEATH BENEFIT



     We will pay a death benefit to your beneficiary, under certain circumstances, if you are an owner and the annuitant and you die during the accumulation period. (If you are not the annuitant, a death benefit may or may not be paid. See below.) The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.


WHEN WE PAY A DEATH BENEFIT


     BEFORE THE MATURITY DATE


     We will pay a death benefit to your beneficiary IF:


  /bullet/ you are both the annuitant and the owner of the Contract; and /bullet/ you die before the maturity date.


     If the only beneficiary is your surviving spouse, then he or she may elect to continue the Contract as the new annuitant and owner, instead of receiving the death benefit.


     Distribution requirements apply to the annuity value upon the death of any owner or annuitant. These restrictions are detailed in the SAI.


     AFTER THE MATURITY DATE



     The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected.

     If:



  /bullet/ you are not the annuitant; and /bullet/ you die on or after the maturity date; and /bullet/ the entire interest in the Contract has not been paid to you;



     Then:



  /bullet/ any remaining value in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death.


WHEN WE DO NOT PAY A DEATH BENEFIT


     NO DEATH BENEFIT IS PAID IN THE FOLLOWING CASES:



     If:



  /bullet/ you are not the annuitant; and /bullet/ the annuitant dies prior to the maturity date;



     Then:



  /bullet/ you will become the new annuitant and the Contract will continue.



     If:



  /bullet/ you are not the annuitant; and /bullet/ an owner dies prior to the maturity date;



     Then:
  /bullet/ the new owner must surrender the Contract for the annuity value within five years of your death.


     NOTE CAREFULLY: If the owner does not name a successor owner, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Western Reserve receives written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the Contract. It may be necessary to open a probate estate in order to exercise ownership rights to the Contract if no contingent owner is named in a written notice received by Western Reserve.



AMOUNT OF DEATH BENEFIT


     Death benefit provisions may differ from state to state. The death benefit will be the greater of:


  /bullet/ the value of your Contract on the date we receive proof of death and your beneficiary's election regarding payment; and

  /bullet/ the total purchase payments you make to the Contract, less partial withdrawals, credited with 5% on each Contract anniversary (until you turn 80 years old), up to a maximum of 200% of total purchase payments less withdrawals.


     Missouri, New Jersey, Pennsylvania, South Carolina and Washington residents: The death benefit will be the greater of:


  /bullet/ the value of your Contract on the date we receive proof of death and your beneficiary's election regarding payment; and
  /bullet/ the total purchase payments you make to the Contract, less partial withdrawals. This amount will not be increased by 5% on each Contract anniversary.


ALTERNATE PAYMENT ELECTIONS


     The beneficiary may elect to receive the death benefit in a lump sum payment, or (if not your surviving spouse) to receive payment:


     1. within 5 years of the date of your death;
     2. over a specific number of years, not to exceed the beneficiary's life expectancy, with payments starting within one year of the annuitant's death; or
     3. under a life annuity payout option, with payments starting within one year of the annuitant's death.



     If the beneficiary chooses 1 or 2 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The death benefit becomes the new annuity value. If the beneficiary chooses 3 above, the Contract remains in effect, but moves into the annuity phase with the beneficiary receiving payments under a life annuity payout option. Special restrictions apply to 1 above. See the SAI for more details.


10. OTHER INFORMATION



OWNERSHIP


     You, as owner of the Contract, exercise all rights under the Contract. You can change the owner at any time by notifying Western Reserve in writing. An ownership change may be a taxable event.


ASSIGNMENT


     You can also assign the Contract any time during your lifetime. Western Reserve will not be bound by the assignment until we receive written notice of the assignment. Western Reserve will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract.


WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


     Western Reserve was incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western

Reserve is wholly-owned by First AUSA Life Insurance Company, a stock life insurance company which is wholly-owned by AEGON USA, Inc. (AEGON USA), which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York.



THE SEPARATE ACCOUNT



     Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Currently, there are 23 subaccounts offered through this Contract. Western Reserve may add, delete or substitute subaccounts or investments held by the subaccounts, and we reserve the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.



     The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. However, the SEC does not supervise the management, the investment practices, or the Contracts of the separate account or Western Reserve.


     The assets of the separate account are held in Western Reserve's name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.


     Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the Commission at 1-800-SEC-0330. In addition, the SEC maintains a web site (http://www.sec.gov) that contains other information regarding the separate account.


VOTING RIGHTS



     Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.



DISTRIBUTION OF THE CONTRACTS


     AFSG Securities Corporation is the principal underwriter of the Contracts. Like Western Reserve, it is an indirect wholly-owned subsidiary of AEGON USA. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.



     First year commissions of up to 0.75% of purchase payments will be paid to broker/ dealers who sell the Contracts under agreements with AFSG Securities Corporation. These commissions are not deducted from purchase payments. In addition, certain production, persistency and managerial bonuses may be paid. Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts.


NON-PARTICIPATING CONTRACT


     The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.


VARIATIONS IN CONTRACT PROVISIONS


     Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.


     Massachusetts, New Jersey and Washington State residents: The fixed account is NOT available to you. You may not direct any money to the fixed account or transfer any money to the fixed account.


     Missouri, New Jersey, Pennsylvania, South Carolina and Washington residents: The death benefit will be the greater of:


  /bullet/ the value of your Contract on the date we receive proof of death and your beneficiary's election regarding payment; and
  /bullet/ the total purchase payments you make to the Contract, less partial withdrawals. (This amount will not be increased by 5% on each Contract anniversary.)



YEAR 2000 READINESS DISCLOSURE


     In May 1996, Western Reserve adopted and presently has in place a Year 2000 Project Plan (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compliant. As of

March 1, 1999, substantially all of Western Reserve's mission-critical systems are Year 2000 compliant. The Plan remains on track as we continue with the validation of our mission-critical and non-mission-critical systems, including revalidation testing in 1999. In addition, we have undertaken aggressive initiatives to test all systems that interface with any third parties and other business partners. All of these steps are aimed at allowing current operations to remain unaffected by the Year 2000 date change.


     As of the date of this prospectus, Western Reserve has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.


     The actions taken by management under the Plan are intended to reduce significantly Western Reserve's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, our ability to function unaffected to and through the Year 2000 may be adversely affected by actions, or failure to act, of third parties beyond our knowledge or control.


     This statement is a Year 2000 Readiness Disclosure pursuant to Section 3(9) of the YEAR 2000 INFORMATION AND READINESS DISCLOSURE ACT, 15 U.S.C.
Section 1 (1998).



IMSA



     We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales, advertising and servicing of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.



LEGAL PROCEEDINGS



     Western Reserve, like other life insurance companies, is involved in lawsuits. We are not aware of any class lawsuits naming us as a defendant or involving the separate account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Western Reserve believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, AFSG Securities Corporation, the principal underwriter for the Contracts, or Western Reserve.



FINANCIAL STATEMENTS



     The financial statements of Western Reserve and the separate account are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



                         Definitions of Special Terms
                         The Contract -- General Provisions
                         Certain Federal Income Tax Consequences
                         Investment Experience
                         Historical Performance Data
                         Published Ratings
                         Administration
                         Records and Reports
                         Distribution of the Contracts
                         Other Products
                         Custody of Assets
                         Legal Matters
                         Independent Accountants
                         Other Information
                         Financial Statements


            Inquiries and requests for a SAI should be directed to:


                         Western Reserve Life
                         Attention: Annuity Department
                         P.O. Box 9051
                         Clearwater, Florida 33758-9051
                         1-800-851-9777

APPENDIX A
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                         WRL JANUS GROWTH SUBACCOUNT
                                                                 NUMBER OF
                            ACCUMULATION                        ACCUMULATION
                           UNIT VALUE AT      ACCUMULATION         UNITS
                            BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                               PERIOD        END OF PERIOD     END OF PERIOD
  12/3/92(1)-12/31/92         $10.000           $10.240                  10,000
  12/31/93                    $10.240           $10.500               1,026,230
  12/31/94                    $10.500           $ 9.493               1,147,749
  12/31/95                    $ 9.493           $13.771               1,084,592
  12/31/96                    $13.771           $16.019               1,302,827
  12/31/97                    $16.019           $18.568               1,508,691
  12/31/98                    $18.568           $30.116               1,637,209




                          WRL AEGON BOND SUBACCOUNT
                                                                 NUMBER OF
                            ACCUMULATION                        ACCUMULATION
                           UNIT VALUE AT      ACCUMULATION         UNITS
                            BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                               PERIOD        END OF PERIOD     END OF PERIOD
  12/3/92(1)-12/31/92         $10.000           $10.140                10,000
  12/31/93                    $10.140           $11.330               226,139
  12/31/94                    $11.330           $10.400               176,995
  12/31/95                    $10.400           $12.613               299,902
  12/31/96                    $12.613           $12.455               236,479
  12/31/97                    $12.455           $13.407               381,719
  12/31/98                    $13.407           $14.452               460,105

                   WRL J.P. MORGAN MONEY MARKET SUBACCOUNT
                                                                 NUMBER OF
                            ACCUMULATION                        ACCUMULATION
                           UNIT VALUE AT      ACCUMULATION         UNITS
                            BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                               PERIOD        END OF PERIOD     END OF PERIOD
  12/3/92(1)-12/31/92         $10.000           $10.010                 10,000
  12/31/93                    $10.010           $10.110                250,249
  12/31/94                    $10.110           $10.319                390,348
  12/31/95                    $10.319           $10.728                343,824
  12/31/96                    $10.728           $11.119                611,099
  12/31/97                    $11.119           $11.546                564,526
  12/31/98                    $11.546           $11.989                649,500




                         WRL JANUS GLOBAL SUBACCOUNT
                                                                 NUMBER OF
                            ACCUMULATION                        ACCUMULATION
                           UNIT VALUE AT      ACCUMULATION         UNITS
                            BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                               PERIOD        END OF PERIOD     END OF PERIOD
  12/3/92(1)-12/31/92         $10.000           $10.151                25,000
  12/31/93                    $10.151           $13.520               284,919
  12/31/94                    $13.520           $13.364               614,909
  12/31/95                    $13.364           $16.217               448,926
  12/31/96                    $16.217           $20.427               683,980
  12/31/97                    $20.427           $23.921               912,775
  12/31/98                    $23.921           $30.669               937,225

                    WRL VKAM EMERGING GROWTH SUBACCOUNT
                                                                NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  3/1/93(1)-12/31/93         $10.000           $12.350               185,360
  12/31/94                   $12.350           $11.286               292,691
  12/31/95                   $11.286           $16.337               317,098
  12/31/96                   $16.337           $19.152               417,169
  12/31/97                   $19.152           $22.938               491,050
  12/31/98                   $22.938           $31.063               589,232




                 WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
                                                                NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  3/1/93(1)-12/31/93         $10.000           $11.240                198,616
  12/31/94                   $11.240           $11.027                426,111
  12/31/95                   $11.027           $13.555                493,315
  12/31/96                   $13.555           $15.372                636,842
  12/31/97                   $15.372           $18.471                816,107
  12/31/98                   $18.471           $19.969                875,748

                   WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
                                                                NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  3/1/94(1)-12/31/94     $10.000           $ 9.782                60,775
  12/31/95               $ 9.782           $13.313               300,077
  12/31/96               $13.313           $14.500               386,738
  12/31/97               $14.500           $17.766               417,755
  12/31/98               $17.766           $26.048               482,972




                        WRL AEGON BALANCED SUBACCOUNT
                                                                 NUMBER OF
                            ACCUMULATION                        ACCUMULATION
                           UNIT VALUE AT      ACCUMULATION         UNITS
                            BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                               PERIOD        END OF PERIOD     END OF PERIOD
  3/1//94(1)-12/31/94         $10.000           $ 9.339                 59,580
  12/31/95                    $ 9.339           $11.032                 59,798
  12/31/96                    $11.032           $12.045                116,339
  12/31/97                    $12.045           $13.909                166,665
  12/31/98                    $13.909           $14.666                174,847

                  WRL FEDERATED GROWTH & INCOME SUBACCOUNT
                                                                NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  3/1/94(1)-12/31/94         $10.000           $ 9.453                15,890
  12/31/95                   $ 9.453           $11.676                47,852
  12/31/96                   $11.676           $12.853                89,874
  12/31/97                   $12.853           $15.799               153,810
  12/31/98                   $15.799           $16.055               151,687




                    WRL DEAN ASSET ALLOCATION SUBACCOUNT
                                                                NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  1/3/95(1)-12/31/95         $10.000           $11.843               156,345
  12/31/96                   $11.843           $13.363               484,158
  12/31/97                   $13.363           $15.363               747,298
  12/31/98                   $15.363           $16.411               745,681




                      WRL NWQ VALUE EQUITY SUBACCOUNT
                                                                NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  5/1/96(1)-12/31/96         $10.000           $11.213                111,054
  12/31/97                   $11.213           $13.827                527,232
  12/31/98                   $13.827           $12.983                443,437

                        GLOBAL SECTOR SUBACCOUNT(2)
                                                                NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  5/1/96(1)-12/31/96         $10.000           $10.509                30,970
  12/31/97                   $10.509           $10.719                61,751
  12/31/98                   $10.719           $11.609                52,734




                       WRL C.A.S.E. GROWTH SUBACCOUNT
                                                                NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  5/1/96(1)-12/31/96         $10.000           $10.773                 70,977
  12/31/97                   $10.773           $12.220                146,701
  12/31/98                   $12.220           $12.348                161,742




         WRL GE/SCOTTISH EQUITABLE INTERNATIONAL EQUITY SUBACCOUNT
                                                                NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  1/2/97(1)-12/31/97         $10.000           $10.601                 79,690
  12/31/98                   $10.601           $11.797                123,924

                       WRL GE U.S. EQUITY SUBACCOUNT
                                                                NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  1/2/97(1)-12/31/97         $10.000           $12.526                237,486
  12/31/98                   $12.526           $15.177                420,432




                     WRL THIRD AVENUE VALUE SUBACCOUNT
                                                                NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  1/2/98(1)-12/31/98         $10.000           $9.187                 81,059




             WRL J.P. MORGAN REAL ESTATE SECURITIES SUBACCOUNT
                                                                NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
  5/1/98(1)-12/31/98         $10.000           $8.427                 23,371


(1) Commencement of operations of these subaccounts.

(2) Prior to May 1, 1999, the Global Sector subaccount was offered for investment under the Contract and, therefore, is included in the Contract's Condensed Financial Information and financial statements. However, the Global Sector portfolio is no longer available for investment.


     Because the WRL Goldman Sachs Growth, WRL Goldman Sachs Small Cap, WRL T. Rowe Price Dividend Growth, WRL T. Rowe Price Small Cap, WRL Salomon All Cap, WRL Pilgrim Baxter Mid Cap Growth and WRL Dreyfus Mid Cap subaccounts did not commence operations until May 1, 1999, there is no condensed financial information for these subaccounts for the year ended December 31, 1998.

APPENDIX B
HISTORICAL PERFORMANCE DATA
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


STANDARDIZED PERFORMANCE DATA



     Western Reserve may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.



     WRL J.P. MORGAN MONEY MARKET SUBACCOUNT. The yield of the WRL J. P. Morgan Money Market subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 1998, the yield of the WRL J.P. Morgan Money Market subaccount was 3.54%, and the effective yield was 3.61%.



     OTHER SUBACCOUNTS. The yield of a subaccount (other than the WRL J.P. Morgan Money Market subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.


     The total return of a subaccount assumes that an investment has been held in the subaccount for various periods of time including a period measured from the date the subaccount began operations. When a subaccount has been in operation for 1, 5, and 10 years, the total return for these periods will be provided. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period.


     The yield and total return calculations are not reduced by any premium taxes. For additional information regarding yields and total returns, please refer to the SAI.



     Based on the method of calculation described in the SAI, the standard average annual total returns for periods from inception of the subaccounts to December 31, 1998, and for the one and five year periods ended December 31, 1998 are shown in Table 1 below. Total returns shown reflect deductions of 1.25% for the mortality and expense risk charge, 0.15% for the administrative charge and the $30 annual Contract charge. (Based on an average Contract size of $97,630 the annual Contract charge translates into a charge of 0.03%.)

                                               TABLE 1
                       STANDARD AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS
                                                    1 YEAR     5 YEARS   INCEPTION OF THE   SUBACCOUNT
                                                     ENDED      ENDED      SUBACCOUNT TO    INCEPTION
 SUBACCOUNT                                        12/31/98   12/31/98       12/31/98          DATE
 WRL Janus Growth                                    62.12%     23.44%          19.86%       12/3/92
 WRL Janus Global                                    28.12%     17.77%          20.22%       12/3/92
 WRL Alger Aggressive Growth                         46.56%      N/A            21.85%        3/1/94
 WRL VKAM Emerging Growth                            35.34%     20.22%          21.40%        3/1/93
 WRL AEGON Balanced                                   5.40%      N/A             8.22%        3/1/94
 WRL AEGON Bond                                       7.76%      4.95%           6.22%       12/3/92
 WRL LKCM Strategic Total Return                      8.06%     12.15%          12.55%        3/1/93
 WRL Federated Growth & Income                        1.57%      N/A            10.25%        3/1/94
 WRL J.P Morgan Money Market*                         3.79%      3.44%           3.00%       12/3/92
 WRL J.P. Morgan Real Estate Securities**           -15.75%      N/A           -15.75%        5/1/98
 WRL Third Avenue Value**                            -8.16%      N/A            -8.16%        1/2/98
 WRL NWQ Value Equity                                -6.14%      N/A            10.24%        5/1/96
 WRL Dean Asset Allocation                            6.77%      N/A            13.19%        1/3/95
 WRL C.A.S.E. Growth                                  1.01%      N/A             8.19%        5/1/96
 WRL GE/Scottish Equitable International Equity      11.25%      N/A             8.61%        1/2/97
 WRL GE U.S. Equity                                  21.12%      N/A            23.23%        1/2/97
 WRL Goldman Sachs Growth                            N/A         N/A            N/A           5/1/99
 WRL Goldman Sachs Small Cap                         N/A         N/A            N/A           5/1/99
 WRL T. Rowe Price Dividend Growth                   N/A         N/A            N/A           5/1/99
 WRL T. Rowe Price Small Cap                         N/A         N/A            N/A           5/1/99
 WRL Salomon All Cap                                 N/A         N/A            N/A           5/1/99
 WRL Pilgrim Baxter Mid Cap Growth                   N/A         N/A            N/A           5/1/99
 WRL Dreyfus Mid Cap                                 N/A         N/A            N/A           5/1/99



* Yield more closely reflects the current earnings of the WRL J.P. Morgan Money Market subaccount than its total return.
** One-year data has not been annualized.



NON-STANDARDIZED PERFORMANCE DATA


     In addition to the standard data discussed above, similar performance data for other periods may also be shown.



     We may from time to time also disclose average annual total return or other performance data in non-standard formats for the subaccounts. The non-standard performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial withdrawals or annuity payments.

     All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.


     ADJUSTED HISTORICAL PERFORMANCE DATA. We may disclose historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio's performance. This data assumes that the subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Contract. This data is not intended to indicate future performance.


     As shown in Table 2 below, we may disclose average annual total returns for the portfolios reduced by all fees and charges under the Contract, as if the Contract had been in existence since the inception of the portfolio. Such fees and charges include the 1.25% mortality and expense risk charge, the administrative charge of 0.15% and the $30 annual Contract charge. (Based on an average Contract size of $97,630 the annual Contract charge translates into a charge of 0.03%.)

     The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual returns for periods ended December 31, 1998, were as follows:




                                              TABLE 2
                ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIOS
                                                                          10 YEARS   CORRESPONDING
                                                                             OR        PORTFOLIO
 PORTFOLIO                                           1 YEAR    5 YEARS   INCEPTION   INCEPTION DATE
 WRL Janus Growth*                                    62.12%    23.44%      20.86%       10/2/86
 WRL Janus Global                                     28.12%    17.77%      20.22%       12/3/92
 WRL Alger Aggressive Growth                          46.56%     N/A        21.85%        3/1/94
 WRL VKAM Emerging Growth                             35.34%    20.22%      21.40%        3/1/93
 WRL AEGON Balanced                                    5.40%     N/A         8.22%        3/1/94
 WRL AEGON Bond*                                       7.76%     4.95%       7.58%       10/2/86
 WRL LKCM Strategic Total Return                       8.06%    12.15%      12.55%        3/1/93
 WRL Federated Growth & Income                         1.57%     N/A        10.25%        3/1/94
 WRL J.P Morgan Money Market*                          3.79%     3.44%       3.51%       10/2/86
 WRL J.P. Morgan Real Estate Securities**            -15.75%     N/A       -15.75%        5/1/98
 WRL Third Avenue Value**                             -8.16%     N/A        -8.16%        1/2/98
 WRL NWQ Value Equity                                 -6.14%     N/A        10.24%        5/1/96
 WRL Dean Asset Allocation                             6.77%     N/A        13.19%        1/3/95
 WRL C.A.S.E. Growth*                                  1.01%     N/A        13.36%        5/1/95
 WRL GE/Scottish Equitable International Equity       11.25%     N/A         8.61%        1/2/97
 WRL GE U.S. Equity                                   21.12%     N/A        23.23%        1/2/97
 WRL Goldman Sachs Growth                             N/A        N/A        N/A           5/1/99
 WRL Goldman Sachs Small Cap                          N/A        N/A        N/A           5/1/99
 WRL T. Rowe Price Dividend Growth                    N/A        N/A        N/A           5/1/99
 WRL T. Rowe Price Small Cap                          N/A        N/A        N/A           5/1/99
 WRL Salomon All Cap                                  N/A        N/A        N/A           5/1/99
 WRL Pilgrim Baxter Mid Cap Growth                    N/A        N/A        N/A           5/1/99
 WRL Dreyfus Mid Cap                                  N/A        N/A        N/A           5/1/99



* The calculation of total return performance for the WRL Janus Growth, WRL AEGON Bond and WRL J.P. Morgan Money Market subaccounts prior to December 31, 1992 and the WRL C.A.S.E. Growth subaccount prior to May 1, 1996 reflects deductions for the mortality and expense risk charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolios. Yield more closely reflects current earnings of the WRL J.P. Morgan Money Market portfolio than its total return.
** One-year data has not been annualized.

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION


                 WRL FREEDOM BELLWETHER/registered trademark/
                               VARIABLE ANNUITY


                                Issued through


                          WRL SERIES ANNUITY ACCOUNT


                                  Offered by


                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


                             570 Carillon Parkway
                         St. Petersburg, Florida 33716


This Statement of Additional Information expands upon subjects discussed in the current prospectus for the WRL Freedom Bellwether/registered trademark/ Variable Annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 1999, by calling 1-800-851-9777, or by writing to the administrative office, Western Reserve Life, 570 Carillon Parkway, St. Petersburg, Florida 33716. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this Statement of Additional Information.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE WRL SERIES ANNUITY ACCOUNT.






                               Dated: May 1, 1999

                               TABLE OF CONTENTS






                                                                 Page
                                                                -----
DEFINITIONS OF SPECIAL TERMS ................................      1

THE CONTRACT--GENERAL PROVISIONS ............................      3
 Owner ......................................................      3
 Entire Contract ............................................      3
 Misstatement of Age or Gender ..............................      3
 Addition, Deletion or Substitution of Investments ..........      4
 Annuity Payment Options ....................................      4
 Death Benefit ..............................................      5
 Assignment .................................................      7
 Proof of Age, Gender and Survival ..........................      7
 Non-Participating ..........................................      7

CERTAIN FEDERAL INCOME TAX CONSEQUENCES .....................      7
 Tax Status of the Contract .................................      8
 Taxation of Western Reserve ................................     12

INVESTMENT EXPERIENCE .......................................     13
 Accumulation Units .........................................     13
 Annuity Unit Value and Annuity Payment Rates ...............     14

HISTORICAL PERFORMANCE DATA .................................     16
 Money Market Yields ........................................     16
 Other Subaccount Yields ....................................     17
 Total Returns ..............................................     18
 Other Performance Data .....................................     18
 Advertising and Sales Literature ...........................     19

PUBLISHED RATINGS ...........................................     20

ADMINISTRATION ..............................................     20

RECORDS AND REPORTS .........................................     20

DISTRIBUTION OF THE CONTRACTS ...............................     20

OTHER PRODUCTS ..............................................     21

CUSTODY OF ASSETS ...........................................     21

LEGAL MATTERS ...............................................     21

INDEPENDENT ACCOUNTANTS .....................................     21

OTHER INFORMATION ...........................................     22

FINANCIAL STATEMENTS ........................................     22

                         DEFINITIONS OF SPECIAL TERMS





 accumulation      The period between the Contract date and the maturity date while the
                   Contract is in force.
                   -----------------------------------------------------------------------------
 period            An accounting unit of measure used to calculate subaccount values during
 accumulation      the accumulation period.
 unit value
                   -----------------------------------------------------------------------------
 annuitant         The person named in the application, or as subsequently changed, to receive annuity payments. The annuitant may be changed as provided in the
                   Contract's death benefit provisions and annuity provision.
                   -----------------------------------------------------------------------------
 annuity value     The sum of the separate account value and the fixed account value.
                   -----------------------------------------------------------------------------
 annuity unit      An accounting unit of measure used to calculate annuity payments from the subaccounts after the maturity date.
                   -----------------------------------------------------------------------------
 value             The issue age, which is annuitant's age on the birthday nearest the Contract
 age               date, plus the number of completed Contract years. When we use the term
                   "age" in this prospectus, it has the same meaning as "attained age" in the
                   Contract.
                   -----------------------------------------------------------------------------
 beneficiary(ies)  The person(s) entitled to receive the death benefit proceeds under the
                   Contract.
                   -----------------------------------------------------------------------------
 cash value        The annuity value less any applicable premium taxes.
                   -----------------------------------------------------------------------------
 Code              The Internal Revenue Code of 1986, as amended.
                   -----------------------------------------------------------------------------
 Contract date     The later of the date on which the initial purchase payment is received and the date that the properly completed application is received at Western
                   Reserve's administrative office.
                   -----------------------------------------------------------------------------
 fixed account     An allocation option under the Contract, other than the separate account, that provides for accumulation of purchase payments, and options for annuity payments on a fixed basis. For Contracts issued in the States of
                   Massachusetts, New Jersey and Washington, the fixed account is used solely for Contract loans and is not available for allocation of purchase payments or transfers.
                   -----------------------------------------------------------------------------
 fixed account     During the accumulation period, a Contract's value allocated to the fixed
 value             account.
                   -----------------------------------------------------------------------------
 fund              WRL Series Fund, Inc., an investment company which is registered with the
                   U.S. Securities and Exchange Commission. We reserve the right to add other registered investment companies to the Contract in the future.
                   -----------------------------------------------------------------------------
 in force          Condition under which the Contract is active and the owner is entitled to exercise all rights under the Contract.
                   -----------------------------------------------------------------------------
 maturity date     The date on which the accumulation period ends and annuity payments begin.
                   -----------------------------------------------------------------------------

 non-qualified      Contracts issued other than in connection with retirement plans. Non-
 Contracts          qualified Contracts do not qualify for special federal income tax treatment under the Code.
                    ------------------------------------------------------------------------------
 owner (you,        The person(s) entitled to exercise all rights under the Contract. The an-
 your)              nuitant is the owner unless the application states otherwise, or unless a change of ownership is made at a later time.
                    ------------------------------------------------------------------------------
 portfolio          A separate investment portfolio of the fnd.
                    ------------------------------------------------------------------------------
 purchase           Amounts paid by an owner or on the owner's behalf to Western Reserve as
 payments           consideration for the benefits provided by the Contract. When we use the term "purchase payment" in this prospectus, it has the same meaning as
                    "net purchase payment" in the Contract, which means the purchase pay-
                    ment less any applicable premium taxes.
                    ------------------------------------------------------------------------------
 qualified          Contracts issued in connection with retirement plans that qualify for special
 Contracts          federal income tax treatment under the Code.
                    ------------------------------------------------------------------------------
 separate account   WRL Series Annuity Account, a separate account composed of subaccounts established to receive and invest purchase payments not allocated to the fixed account.
                    ------------------------------------------------------------------------------
 separate account   During the accumulation period, a Contract's value in the separate account,
 value              which equals the total value in each subaccount during the accumulation period.
                    ------------------------------------------------------------------------------
 subaccount         A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts cor-
                    responding to each applicable portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each applicable portfolio will hold assets after the maturity date if a variable annuity option is selected.
                    ------------------------------------------------------------------------------
 surrender          The termination of a Contract at the option of the owner.
                    ------------------------------------------------------------------------------
 valuation date     Each day on which the New York Stock Exchange is open for trading, except when a subaccount's corresponding portfolio does not value its shares.
                    ------------------------------------------------------------------------------
 valuation period   The period beginning at the end of one valuation date and continuing to the end of the next succeeding valuation date.
                    ------------------------------------------------------------------------------

In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser.



                       THE CONTRACT---GENERAL PROVISIONS


OWNER



The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner's spouse in a community or marital property state.



A successor owner can be named in the Contract application or in a written notice. The successor owner will become the new owner upon the owner's death, if the owner is not the annuitant and dies before the annuitant. If no successor owner survives the owner and the owner dies before the annuitant, the owner's estate will become the owner.


The owner may change the ownership of the Contract in a written notice. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.


When there is a change of owner or successor owner, the change will take effect as of the date Western Reserve accepts the written notice. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.


ENTIRE CONTRACT


The Contract and any endorsements thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.


MISSTATEMENT OF AGE OR GENDER



If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment Western Reserve makes due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.



ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the separate account or that the separate account may purchase. We reserve the right to eliminate the shares of any of the portfolios of the fund and to substitute shares of another portfolio of the fund (or of another open-end registered investment company), if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute any shares attributable to an owner's interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act")) or other applicable law.


We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of the fund, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax or investment conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant.


In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by Western Reserve to be in the best interest of persons having voting rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under that Act in the event such registration is no longer required.



We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of the change is filed with and approved by the appropriate insurance offical of the state of Western Reserve's domicile, or deemed approved in accordance with such law or regulation.


ANNUITY PAYMENT OPTIONS


During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under payment Option D, with 120 payments guaranteed.

Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date, which cannot be changed thereafter and will remain in effect until the Contract terminates. If a separate account annuity option is chosen, the owner must include in the written notice the subaccount allocation of the annuity proceeds as of the maturity date. If we do not receive that form or other written notice acceptable to us prior to the maturity date, the Contract's existing allocation options will remain in effect until the Contract terminates. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity option and payment frequency provides for payments of at least $100 per period. If none of these is possible, a lump sum payment will be made.


DETERMINATION OF THE FIRST VARIABLE PAYMENT. The amount of the first variable payment is determined by multiplying the annuity proceeds times the appropriate rate for the variable option selected. The rates are based on the Society of Actuaries 1983 Individual Mortality Table A with projection and a 5% effective annual assumed investment return and assuming a maturity date in the year 2000. Gender based mortality tables will be used unless prohibited by law. The amount of the first variable payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, at the maturity date, adjusted as follows:





MATURITY DATE                ADJUSTED AGE
---------------   ---------------------------------
Before 2001                  Actual Age
2001-2010                Actual Age minus 1
2011-2020                Actual Age minus 2
2021-2030                Actual Age minus 3
2031-2040                Actual Age minus 4
After 2040        As determined by Western Reserve


This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.


DETERMINATION OF ADDITIONAL VARIABLE PAYMENTS. The amount of variable annuity payments after the first will increase or decrease according to the annuity unit value which reflects the investment experience of the selected subaccount(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected subaccount multiplied by the annuity unit value of that subaccount on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that subaccount by the annuity unit value of that subaccount on the date the first annuity payment is processed.



DEATH BENEFIT

DEATH OF OWNER. Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the maturity date, then the entire value of the Contract must generally be distributed within five-years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) an owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the maturity date. See "Certain Federal Income Tax Consequences" for a detailed description of these rules. Other rules may apply to qualified Contracts.


If the annuitant is not an owner, and an owner dies prior to the maturity date, a successor owner may surrender the Contract at any time for the amount of the cash value. If the successor owner is not the deceased owner's spouse, however, the cash value must be distributed: (1) within five-years after the date of the deceased owner's death, or (2) as payments that begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy).


DEATH OF ANNUITANT. Due proof of death of the annuitant is proof that the annuitant who is an owner died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options, unless a settlement agreement is effective at the owner's death preventing such election.


If the annuitant was an owner, and the beneficiary was not the deceased annuitant's spouse, (1) the death benefit must be distributed within five years of the date of the deceased annuitant/owner's death, or (2) payments must begin no later than one year after the deceased annuitant/owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased annuitant/owner's death. If the sole beneficiary is the deceased annuitant/owner's surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See "Certain Federal Income Tax Consequences" in this SAI.)


If the beneficiary elects to receive the death benefit proceeds under option
(1), then: (a) we will allow the beneficiary to make only ONE partial withdrawal during the five-year period. That withdrawal must be made at the time option (1) is elected. No withdrawal charges will apply to this withdrawal; (b) we will allow the beneficiary to make ONE transfer to and from the subaccounts and the fixed account during the five-year period. That transfer must be made at the time option (1) is elected; (c) we will deduct the annual contract charge each year during the five-year period; (d) we will not apply any withdrawal charges to the total distribution of the Contract; (e) we will not permit annuitization at the end of the five-year period; and (f) if the beneficiary dies during the five-year period, we will pay the remaining value of the Contract first to the contingent beneficiary named by the owner. If no contingent beneficiary is named, then we will make payment to the beneficiary's estate. The beneficiary is not permitted to name his or her own beneficiary.


BENEFICIARY. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary during the annuitant's lifetime by sending written notice to Western Reserve. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice. We will not be liable for any payment made before the written notice is received. Unless we receive written notice from the owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary's creditors.


ASSIGNMENT


During the annuitant's lifetime and prior to the maturity date (subject to any irrevocable beneficiary's rights) the owner may assign any rights or benefits provided by a non-qualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by Western Reserve. An assignment will be effective as of the date accepted by Western Reserve. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.


With regard to qualified Contracts, ownership of the Contract generally may be assigned, but any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must also be permitted under the terms of the underlying retirement plan.



PROOF OF AGE, GENDER, AND SURVIVAL


Western Reserve may require proper proof of age and gender of any annuitant or co-annuitant prior to making the first annuity payment. Prior to making any payment, Western Reserve may require proper proof that the annuitant or co-annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.



NON-PARTICIPATING

The Contract will not share in Western Reserve's surplus earnings; no dividends will be paid.


                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES



THE FOLLOWING SUMMARY DOES NOT CONSTITUTE TAX ADVICE. IT IS A GENERAL DISCUSSION OF CERTAIN OF THE EXPECTED FEDERAL INCOME TAX CONSEQUENCES OF INVESTMENT IN AND DISTRIBUTIONS WITH RESPECT TO A CONTRACT, BASED ON THE INTERNAL REVENUE CODE OF 1986, AS

AMENDED, PROPOSED AND FINAL TREASURY REGULATIONS THEREUNDER, JUDICIAL AUTHORITY, AND CURRENT ADMINISTRATIVE RULINGS AND PRACTICE. THIS SUMMARY DISCUSSES ONLY CERTAIN FEDERAL INCOME TAX CONSEQUENCES TO "UNITED STATES PERSONS," AND DOES NOT DISCUSS STATE, LOCAL, OR FOREIGN TAX CONSEQUENCES. UNITED STATES PERSONS MEANS CITIZENS OR RESIDENTS OF THE UNITED STATES, DOMESTIC CORPORATIONS, DOMESTIC PARTNERSHIPS AND TRUSTS OR ESTATES THAT ARE SUBJECT TO UNITED STATES FEDERAL INCOME TAX REGARDLESS OF THE SOURCE OF THEIR INCOME.



TAX STATUS OF THE CONTRACT



The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.


DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. /section/1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the fund and its portfolios, intends to comply with the diversification requirements of the Treasury.


Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified Contracts from application of the diversification rules, the investment vehicle for Western Reserve's qualified Contracts (i.e., the fund) will be structured to comply with the diversification standards because it serves as the investment vehicle for non-qualified Contracts as well as qualified Contracts.


OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contractowner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which Contract owners may direct their investments to particular subaccounts without being treated as owners of underlying assets."

The ownership rights under the Contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that owners were not owners of separate account assets. For example, the owner of a Contract has the choice of one or more subaccounts in which to allocate purchase payments and annuity value, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in owners being treated as the owners of the assets of the separate account. In addition, Western Reserve does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the Contracts as necessary to attempt to prevent the owners from being considered the owners of a pro rata share of the assets of the separate account.


DISTRIBUTION REQUIREMENTS. The Code also requires that non-qualified Contracts contain specific provisions for distribution of Contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such Contracts provide that if any owner dies on or after the maturity date and before the entire interest in the Contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the Contract must generally be distributed within five-years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the Contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.


WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies Western Reserve. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 591/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into Western Reserve's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.


For qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 701/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code) or if the plan is a traditional IRA, distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 701/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.



Western Reserve makes no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.



INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, E.G., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) the total purchase payments for any calendar year on behalf of any individual may not exceed $2,000, except in the case of a rollover amount or contribution under Sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 701/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 591/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

Section 408 of the Code also indicates that no part of the fund for an individual retirement account or annuity ("IRA") may be invested in a life insurance contract, but the regulations thereunder allow such fund to be invested in an annuity contract that provides a death benefit that equals the greater of the purchase payments paid or the cash value for the Contract. The Contract provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the Contract under Section 408 of the Code. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the Contract, comports with IRA qualification requirements.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA and made after attaining age 591/2 or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are the same.


SECTION 403(B) PLANS. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 591/2 separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.



CORPORATE PENSION AND PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.


DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 Plans all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer (except for certain governmental plans). Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.



TAXATION OF WESTERN RESERVE



Western Reserve at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Western Reserve and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Western Reserve does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Western Reserve with respect to the separate account, we may make a charge to the separate account.

                             INVESTMENT EXPERIENCE


ACCUMULATION UNITS


Allocations of a purchase payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the purchase payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the fund less any applicable charges or fees.


Upon allocation to the selected subaccount of the separate account, purchase payments are converted into accumulation units of the subaccount. At the end of any valuation period, a subaccount's value is equal to the number of units that your Contract has in the subaccount, multiplied by the accumulation unit value of the subaccount.



The number of units that your Contract has in each subaccount is equal to:



1. The initial units purchased on the Contract date; plus

2. Units purchased at the time additional purchase payments are allocated to the subaccount; plus
3. Units purchased through transfers from another subaccount or the fixed account; minus
4. Any units that are redeemed to pay for partial withdrawals; minus
5. Any units that are redeemed as part of a transfer to another subaccount or the fixed account; minus
6. Any units that are redeemed to pay the annual contract charge, any premium taxes and any transfer charge.


The value of an accumulation unit was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of the regular session of business on the New York Stock Exchange, on each day the Exchange is open.



The accumulation unit value will vary from one valuation period to the next depending on the investment results experienced by each subaccount. The accumulation unit value for each subaccount at the end of a valuation period is the result of:


1. The total value of the assets held in the subaccount. This value is determined by multiplying the number of shares of the designated fund portfolio owned by the subaccount times the portfolio's net asset value per share; minus

2. The accrued daily percentage for the administrative charge and mortality and expense risk charge multiplied by the net assets of the subaccount; minus
3. The accrued amount of reserve for any taxes that are determined by us to have resulted from the investment operations of the subaccount; divided by

4. The number of outstanding units in the subaccount. The mortality and expense risk charge is deducted at an annual rate of 1.25% of net assets for each day in the valuation period and compensates us for certain mortality and expense risks. The administrative charge is deducted at an annual rate of 0.15% of net assets for each day in the valuation period and compensates us for certain administrative expenses. The accumulation unit value may increase, decrease, or remain the same from valuation period to valuation period.


ANNUITY UNIT VALUE AND ANNUITY PAYMENT RATES


The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount (that is, the portfolio performance minus subaccount fees and charges) exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $10.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

     (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;
     (b) is the net investment factor for that subaccount for the valuation period; and
     (c) is the investment return adjustment factor for the valuation period.


The investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.


The net investment factor for the Contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:


   (i)  is the result of:


    (1) the net asset value of a portfolio share held in that subaccount determined at the end of the current valuation period; plus
    (2) the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
    (3) a per share charge or credit for any taxes reserved for, which Western Reserve determines to have resulted from the investment operations of the subaccount.

   (ii) is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period.

   (iii) is a factor representing the mortality and expense risk charge and administrative charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of the subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.


The annuity payment rates vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date.

              ILLUSTRATION OF CALCULATIONS FOR ANNUITY UNIT VALUE
                         AND VARIABLE ANNUITY PAYMENTS
          FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE

Annuity unit value = A B C




Where: A =     Annuity unit value for the immediately preceding valuation period.
               Assume ......................................................................   = $ X
       B =     net investment factor for the valuation period for which the annuity unit value is being calculated.
               Assume ......................................................................   = Y
       C =     A factor to neutralize the assumed interest rate of 5% built into the annuity tablesused.
               Assume ......................................................................   = Z



Then, the annuity unit value is: $ X Y Z = $ Q

              FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF
                    FIRST MONTHLY VARIABLE ANNUITY PAYMENT



First Monthly Variable Annuity Payment = A B
                 $1,000



Where: A =     The annuity value as of the maturity date.
               Assume ...................................   = $ X
       B =     The annuity purchase rate per $1,000 based upon the
               option selected, the
                gender and adjusted age of the annuitant according
                 to the tables
                contained in the Contract.
               Assume ...................................   = $ Y



Then, the first monthly variable annuity payment = $X$Y = $Z
                                                   ----------
                                                     1,000

     FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY UNITS
             REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of annuity units = A
                         ---
                          B




Where: A =   The dollar amount of the first monthly Variable Annuity Payment.
             Assume .........................................................   = $ X
       B =   The annuity unit value for the valuation date on which the first monthly payment is due.
             Assume .........................................................   = $ Y



Then, the number of annuity units = $ X = Z
                                    ----
                                    $ Y

                          HISTORICAL PERFORMANCE DATA



MONEY MARKET YIELDS


YIELD - The yield quotation set forth in the prospectus for the WRL J.P. Morgan Money Market subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the WRL J.P. Morgan Money Market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.


EFFECTIVE YIELD - The effective yield quotation for the WRL J.P. Morgan Money Market subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the WRL J.P. Morgan Money Market subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:



             EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1}365/7) - 1


The effective yield is shown at least to the nearest hundredth of one percent.



HYPOTHETICAL CHARGE - For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period. Such fees and charges include the $30 annual contract charge, calculated on the basis of an average separate account value per Contract of $97,630, which converts that charge to an annual rate of 0.03% of the separate account value. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract. No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the WRL J.P. Morgan Money Market subaccount and the fund are excluded from the calculation of yield.



The yield on amounts held in the WRL J.P. Morgan Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The WRL J.P. Morgan Money

Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of WRL J.P. Morgan Money Market, the types and quality of portfolio securities held by WRL J.P. Morgan Money Market, and its operating expenses. For the seven days ended December 31, 1998, the yield of the WRL J.P. Morgan Money Market subaccount was 3.54%, and the effective yield was 3.61%.



OTHER SUBACCOUNT YIELDS



The yield quotations for all of the subaccounts, except the WRL J.P. Morgan Money Market subaccount, representing the accumulation period set forth in the prospectus is based on the 30-day period ended on the date of the most recent balance sheet of the separate account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:



                         YIELD = 2[(a - bcd + 1)6 -1]



  Where:     a =     net investment income earned during
                     the period by the corresponding
                     portfolio of the fund attributable to
                     shares owned by the subaccount.
             b =     expenses accrued for the period (net
                     of reimbursement).
             c =     the average daily number of units
                     outstanding during the period.
             d =     the maximum offering price per unit on
                     the last day of the period.



For purposes of the yield quotations for all of the subaccounts except, the WRL J.P. Morgan Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. Such fees include the $30 annual contract charge, calculated on the basis of an average separate account value per Contract of $97,630, which converts that charge to an annual rate of 0.03% of the separate account value. The calculations do not take into account any premium taxes or any transfer charges.



Premium taxes currently range from 0% to 3.5% of purchase payments depending upon the jurisdiction in which the Contract is delivered.



The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses. For the thirty days ended December 31, 1998, the yield for the WRL AEGON Bond subaccount was 4.05%.

TOTAL RETURNS



The total return quotations set forth in the prospectus for all of these subaccounts, except the WRL J.P. Morgan Money Market subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, three, five, and ten-year periods, (or, while a subaccount has been in existence for a period of less than one, three, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the date the subaccounts commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:



                                 P(1+T)n = ERV


  where:     P       = a hypothetical initial payment of
                       $1,000
             T       = average annual total return
             N       = number of years
             ERV     = ending redeemable value of a
                       hypothetical $1,000 payment
                       made at the beginning of each
                       period at the end of each period


For purposes of the total return quotations for all of these subaccounts, except the WRL J.P. Morgan Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. Such fees include the $30 annual contract charge, calculated on the basis of an average separate account value per Contract of $97,630, which converts that charge to an annual rate of 0.03% of the separate account value. The calculations also assume a complete surrender as of the end of the particular period. The calculations do not reflect any deduction for premium taxes or any transfer charges that may be applicable to a particular Contract.



OTHER PERFORMANCE DATA



We may present the total return data stated in the prospectus on a non-standard basis. This means that the data will not be reduced by all the fees and charges under the Contract and that the data may be presented for different time periods and for different purchase payment amounts. NON-STANDARD PERFORMANCE DATA WILL ONLY BE DISCLOSED IF STANDARD PERFORMANCE DATA FOR THE REQUIRED PERIODS IS ALSO DISCLOSED.



We may also disclose cumulative total returns and yields for the subaccounts based on the inception date of the subaccounts. These calculations will be determined according to the formulas presented in this SAI.


In addition, we may present historic performace data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.



For instance, we may disclose average annual total returns for the portfolios reduced by all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge of 1.25%, the administrative charge of 0.15% and the $30 annual contract charge (based on average separate account value of $97,630, the annual contract charge is translated into an annual charge of 0.03%). Such data assumes a complete surrender of the Contract at the end of the period.



ADVERTISING AND SALES LITERATURE

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance,
(2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.



When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. We may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of purchase payments made on a "before tax" basis through a tax-qualified plan with those made on an "after tax" basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of purchase payments.


As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.



                               PUBLISHED RATINGS



We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Duff & Phelps Credit Rating Co. A.M. Best's and Moody's ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor's and Duff & Phelps provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance contracts in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-contract obligations such as debt or commercial paper obligations. These ratings do not apply to the separate account, its subaccounts, the fund or its portfolios, or to their performance.



                                ADMINISTRATION


Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.


                              RECORDS AND REPORTS



All records and accounts relating to the separate account will be maintained by WRL Investment Services, Inc. As presently required by the 1940 Act and regulations promulgated thereunder, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.



                         DISTRIBUTION OF THE CONTRACTS


Prior to May 1, 1999, InterSecurities, Inc. ("ISI"), an affiliate of Western Reserve, was the principal underwriter of the Contracts. ISI has the same address as Western Reserve. Effective May 1, 1999, AFSG Securities Corporation ("AFSG") became the principal underwriter of the Contracts. AFSG is located at 4333 Edgewood Rd., N.E., Cedar Rapids, Iowa 52499. Both ISI and AFSG are registered with the SEC under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. No amounts have been retained by ISI for acting as principal underwriter for the Contracts and AFSG will not be compensated for its services as principal underwriter of the Contracts.



The Contracts are offered to the public through broker-dealers licensed under the federal securities laws, and state insurance laws and who have entered into written sales agreements with AFSG. Western Reserve will generally pay broker-dealers first year sales commissions in an amount no greater than 0.75% of purchase payments. In addition, broker-dealers may receive renewal commissions equal to an amount no greater than 0.75% of the annuity value as of each Contract anniversary, beginning in the second Contract year and each year thereafter, providing the Contract has an annuity value of $25,000 or more on each anniversary. Certain production, persistency and managerial bonuses may also be paid. Subject to applicable federal and state laws and regulations, Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker-dealers for their sale of the Contracts. The offering of the Contracts is continuous and Western Reserve does not anticipate discontinuing the offering of the Contracts. However, Western Reserve reserves the right to do so.



                                OTHER PRODUCTS



Western Reserve makes other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.



                               CUSTODY OF ASSETS



The assets of WRL Series Annuity Account are held by Western Reserve. The assets of the separate account are kept physically segregated and held apart from our general account and any of our other separate accounts. WRL Investment Services, Inc. maintains records of all purchases and redemptions of shares of the fund. Additional protection for the assets of the separate account is provided by a blanket bond issued to AEGON U.S. Holding Corporation ("AEGON U.S.") in the amount of $5 million (subject to a $1 million deductible), covering all of the employees of AEGON U.S. and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage to a limit of $12 million.



                                 LEGAL MATTERS



Sutherland Asbill & Brennan LLP has provided advice on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve's right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan, Esq., Vice President, Associate General Counsel and Assistant Secretary of Western Reserve.



                            INDEPENDENT ACCOUNTANTS



The accounting firm of PricewaterhouseCoopers LLP, independent accountants, provided audit services to the separate account for the year ended December 31, 1998. The principal business address of PricewaterhouseCoopers LLP is 160 Federal Street, Boston, Massachusetts

02110. The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to Western Reserve for the year ended December 31, 1998. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.



                               OTHER INFORMATION



A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments, and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.



                             FINANCIAL STATEMENTS



The values of an owner's interest in the separate account will be affected solely by the investment. results of the selected subaccount(s). Western Reserve's financial statements which are included in this SAI, should be considered only as bearing on Western Reserve's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.


Financial statements for Western Reserve as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 have been prepared on the basis of statutory accounting principles, rather than generally accepted accounting principles.

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of Western Reserve Life
Assurance Co. of Ohio and Contract Owners of the
WRL Series Annuity Account

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the WRL Freedom Variable Annuity, WRL Freedom Attainer, WRL Freedom Bellwether, WRL Freedom Conqueror and WRL Freedom Wealth Creator Contracts of the WRL Series Annuity Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Annuity Account") at December 31, 1998, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Annuity Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers LLP
------------------------------

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 29, 1999

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS





                                                              Money
                                                              Market           Bond          Growth
                                                           Sub-Account     Sub-Account     Sub-Account
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ..............................................       143,019          12,371          27,417
                                                             ========        ========      ===========
  Cost ................................................      $143,019        $141,968      $  936,730
                                                             ========        ========      ==========
 Investment, at net asset value .......................      $143,019        $143,431      $1,643,367
 Transfers receivable from depositor ..................             0               0               0
                                                             --------        --------      ----------
  Total assets ........................................       143,019         143,431       1,643,367
                                                             --------        --------      ----------
LIABILITIES:
 Accrued expenses .....................................             0               0               0
 Transfers payable to depositor .......................           240             754             117
                                                             --------        --------      ----------
  Total liabilities ...................................           240             754             117
                                                             --------        --------      ----------
  Net assets ..........................................      $142,779        $142,677      $1,643,250
                                                             ========        ========      ==========
NET ASSETS CONSISTS OF:
 Contract Owners' equity:
  Class A .............................................      $ 48,797        $ 50,893      $  817,014
  Class B .............................................        93,982          91,784         826,236
 Depositor's equity:
  Class A .............................................             0               0               0
  Class B .............................................             0               0               0
                                                             --------        --------      ----------
   Net assets applicable to units outstanding .........      $142,779        $142,677      $1,643,250
                                                             ========        ========      ==========
 Contract Owners' units:
  Class A .............................................         3,396           2,415          13,063
  Class B .............................................         7,839           6,351          27,435
 Depositor's units:
  Class A .............................................             0               0               0
  Class B .............................................             0               0               0
                                                             --------        --------      ----------
   Units outstanding ..................................        11,235           8,766          40,498
                                                             ========        ========      ==========
  Accumulation unit value -- Class A ..................      $  14.37        $  21.08      $    62.54
                                                             ========        ========      ==========
  Accumulation unit value -- Class B ..................      $  11.99        $  14.45      $    30.12
                                                             ========        ========      ==========



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS





                                                                             Strategic       Emerging
                                                              Global       Total Return       Growth
                                                           Sub-Account      Sub-Account     Sub-Account
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ..............................................        34,670          29,841          21,627
                                                             ========        ========        ========
  Cost ................................................      $649,971        $409,291        $410,871
                                                             ========        ========        ========
 Investment, at net asset value .......................      $821,980        $489,540        $582,292
 Transfers receivable from depositor ..................           890               0             967
                                                             --------        --------        --------
  Total assets ........................................       822,870         489,540         583,259
                                                             --------        --------        --------
LIABILITIES:
 Accrued expenses .....................................             0               0               0
 Transfers payable to depositor .......................             0              29               0
                                                             --------        --------        --------
  Total liabilities ...................................             0              29               0
                                                             --------        --------        --------
  Net assets ..........................................      $822,870        $489,511        $583,259
                                                             ========        ========        ========
NET ASSETS CONSISTS OF:
 Contract Owners' equity:
  Class A .............................................      $298,285        $160,783        $201,838
  Class B .............................................       524,585         328,728         381,421
 Depositor's equity:
  Class A .............................................             0               0               0
  Class B .............................................             0               0               0
                                                             --------        --------        --------
   Net assets applicable to units outstanding .........      $822,870        $489,511        $583,259
                                                             ========        ========        ========
 Contract Owners' units:
  Class A .............................................         9,640           7,983           6,443
  Class B .............................................        17,105          16,462          12,279
 Depositor's units:
  Class A .............................................             0               0               0
  Class B .............................................             0               0               0
                                                             --------        --------        --------
   Units outstanding ..................................        26,745          24,445          18,722
                                                             ========        ========        ========
  Accumulation unit value -- Class A ..................      $  30.94        $  20.14        $  31.33
                                                             ========        ========        ========
  Accumulation unit value -- Class B ..................      $  30.67        $  19.97        $  31.06
                                                             ========        ========        ========



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS





                                                            Aggressive                      Growth &
                                                              Growth         Balanced        Income
                                                           Sub-Account     Sub-Account     Sub-Account
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ..............................................        17,282          6,282           5,661
                                                             ========        =======         =======
  Cost ................................................      $281,400        $73,205         $70,109
                                                             ========        =======         =======
 Investment, at net asset value .......................      $387,788        $78,793         $69,506
 Transfers receivable from depositor ..................           461              0               0
                                                             --------        -------         -------
  Total assets ........................................       388,249         78,793          69,506
                                                             --------        -------         -------
LIABILITIES:
 Accrued expenses .....................................             0              0               0
 Transfers payable to depositor .......................             0             45             856
                                                             --------        -------         -------
  Total liabilities ...................................             0             45             856
                                                             --------        -------         -------
  Net assets ..........................................      $388,249        $78,748         $68,650
                                                             ========        =======         =======
NET ASSETS CONSISTS OF:
 Contract Owners' equity:
  Class A .............................................      $106,742        $19,730         $16,502
  Class B .............................................       281,507         59,018          52,148
 Depositor's equity:
  Class A .............................................             0              0               0
  Class B .............................................             0              0               0
                                                             --------        -------         -------
   Net assets applicable to units outstanding .........      $388,249        $78,748         $68,650
                                                             ========        =======         =======
 Contract Owners' units:
  Class A .............................................         4,069          1,336           1,021
  Class B .............................................        10,807          4,024           3,248
 Depositor's units:
  Class A .............................................             0              0               0
  Class B .............................................             0              0               0
                                                             --------        -------         -------
   Units outstanding ..................................        14,876          5,360           4,269
                                                             ========        =======         =======
 Accumulation unit value -- Class A ...................      $  26.23        $ 14.77         $ 16.17
                                                             ========        =======         =======
 Accumulation unit value -- Class B ...................      $  26.05        $ 14.67         $ 16.06
                                                             ========        =======         =======



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS





                                                           Tactical Asset       C.A.S.E.
                                                             Allocation          Growth       Global Sector
                                                             Sub-Account      Sub-Account      Sub-Account
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ..............................................         24,217            3,976            1,045
                                                              ========          =======          =======
  Cost ................................................       $314,319          $56,032          $11,468
                                                              ========          =======          =======
 Investment, at net asset value .......................       $323,329          $51,653          $11,552
 Transfers receivable from depositor ..................              0               88               12
                                                              --------          -------          -------
  Total assets ........................................        323,329           51,741           11,564
                                                              --------          -------          -------
LIABILITIES:
 Accrued expenses .....................................              0                0                0
 Transfers payable to depositor .......................              5                0                0
                                                              --------          -------          -------
  Total liabilities ...................................              5                0                0
                                                              --------          -------          -------
  Net assets ..........................................       $323,324          $51,741          $11,564
                                                              ========          =======          =======
NET ASSETS CONSISTS OF:
 Contract Owners' equity:
  Class A .............................................       $ 85,428          $14,161          $ 1,433
  Class B .............................................        237,896           37,580           10,131
 Depositor's equity:
  Class A .............................................              0                0                0
  Class B .............................................              0                0                0
                                                              --------          -------          -------
   Net assets applicable to units outstanding .........       $323,324          $51,741          $11,564
                                                              ========          =======          =======
 Contract Owners' units:
  Class A .............................................          5,174              887              123
  Class B .............................................         14,496            3,043              873
 Depositor's units:
  Class A .............................................              0                0                0
  Class B .............................................              0                0                0
                                                              --------          -------          -------
   Units outstanding ..................................         19,670            3,930              996
                                                              ========          =======          =======
  Accumulation unit value -- Class A ..................       $  16.51          $ 15.96          $ 11.66
                                                              ========          =======          =======
  Accumulation unit value -- Class B ..................       $  16.41          $ 12.35          $ 11.61
                                                              ========          =======          =======



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS





                                                                            International        U.S.
                                                           Value Equity         Equity          Equity
                                                            Sub-Account      Sub-Account      Sub-Account
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ..............................................        10,818            2,176            6,700
                                                             ========          =======          =======
  Cost ................................................      $143,906          $25,592          $88,930
                                                             ========          =======          =======
 Investment, at net asset value .......................      $131,063          $26,267          $96,618
 Transfers receivable from depositor ..................             0                0              257
                                                             --------          -------          -------
  Total assets ........................................       131,063           26,267           96,875
                                                             --------          -------          -------
LIABILITIES:
 Accrued expenses .....................................             0                0                0
 Transfers payable to depositor .......................           206              108                0
                                                             --------          -------          -------
  Total liabilities ...................................           206              108                0
                                                             --------          -------          -------
  Net assets ..........................................      $130,857          $26,159          $96,875
                                                             ========          =======          =======
NET ASSETS CONSISTS OF:
 Contract Owners' equity:
  Class A .............................................      $ 38,640          $ 6,783          $23,419
  Class B .............................................        92,217           19,376           73,456
 Depositor's equity: ..................................
  Class A .............................................             0                0                0
  Class B .............................................             0                0                0
                                                             --------          -------          -------
   Net assets applicable to units outstanding .........      $130,857          $26,159          $96,875
                                                             ========          =======          =======
 Contract Owners' units:
  Class A .............................................         2,964              573            1,538
  Class B .............................................         7,103            1,642            4,840
 Depositor's units: ...................................
  Class A .............................................             0                0                0
  Class B .............................................             0                0                0
                                                             --------          -------          -------
   Units outstanding ..................................        10,067            2,215            6,378
                                                             ========          =======          =======
  Accumulation unit value -- Class A ..................      $  13.04          $ 11.83          $ 15.22
                                                             ========          =======          =======
  Accumulation unit value -- Class B ..................      $  12.98          $ 11.80          $ 15.18
                                                             ========          =======          =======



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS





                                                           Third Avenue     Real Estate
                                                               Value        Securities
                                                            Sub-Account     Sub-Account
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ..............................................         1,651            201
                                                              =======         ======
  Cost ................................................       $15,959         $1,774
                                                              =======         ======
 Investment, at net asset value .......................       $15,335         $1,706
 Transfers receivable from depositor ..................             5            189
                                                              -------         ------
  Total assets ........................................        15,340          1,895
                                                              -------         ------
LIABILITIES:
 Accrued expenses .....................................             0              0
 Transfers payable to depositor .......................             0              0
                                                              -------         ------
  Total liabilities ...................................             0              0
                                                              -------         ------
  Net assets ..........................................       $15,340         $1,895
                                                              =======         ======
NET ASSETS CONSISTS OF:
 Contract Owners' equity:
  Class A .............................................       $ 5,783         $  318
  Class B .............................................         9,281          1,071
 Depositor's equity:
  Class A .............................................           138            253
  Class B .............................................           138            253
                                                              -------         ------
   Net assets applicable to units outstanding .........       $15,340         $1,895
                                                              =======         ======
Contract Owners' units:
  Class A .............................................           629             38
  Class B .............................................         1,010            127
 Depositor's units:
  Class A .............................................            15             30
  Class B .............................................            15             30
                                                              -------         ------
   Units outstanding ..................................         1,669            225
                                                              =======         ======
  Accumulation unit value -- Class A ..................       $  9.20         $ 8.44
                                                              =======         ======
  Accumulation unit value -- Class B ..................       $  9.19         $ 8.43
                                                              =======         ======



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 1998
                           ALL AMOUNTS IN THOUSANDS





                                                                                 Money
                                                                                 Market           Bond          Growth
                                                                              Sub-Account     Sub-Account     Sub-Account
INVESTMENT INCOME:
 Dividend income .........................................................       $7,098          $6,877        $  2,436
 Capital gain distributions ..............................................            0               0          10,814
                                                                                 ------          ------        --------
   Total investment income ...............................................        7,098           6,877          13,250
                                                                                 ------          ------        --------
EXPENSES:
 Mortality and expense risk:
  Class A ................................................................          652             587           8,232
  Class B ................................................................        1,204           1,077           8,089
                                                                                 ------          ------        --------
   Total expenses ........................................................        1,856           1,664          16,321
                                                                                 ------          ------        --------
 Net investment income (loss) ............................................        5,242           5,213          (3,071)
                                                                                 ------          ------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions ...................            0           2,980          84,538
 Change in unrealized appreciation (depreciation) ........................            0             772         534,463
                                                                                 ------          ------        --------
 Net gain (loss) on investment securities ................................            0           3,752         619,001
                                                                                 ------          ------        --------
   Net increase (decrease) in net assets resulting from operations .......       $5,242          $8,965        $615,930
                                                                                 ======          ======        ========




                                                                                                Strategic       Emerging
                                                                                 Global       Total Return       Growth
                                                                              Sub-Account      Sub-Account     Sub-Account
INVESTMENT INCOME:
 Dividend income .........................................................      $  4,368         $11,176        $      0
 Capital gain distributions ..............................................        28,573           9,413          19,371
                                                                                --------         -------        --------
   Total investment income ...............................................        32,941          20,589          19,371
                                                                                --------         -------        --------
EXPENSES:
 Mortality and expense risk:
  Class A ................................................................         3,594           2,046           2,147
  Class B ................................................................         6,370           4,258           4,191
                                                                                --------         -------        --------
   Total expenses ........................................................         9,964           6,304           6,338
                                                                                --------         -------        --------
 Net investment income (loss) ............................................        22,977          14,285          13,033
                                                                                --------         -------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions ...................        41,579          12,532          34,463
 Change in unrealized appreciation (depreciation) ........................       112,012           9,475         100,637
                                                                                --------         -------        --------
 Net gain (loss) on investment securities ................................       153,591          22,007         135,100
                                                                                --------         -------        --------
   Net increase (decrease) in net assets resulting from operations .......      $176,568         $36,292        $148,133
                                                                                ========         =======        ========



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 1998
                           ALL AMOUNTS IN THOUSANDS





                                                                               Aggressive                      Growth &
                                                                                 Growth         Balanced        Income
                                                                              Sub-Account     Sub-Account     Sub-Account
INVESTMENT INCOME:
 Dividend income .........................................................      $    810         $1,738        $  2,946
 Capital gain distributions ..............................................        19,054             76             518
                                                                                --------         ------        --------
   Total investment income ...............................................        19,864          1,814           3,464
                                                                                --------         ------        --------
EXPENSES:
 Mortality and expense risk:
  Class A ................................................................         1,054            236             204
  Class B ................................................................         2,857            730             643
                                                                                --------         ------        --------
   Total expenses ........................................................         3,911            966             847
                                                                                --------         ------        --------
 Net investment income (loss) ............................................        15,953            848           2,617
                                                                                --------         ------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions ...................        11,096          2,432           1,695
 Change in unrealized appreciation (depreciation) ........................        87,922            550          (3,096)
                                                                                --------         ------        --------
 Net gain (loss) on investment securities ................................        99,018          2,982          (1,401)
                                                                                --------         ------        --------
   Net increase (decrease) in net assets resulting from operations .......      $114,971         $3,830        $  1,216
                                                                                ========         ======        ========




                                                                              Tactical Asset       C.A.S.E.        Global
                                                                                Allocation          Growth         Sector
                                                                                Sub-Account      Sub-Account     Sub-Account
INVESTMENT INCOME:
 Dividend income .........................................................      $   9,083         $  4,661          $202
 Capital gain distributions ..............................................         21,777              321           138
                                                                                ---------         --------          ----
   Total investment income ...............................................         30,860            4,982           340
                                                                                ---------         --------          ----
EXPENSES:
 Mortality and expense risk:
  Class A ................................................................          1,035              187            26
  Class B ................................................................          3,064              492           143
                                                                                ---------         --------          ----
   Total expenses ........................................................          4,099              679           169
                                                                                ---------         --------          ----
 Net investment income (loss) ............................................         26,761            4,303           171
                                                                                ---------         --------          ----
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions ...................          4,988             (437)          208
 Change in unrealized appreciation (depreciation) ........................        (12,543)          (3,543)          557
                                                                                ---------         --------          ----
 Net gain (loss) on investment securities ................................         (7,555)          (3,980)          765
                                                                                ---------         --------          ----
   Net increase (decrease) in net assets resulting from operations .......      $  19,206         $    323          $936
                                                                                =========         ========          ====



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 1998
                           ALL AMOUNTS IN THOUSANDS





                                                                                 Value        International
                                                                                 Equity          Equity        U.S. Equity
                                                                              Sub-Account      Sub-Account     Sub-Account
INVESTMENT INCOME:
 Dividend income .........................................................     $   2,672         $   20          $ 2,868
 Capital gain distributions ..............................................         9,420              0              664
                                                                               ---------         ------          -------
   Total investment income ...............................................        12,092             20            3,532
                                                                               ---------         ------          -------
EXPENSES:
 Mortality and expense risk:
  Class A ................................................................           604             88              209
  Class B ................................................................         1,461            231              625
                                                                               ---------         ------          -------
   Total expenses ........................................................         2,065            319              834
                                                                               ---------         ------          -------
 Net investment income (loss) ............................................        10,027           (299)           2,698
                                                                               ---------         ------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions ...................         7,300            892            3,078
 Change in unrealized appreciation (depreciation) ........................       (29,640)         1,160            7,647
                                                                               ---------         ------          -------
 Net gain (loss) on investment securities ................................       (22,340)         2,052           10,725
                                                                               ---------         ------          -------
   Net increase (decrease) in net assets resulting from operations .......     $ (12,313)        $1,753          $13,423
                                                                               =========         ======          =======




                                                                             Third Avenue      Real Estate
                                                                                Value          Securities
                                                                           Sub-Account (a)   Sub-Account (b)
INVESTMENT INCOME:
 Dividend income .......................................................      $     42           $    0
 Capital gain distributions ............................................             0                0
                                                                              --------           ------
   Total investment income .............................................            42                0
                                                                              --------           ------
EXPENSES:
 Mortality and expense risk:
  Class A ..............................................................            58                3
  Class B ..............................................................           102                7
                                                                              --------           ------
   Total expenses ......................................................           160               10
                                                                              --------           ------
 Net investment income (loss) ..........................................          (118)             (10)
                                                                              --------           ------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions .................          (367)             (97)
 Change in unrealized appreciation (depreciation) ......................          (624)             (68)
                                                                              --------           ------
 Net gain (loss) on investment securities ..............................          (991)            (165)
                                                                              --------           ------
   Net increase (decrease) in net assets resulting from operations .....      $ (1,109)          $ (175)
                                                                              ========           ======



(a) The inception date of this Sub-Account was January 2, 1998.
(b) The inception date of this Sub-Account was May 1, 1998.








             The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                           ALL AMOUNTS IN THOUSANDS





                                                           MONEY MARKET                 BOND
                                                           SUB-ACCOUNT               SUB-ACCOUNT
                                                           December 31,             December 31,
                                                    -------------------------- -----------------------
                                                         1998         1997         1998        1997
                                                    ------------- ------------ ----------- -----------
OPERATIONS:
 Net investment income (loss) .....................  $     5,242   $    4,323   $   5,213   $   3,787
 Net gain (loss) on investment securities .........            0            0       3,752       2,297
                                                     -----------   ----------   ---------   ---------
 Net increase (decrease) in net assets
  resulting from operations .......................        5,242        4,323       8,965       6,084
                                                     -----------   ----------   ---------   ---------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........       89,466       24,672      39,699      34,812
                                                     -----------   ----------   ---------   ---------
 Less cost of units redeemed:
  Administrative charges ..........................           67           56          74          60
  Policy loans ....................................           10           44           9          29
  Surrender benefits ..............................       51,046       35,358      15,360      12,801
  Death benefits ..................................        2,489        1,410       1,002       1,119
                                                     -----------   ----------   ---------   ---------
                                                          53,612       36,868      16,445      14,009
                                                     -----------   ----------   ---------   ---------
  Increase (decrease) in net assets
   from capital unit transactions .................       35,854      (12,196)     23,254      20,803
                                                     -----------   ----------   ---------   ---------
  Net increase (decrease) in net assets ...........       41,096       (7,873)     32,219      26,887
 Depositor's equity contribution (redemption) .....            0            0           0           0
NET ASSETS:
 Beginning of year ................................      101,683      109,556     110,458      83,571
                                                     -----------   ----------   ---------   ---------
 End of year ......................................  $   142,779   $  101,683   $ 142,677   $ 110,458
                                                     ===========   ==========   =========   =========
UNIT ACTIVITY:
 Class A:
  Units outstanding -- beginning of year ..........        2,861        3,849       2,360       2,513
  Units issued ....................................       12,716       11,575       1,411         863
  Units redeemed ..................................      (12,181)     (12,563)     (1,356)     (1,016)
                                                     -----------   ----------   ---------   ---------
   Units outstanding -- end of year ...............        3,396        2,861       2,415       2,360
                                                     ===========   ==========   =========   =========
 Class B:
  Units outstanding -- beginning of year ..........        5,383        5,254       4,801       3,055
  Units issued ....................................       42,233       26,457       5,846       3,754
  Units redeemed ..................................      (39,777)     (26,328)     (4,296)     (2,008)
                                                     -----------   ----------   ---------   ---------
   Units outstanding -- end of year ...............        7,839        5,383       6,351       4,801
                                                     ===========   ==========   =========   =========
CAPITAL UNIT TRANSACTIONS BY CLASS:
 Class A
  Proceeds from units issued ......................  $   179,547   $  156,967   $  29,044   $  16,414
  Cost of units redeemed ..........................     (172,316)    (170,491)    (27,598)    (18,763)
                                                     -----------   ----------   ---------   ---------
   Increase (decrease) in net assets
    from capital unit transactions ................  $     7,231   $  (13,524)  $   1,446   $  (2,349)
                                                     ===========   ==========   =========   =========
 Class B
  Proceeds from units issued ......................  $   498,610   $  300,223   $  82,089   $  49,003
  Cost of units redeemed ..........................     (469,987)    (298,895)    (60,281)    (25,851)
                                                     -----------   ----------   ---------   ---------
   Increase (decrease) in net assets
    from capital unit transactions ................  $    28,623   $    1,328   $  21,808   $  23,152
                                                     ===========   ==========   =========   =========



                                                               GROWTH
                                                             SUB-ACCOUNT
                                                            December 31,
                                                    -----------------------------
                                                         1998           1997
                                                    -------------- --------------
OPERATIONS:
 Net investment income (loss) .....................   $   (3,071)    $   95,008
 Net gain (loss) on investment securities .........      619,001         44,193
                                                      ----------     ----------
 Net increase (decrease) in net assets
  resulting from operations .......................      615,930        139,201
                                                      ----------     ----------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........      176,685        100,049
                                                      ----------     ----------
 Less cost of units redeemed:
  Administrative charges ..........................          924            824
  Policy loans ....................................          276            291
  Surrender benefits ..............................      145,324        122,338
  Death benefits ..................................        6,422          6,036
                                                      ----------     ----------
                                                         152,946        129,489
                                                      ----------     ----------
  Increase (decrease) in net assets
   from capital unit transactions .................       23,739        (29,440)
                                                      ----------     ----------
  Net increase (decrease) in net assets ...........      639,669        109,761
 Depositor's equity contribution (redemption) .....            0              0
NET ASSETS:
 Beginning of year ................................    1,003,581        893,820
                                                      ----------     ----------
 End of year ......................................   $1,643,250     $1,003,581
                                                      ==========     ==========
UNIT ACTIVITY:
 Class A:
  Units outstanding -- beginning of year ..........       14,842         17,370
  Units issued ....................................        2,325          2,279
  Units redeemed ..................................       (4,104)        (4,807)
                                                      ----------     ----------
   Units outstanding -- end of year ...............       13,063         14,842
                                                      ==========     ==========
 Class B:
  Units outstanding -- beginning of year ..........       23,273         19,833
  Units issued ....................................       14,632          9,817
  Units redeemed ..................................      (10,470)        (6,377)
                                                      ----------     ----------
   Units outstanding -- end of year ...............       27,435         23,273
                                                      ==========     ==========
CAPITAL UNIT TRANSACTIONS BY CLASS:
 Class A
  Proceeds from units issued ......................   $  115,049     $   83,258
  Cost of units redeemed ..........................     (196,117)      (173,750)
                                                      ----------     ----------
   Increase (decrease) in net assets
    from capital unit transactions ................   $  (81,068)    $  (90,492)
                                                      ==========     ==========
 Class B
  Proceeds from units issued ......................   $  349,932     $  172,646
  Cost of units redeemed ..........................     (245,125)      (111,594)
                                                      ----------     ----------
   Increase (decrease) in net assets
    from capital unit transactions ................   $  104,807     $   61,052
                                                      ==========     ==========



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                           ALL AMOUNTS IN THOUSANDS





                                                                                      STRATEGIC
                                                             GLOBAL                 TOTAL RETURN             EMERGING GROWTH
                                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                                          December 31,              December 31,              December 31,
                                                    ------------------------- ------------------------- -------------------------
                                                        1998         1997         1998         1997         1998         1997
                                                    ------------ ------------ ------------ ------------ ------------ ------------
OPERATIONS:
 Net investment income (loss) .....................  $   22,977   $   67,753   $  14,285    $  31,906    $   13,033   $  34,075
 Net gain (loss) on investment securities .........     153,591       16,167      22,007       39,238       135,100      32,074
                                                     ----------   ----------   ---------    ---------    ----------   ---------
 Net increase (decrease) in net assets
  resulting from operations .......................     176,568       83,920      36,292       71,144       148,133      66,149
                                                     ----------   ----------   ---------    ---------    ----------   ---------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........      84,146      153,435      53,733       73,224        52,394      65,278
                                                     ----------   ----------   ---------    ---------    ----------   ---------
 Less cost of units redeemed:
  Administrative charges ..........................         531          415         257          230           370         305
  Policy loans ....................................         169          179          75           78            81         148
  Surrender benefits ..............................      67,089       50,878      41,421       31,156        39,571      28,049
  Death benefits ..................................       2,884        2,194       2,375        2,384         1,824       1,218
                                                     ----------   ----------   ---------    ---------    ----------   ---------
                                                         70,673       53,666      44,128       33,848        41,846      29,720
                                                     ----------   ----------   ---------    ---------    ----------   ---------
  Increase (decrease) in net assets
   from capital unit transactions .................      13,473       99,769       9,605       39,376        10,548      35,558
                                                     ----------   ----------   ---------    ---------    ----------   ---------
  Net increase (decrease) in net assets ...........     190,041      183,689      45,897      110,520       158,681     101,707
 Depositor's equity contribution (redemption) .....           0            0           0            0             0           0
NET ASSETS:
 Beginning of year ................................     632,829      449,140     443,614      333,094       424,578     322,871
                                                     ----------   ----------   ---------    ---------    ----------   ---------
 End of year ......................................  $  822,870   $  632,829   $ 489,511    $ 443,614    $  583,259   $ 424,578
                                                     ==========   ==========   =========    =========    ==========   =========
UNIT ACTIVITY:
 Class A:
  Units outstanding -- beginning of year ..........      10,843       10,764       8,831        8,850         7,180       7,440
  Units issued ....................................       2,177        3,749       1,416        2,112         1,612       2,547
  Units redeemed ..................................      (3,380)      (3,670)     (2,264)      (2,131)       (2,349)     (2,807)
                                                     ----------   ----------   ---------    ---------    ----------   ---------
   Units outstanding -- end of year ...............       9,640       10,843       7,983        8,831         6,443       7,180
                                                     ==========   ==========   =========    =========    ==========   =========
 Class B:
  Units outstanding -- beginning of year ..........      15,530       11,159      15,125       12,771        11,279       9,377
  Units issued ....................................       8,478        9,373       5,389        5,551         6,337       6,544
  Units redeemed ..................................      (6,903)      (5,002)     (4,052)      (3,197)       (5,337)     (4,642)
                                                     ----------   ----------   ---------    ---------    ----------   ---------
   Units outstanding -- end of year ...............      17,105       15,530      16,462       15,125        12,279      11,279
                                                     ==========   ==========   =========    =========    ==========   =========
CAPITAL UNIT TRANSACTIONS BY CLASS:
 Class A
  Proceeds from units issued ......................  $   60,997   $   85,424   $  27,037    $  36,001    $   41,764   $  53,282
  Cost of units redeemed ..........................     (93,858)     (85,013)    (43,014)     (36,499)      (59,104)    (58,078)
                                                     ----------   ----------   ---------    ---------    ----------   ---------
   Increase (decrease) in net assets
    from capital unit transactions ................  $  (32,861)  $      411   $ (15,977)   $    (498)   $  (17,340)  $  (4,796)
                                                     ==========   ==========   =========    =========    ==========   =========
 Class B
 Proceeds from units issued .......................  $  236,884   $  215,509   $ 101,973    $  94,632    $  162,954   $ 137,690
 Cost of units redeemed ...........................    (190,550)    (116,151)    (76,391)     (54,758)     (135,066)    (97,336)
                                                     ----------   ----------   ---------    ---------    ----------   ---------
   Increase (decrease) in net assets
    from capital unit transactions ................  $   46,334   $   99,358   $  25,582    $  39,874    $   27,888   $  40,354
                                                     ==========   ==========   =========    =========    ==========   =========



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                           ALL AMOUNTS IN THOUSANDS





                                                        AGGRESSIVE GROWTH             BALANCED             GROWTH & INCOME
                                                           SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                                          December 31,              December 31,            December 31,
                                                    ------------------------- ------------------------ -----------------------
                                                        1998         1997         1998         1997        1998        1997
                                                    ------------ ------------ ------------ ----------- ----------- -----------
OPERATIONS:
 Net investment income (loss) .....................  $  15,953    $  18,672    $     848    $  5,486    $   2,617   $  6,496
 Net gain (loss) on investment securities .........     99,018       19,487        2,982       1,940       (1,401)     1,829
                                                     ---------    ---------    ---------    --------    ---------   --------
 Net increase (decrease) in net assets
  resulting from operations .......................    114,971       38,159        3,830       7,426        1,216      8,325
                                                     ---------    ---------    ---------    --------    ---------   --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........     61,019       51,596       21,611      16,015       22,549     13,870
                                                     ---------    ---------    ---------    --------    ---------   --------
 Less cost of units redeemed:
  Administrative charges ..........................        253          189           47          35           37         26
  Policy loans ....................................        191           69           34           5           15         14
  Surrender benefits ..............................     23,320       16,218        7,504       3,892        5,368      3,255
  Death benefits ..................................        922        1,009          334         615          342        622
                                                     ---------    ---------    ---------    --------    ---------   --------
                                                        24,686       17,485        7,919       4,547        5,762      3,917
                                                     ---------    ---------    ---------    --------    ---------   --------
  Increase (decrease) in net assets
   from capital unit transactions .................     36,333       34,111       13,692      11,468       16,787      9,953
                                                     ---------    ---------    ---------    --------    ---------   --------
  Net increase (decrease) in net assets ...........    151,304       72,270       17,522      18,894       18,003     18,278
 Depositor's equity contribution (redemption) .....          0            0            0           0            0          0
NET ASSETS:
 Beginning of year ................................    236,945      164,675       61,226      42,332       50,647     32,369
                                                     ---------    ---------    ---------    --------    ---------   --------
 End of year ......................................  $ 388,249    $ 236,945    $  78,748    $ 61,226    $  68,650   $ 50,647
                                                     =========    =========    =========    ========    =========   ========
UNIT ACTIVITY:
 Class A:
  Units outstanding -- beginning of year ..........      4,173        4,385        1,239       1,124          885        961
  Units issued ....................................      1,588        1,851          652         511          654        478
  Units redeemed ..................................     (1,692)      (2,063)        (555)       (396)        (518)      (554)
                                                     ---------    ---------    ---------    --------    ---------   --------
   Units outstanding -- end of year ...............      4,069        4,173        1,336       1,239        1,021        885
                                                     =========    =========    =========    ========    =========   ========
 Class B:
  Units outstanding -- beginning of year ..........      9,141        6,954        3,157       2,386        2,316      1,554
  Units issued ....................................      6,364        5,495        2,021       1,449        2,664      1,325
  Units redeemed ..................................     (4,698)      (3,308)      (1,154)       (678)      (1,732)      (563)
                                                     ---------    ---------    ---------    --------    ---------   --------
   Units outstanding -- end of year ...............     10,807        9,141        4,024       3,157        3,248      2,316
                                                     =========    =========    =========    ========    =========   ========
CAPITAL UNIT TRANSACTIONS BY CLASS:
 Class A
  Proceeds from units issued ......................  $  33,380    $  30,741    $   9,298    $  6,670    $  10,307   $  6,632
  Cost of units redeemed ..........................    (34,274)     (33,539)      (7,930)     (5,169)      (8,136)    (7,537)
                                                     ---------    ---------    ---------    --------    ---------   --------
   Increase (decrease) in net assets
    from capital unit transactions ................  $    (894)   $  (2,798)   $   1,368    $  1,501    $   2,171   $   (905)
                                                     =========    =========    =========    ========    =========   ========
 Class B
  Proceeds from units issued ......................  $ 134,461    $  91,322    $  28,613    $ 18,801    $  41,704   $ 18,709
  Cost of units redeemed ..........................    (97,234)     (54,413)     (16,289)     (8,834)     (27,088)    (7,851)
                                                     ---------    ---------    ---------    --------    ---------   --------
   Increase (decrease) in net assets
    from capital unit transactions ................  $  37,227    $  36,909    $  12,324    $  9,967    $  14,616   $ 10,858
                                                     =========    =========    =========    ========    =========   ========



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                           ALL AMOUNTS IN THOUSANDS





                                                   TACTICAL ASSET ALLOCATION     C.A.S.E. GROWTH          GLOBAL SECTOR
                                                          SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                                         December 31,             December 31,            December 31,
                                                   ------------------------- ----------------------- -----------------------
                                                       1998         1997         1998        1997        1998        1997
                                                   ------------ ------------ ----------- ----------- ----------- -----------
OPERATIONS:
 Net investment income (loss) ....................  $  26,761    $  16,973    $   4,303   $  3,913    $    171    $    505
 Net gain (loss) on investment securities ........     (7,555)      15,427       (3,980)      (788)        765        (407)
                                                    ---------    ---------    ---------   --------    --------    --------
 Net increase (decrease) in net assets
  resulting from operations ......................     19,206       32,400          323      3,125         936          98
                                                    ---------    ---------    ---------   --------    --------    --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ..........     60,662       71,016        5,436     32,505        (627)      7,365
                                                    ---------    ---------    ---------   --------    --------    --------
 Less cost of units redeemed:
  Administrative charges .........................        145          107           33         15           8           4
  Policy loans ...................................         61           38           17         12           5           1
  Surrender benefits .............................     27,240       17,363        3,062      1,838         799         665
  Death benefits .................................      1,105        1,673          578        222          82          14
                                                    ---------    ---------    ---------   --------    --------    --------
                                                       28,551       19,181        3,690      2,087         894         684
                                                    ---------    ---------    ---------   --------    --------    --------
  Increase (decrease) in net assets
   from capital unit transactions ................     32,111       51,835        1,746     30,418      (1,521)      6,681
                                                    ---------    ---------    ---------   --------    --------    --------
  Net increase (decrease) in net assets ..........     51,317       84,235        2,069     33,543        (585)      6,779
Depositor's equity contribution (redemption) .....          0            0            0        (25)       (556)          0
NET ASSETS:
 Beginning of year ...............................    272,007      187,772       49,672     16,154      12,705       5,926
                                                    ---------    ---------    ---------   --------    --------    --------
 End of year .....................................  $ 323,324    $ 272,007    $  51,741   $ 49,672    $ 11,564    $ 12,705
                                                    =========    =========    =========   ========    ========    ========
UNIT ACTIVITY:
 Class A:
  Units outstanding -- beginning of year .........      5,049        4,640        1,121        260         220         230
  Units issued ...................................      1,544        1,856          538      1,162          44         113
  Units redeemed .................................     (1,419)      (1,447)        (772)      (301)       (141)       (123)
                                                    ---------    ---------    ---------   --------    --------    --------
   Units outstanding -- end of year ..............      5,174        5,049          887      1,121         123         220
                                                    =========    =========    =========   ========    ========    ========
 Class B:
  Units outstanding -- beginning of year .........     12,633        9,398        2,618      1,164         965         334
  Units issued ...................................      5,679        6,245        1,879      2,142         348         878
  Units redeemed .................................     (3,816)      (3,010)      (1,454)      (688)       (440)       (247)
                                                    ---------    ---------    ---------   --------    --------    --------
   Units outstanding -- end of year ..............     14,496       12,633        3,043      2,618         873         965
                                                    =========    =========    =========   ========    ========    ========
CAPITAL UNIT TRANSACTIONS BY CLASS:
 Class A
  Proceeds from units issued .....................  $  24,856    $  26,637    $   8,282   $ 18,073    $    506    $  1,229
  Cost of units redeemed .........................    (22,698)     (20,740)     (12,019)    (4,706)     (1,579)     (1,348)
                                                    ---------    ---------    ---------   --------    --------    --------
   Increase (decrease) in net assets
    from capital unit transactions ...............  $   2,158    $   5,897    $  (3,737)  $ 13,367    $ (1,073)   $   (119)
                                                    =========    =========    =========   ========    ========    ========
 Class B
  Proceeds from units issued .....................  $  90,625    $  89,910    $  22,803   $ 24,989    $  3,952    $  9,471
  Cost of units redeemed .........................    (60,672)     (43,972)     (17,320)    (7,963)     (4,956)     (2,671)
                                                    ---------    ---------    ---------   --------    --------    --------
   Increase (decrease) in net assets
    from capital unit transactions ...............  $  29,953    $  45,938    $   5,483   $ 17,026    $ (1,004)   $  6,800
                                                    =========    =========    =========   ========    ========    ========



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                           ALL AMOUNTS IN THOUSANDS





                                                          VALUE EQUITY         INTERNATIONAL EQUITY         U.S. EQUTIY
                                                           SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                                          December 31,             December 31,            December 31,
                                                    ------------------------- ----------------------- -----------------------
                                                        1998         1997         1998      1997 (a)      1998      1997 (a)
                                                    ------------ ------------ ----------- ----------- ----------- -----------
OPERATIONS:
 Net investment income (loss) .....................  $  10,027    $     576    $    (299)  $    (55)   $   2,698   $   1,223
 Net gain (loss) on investment securities .........    (22,340)      16,752        2,052       (273)      10,725       1,489
                                                     ---------    ---------    ---------   --------    ---------   ---------
 Net increase (decrease) in net assets
  resulting from operations .......................    (12,313)      17,328        1,753       (328)      13,423       2,712
                                                     ---------    ---------    ---------   --------    ---------   ---------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........     11,585       97,065        9,266     17,763       52,247      38,761
                                                     ---------    ---------    ---------   --------    ---------   ---------
 Less cost of units redeemed:
  Administrative charges ..........................         84           41           13          3           25           5
  Policy loans ....................................         64           14           26          5           22           0
  Surrender benefits ..............................     14,233        7,470        1,407        504        7,153       2,568
  Death benefits ..................................        682          315          207          5          386           1
                                                     ---------    ---------    ---------   --------    ---------   ---------
                                                        15,063        7,840        1,653        517        7,586       2,574
                                                     ---------    ---------    ---------   --------    ---------   ---------
  Increase (decrease) in net assets
   from capital unit transactions .................     (3,478)      89,225        7,613     17,246       44,661      36,187
                                                     ---------    ---------    ---------   --------    ---------   ---------
  Net increase (decrease) in net assets ...........    (15,791)     106,553        9,366     16,918       58,084      38,899
 Depositor's equity contribution (redemption) .....          0         (343)        (725)       600         (408)        300
NET ASSETS:
 Beginning of year ................................    146,648       40,438       17,518          0       39,199           0
                                                     ---------    ---------    ---------   --------    ---------   ---------
 End of year ......................................  $ 130,857    $ 146,648    $  26,159   $ 17,518    $  96,875   $  39,199
                                                     =========    =========    =========   ========    =========   =========
UNIT ACTIVITY:
 Class A:
  Units outstanding -- beginning of year ..........      3,562        1,486          601          0          987           0
  Units issued ....................................      2,145        3,436          665        717        1,779       1,742
  Units redeemed ..................................     (2,743)      (1,360)        (693)      (116)      (1,228)       (755)
                                                     ---------    ---------    ---------   --------    ---------   ---------
   Units outstanding -- end of year ...............      2,964        3,562          573        601        1,538         987
                                                     =========    =========    =========   ========    =========   =========
 Class B:
  Units outstanding -- beginning of year ..........      7,035        2,119        1,051          0        2,141           0
  Units issued ....................................      5,002        7,466        1,776      1,505        5,244       3,215
  Units redeemed ..................................     (4,934)      (2,550)      (1,185)      (454)      (2,545)     (1,074)
                                                     ---------    ---------    ---------   --------    ---------   ---------
   Units outstanding -- end of year ...............      7,103        7,035        1,642      1,051        4,840       2,141
                                                     =========    =========    =========   ========    =========   =========
CAPITAL UNIT TRANSACTIONS BY CLASS:
 Class A
  Proceeds from units issued ......................  $  29,077    $  43,341    $   7,942   $  7,704    $  24,458   $  20,081
  Cost of units redeemed ..........................    (36,336)     (17,206)      (8,214)    (1,254)     (17,106)     (8,686)
                                                     ---------    ---------    ---------   --------    ---------   ---------
   Increase (decrease) in net assets
    from capital unit transactions ................  $  (7,259)   $  26,135    $    (272)  $  6,450    $   7,352   $  11,395
                                                     =========    =========    =========   ========    =========   =========
 Class B
 Proceeds from units issued .......................  $  69,109    $  95,515    $  20,738   $ 16,298    $  71,783   $  37,740
 Cost of units redeemed ...........................    (65,328)     (32,768)     (13,578)    (4,902)     (34,882)    (12,648)
                                                     ---------    ---------    ---------   --------    ---------   ---------
   Increase (decrease) in net assets
from capital unit transactions ....................  $   3,781    $  62,747    $   7,160   $ 11,396    $  36,901   $  25,092
                                                     =========    =========    =========   ========    =========   =========



(a) The inception date of this Sub-Account was January 2, 1997.





             The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                           ALL AMOUNTS IN THOUSANDS





                                                           THIRD AVENUE     REAL ESTATE
                                                               VALUE         SECURITIES
                                                            SUB-ACCOUNT     SUB-ACCOUNT
                                                           December 31,     December 31,
                                                             1998 (b)         1998 (c)
                                                          --------------   -------------
OPERATIONS:
 Net investment income (loss) .........................      $   (118)       $    (10)
 Net gain (loss) on investment securities .............          (991)           (165)
                                                             --------        --------
  Net increase (decrease) in net assets
   resulting from operations ..........................        (1,109)           (175)
                                                             --------        --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...............        16,606           1,484
                                                             --------        --------
 Less cost of units redeemed:
  Administrative charges ..............................             4               0
  Policy loans ........................................             0               0
  Surrender benefits ..................................           453              14
  Death benefits ......................................             0               0
                                                             --------        --------
                                                                  457              14
                                                             --------        --------
  Increase (decrease) in net assets
   from capital unit transactions .....................        16,149           1,470
                                                             --------        --------
  Net increase (decrease) in net assets ...............        15,040           1,295
 Depositor's equity contribution (redemption) .........           300             600
NET ASSETS:
 Beginning of year ....................................             0               0
                                                             --------        --------
 End of year ..........................................      $ 15,340        $  1,895
                                                             ========        ========
UNIT ACTIVITY:
 Class A:
  Units outstanding -- beginning of year ..............             0               0
  Units issued ........................................           992              84
  Units redeemed ......................................          (348)            (16)
                                                             --------        --------
   Units outstanding -- end of year ...................           644              68
                                                             ========        ========
 Class B:
  Units outstanding -- beginning of year ..............             0               0
  Units issued ........................................         1,702             302
  Units redeemed ......................................          (677)           (145)
                                                             --------        --------
   Units outstanding -- end of year ...................         1,025             157
                                                             ========        ========
CAPITAL UNIT TRANSACTIONS BY CLASS:
 Class A
  Proceeds from units issued ..........................      $  9,565        $    784
  Cost of units redeemed ..............................        (3,245)           (151)
                                                             --------        --------
   Increase (decrease) in net assets
    from capital unit transactions ....................      $  6,320        $    633
                                                             ========        ========
 Class B
  Proceeds from units issued ..........................      $ 16,395        $  2,659
  Cost of units redeemed ..............................        (6,266)         (1,222)
                                                             --------        --------
   Increase (decrease) in net assets
    from capital unit transactions ....................      $ 10,129        $  1,437
                                                             ========        ========



(b) The inception date of this Sub-Account was January 2, 1998.
(c) The inception date of this Sub-Account was May 1, 1998.




             The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED





                                                                          MONEY MARKET SUB-ACCOUNT
                                                                               December 31,
                                                                          -----------------------
                                                                              1998        1997
                                                                          ----------- -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................   $ 13.82     $ 13.29
 Income from operations:
  Net investment income (loss) ..........................................      0.55        0.53
  Net realized and unrealized gain (loss) on investment .................      0.00        0.00
                                                                            -------     -------
   Net income (loss) from operations ....................................      0.55        0.53
                                                                            -------     -------
Accumulation unit value, end of year ....................................   $ 14.37     $ 13.82
                                                                            =======     =======
Total return (a) ........................................................      3.99%       4.00%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $48,797     $39,531
 Ratios of net investment income (loss) to average net assets (b) .......      3.89%       3.92%



                                                                               MONEY MARKET SUB-ACCOUNT
                                                                                     December 31,
                                                                          -----------------------------------
                                                                              1996        1995        1994
                                                                          ----------- ----------- -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................   $ 12.80     $ 12.29     $ 12.03
 Income from operations:
  Net investment income (loss) ..........................................      0.49        0.51        0.26
  Net realized and unrealized gain (loss) on investment .................      0.00        0.00        0.00
                                                                            -------     -------     -------
   Net income (loss) from operations ....................................      0.49        0.51        0.26
                                                                            -------     -------     -------
Accumulation unit value, end of year ....................................   $ 13.29     $ 12.80     $ 12.29
                                                                            =======     =======     =======
Total return (a) ........................................................      3.81%       4.12%       2.22%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $51,141     $41,596     $55,318
 Ratios of net investment income (loss) to average net assets (b) .......      3.72%       4.03%       2.28%




                                                                             BOND SUB-ACCOUNT
                                                                               December 31,
                                                                          -----------------------
                                                                              1998        1997
                                                                          ----------- -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................   $ 19.52     $ 18.11
 Income from operations:
  Net investment income (loss) ..........................................      0.82        0.73
  Net realized and unrealized gain (loss) on investment .................      0.74        0.68
                                                                            -------     -------
   Net income (loss) from operations ....................................      1.56        1.41
                                                                            -------     -------
Accumulation unit value, end of year ....................................   $ 21.08     $ 19.52
                                                                            =======     =======
Total return (a) ........................................................      7.96%       7.80%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $50,893     $46,082
 Ratios of net investment income (loss) to average net assets (b) .......      4.02%       3.95%



                                                                                    BOND SUB-ACCOUNT
                                                                                      December 31,
                                                                          -------------------------------------
                                                                              1996         1995        1994
                                                                          ------------ ----------- ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................   $ 18.31      $ 15.08     $ 16.40
 Income from operations:
  Net investment income (loss) ..........................................      0.77         0.83        0.72
  Net realized and unrealized gain (loss) on investment .................     (0.97)        2.40       (2.04)
                                                                            -------      -------     -------
   Net income (loss) from operations ....................................     (0.20)        3.23       (1.32)
                                                                            -------      -------     -------
Accumulation unit value, end of year ....................................   $ 18.11      $ 18.31     $ 15.08
                                                                            =======      =======     =======
Total return (a) ........................................................     (1.10)%      21.46%      (8.10)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $45,516      $54,109     $47,193
 Ratios of net investment income (loss) to average net assets (b) .......      4.34%        4.94%       4.69%




                                                                              GROWTH SUB-ACCOUNT
                                                                                 December 31,
                                                                           -------------------------
                                                                               1998         1997
                                                                           ------------ ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $ 38.50      $  33.17
 Income from operations:
  Net investment income (loss) ...........................................     (0.08)         3.42
  Net realized and unrealized gain (loss) on investment ..................     24.12          1.91
                                                                             -------      --------
   Net income (loss) from operations .....................................     24.04          5.33
                                                                             -------      --------
Accumulation unit value, end of year .....................................   $ 62.54      $  38.50
                                                                             =======      ========
Total return (a) .........................................................     62.43%        16.09%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $817,014     $571,456
 Ratios of net investment income (loss) to average net assets (b) ........     (0.18)%        9.36%



                                                                                     GROWTH SUB-ACCOUNT
                                                                                        December 31,
                                                                           --------------------------------------
                                                                               1996         1995         1994
                                                                           ------------ ------------ ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $  28.47     $  19.60     $ 21.64
 Income from operations:
  Net investment income (loss) ...........................................       1.64         2.35       (0.06)
  Net realized and unrealized gain (loss) on investment ..................       3.06         6.52       (1.98)
                                                                             --------     --------     -------
   Net income (loss) from operations .....................................       4.70         8.87       (2.04)
                                                                             --------     --------     -------
Accumulation unit value, end of year .....................................   $  33.17     $  28.47     $ 19.60
                                                                             ========     ========     =======
Total return (a) .........................................................      16.50%       45.29%      (9.45)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $576,115     $532,646     $409,881
 Ratios of net investment income (loss) to average net assets (b) ........       5.22%        9.81%      (0.28)%



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED





                                                                              GLOBAL SUB-ACCOUNT
                                                                                 December 31,
                                                                           -------------------------
                                                                               1998         1997
                                                                           ------------ ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $  24.10     $  20.55
 Income from operations:
  Net investment income (loss) ...........................................       0.83         2.55
  Net realized and unrealized gain (loss) on investment ..................       6.01         1.00
                                                                             --------     --------
   Net income (loss) from operations .....................................       6.84         3.55
                                                                             --------     --------
Accumulation unit value, end of year .....................................   $  30.94     $  24.10
                                                                             ========     ========
Total return (a) .........................................................      28.40%       17.28%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $298,285     $261,317
 Ratios of net investment income (loss) to average net assets (b) ........       2.97%       11.01%



                                                                                     GLOBAL SUB-ACCOUNT
                                                                                        December 31,
                                                                           --------------------------------------
                                                                               1996         1995         1994
                                                                           ------------ ------------ ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $  16.29     $  13.40     $ 13.54
 Income from operations:
  Net investment income (loss) ...........................................       1.62         0.42        0.45
  Net realized and unrealized gain (loss) on investment ..................       2.64         2.47       (0.59)
                                                                             --------     --------     -------
   Net income (loss) from operations .....................................       4.26         2.89       (0.14)
                                                                             --------     --------     -------
Accumulation unit value, end of year .....................................   $  20.55     $  16.29     $ 13.40
                                                                             ========     ========     =======
Total return (a) .........................................................      26.15%       21.53%      (0.99)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $221,185     $141,425     $144,705
 Ratios of net investment income (loss) to average net assets (b) ........       8.60%        2.89%       3.40%




                                                                            STRATEGIC TOTAL RETURN
                                                                                  SUB-ACCOUNT
                                                                                 December 31,
                                                                           -------------------------
                                                                               1998         1997
                                                                           ------------ ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $  18.60     $  15.46
 Income from operations:
  Net investment income (loss) ...........................................       0.56         1.34
  Net realized and unrealized gain (loss) on investment ..................       0.98         1.80
                                                                             --------     --------
   Net income (loss) from operations .....................................       1.54         3.14
                                                                             --------     --------
Accumulation unit value, end of year .....................................   $  20.14     $  18.60
Total return (a) .........................................................       8.28%       20.34%
Ratios and supplemental data:
  Net assets at end of year (in thousands) ...............................   $160,783     $164,259
  Ratios of net investment income (loss) to average net assets (b) .......       2.95%        7.83%



                                                                            STRATEGIC TOTAL RETURN SUB-ACCOUNT
                                                                                       December 31,
                                                                           -------------------------------------
                                                                               1996         1995         1994
                                                                           ------------ ------------ -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $  13.61     $  11.06     $11.25
 Income from operations:
  Net investment income (loss) ...........................................       0.68         0.59       0.16
  Net realized and unrealized gain (loss) on investment ..................       1.17         1.96      (0.35)
                                                                             --------     --------     ------
   Net income (loss) from operations .....................................       1.85         2.55      (0.19)
                                                                             --------     --------     ------
Accumulation unit value, end of year .....................................   $  15.46     $  13.61     $11.06
Total return (a) .........................................................      13.57%       23.11%     (1.77)%
Ratios and supplemental data:
  Net assets at end of year (in thousands) ...............................   $136,789     $116,374     $88,607
  Ratios of net investment income (loss) to average net assets (b) .......       4.75%        4.74%      1.43%




                                                                                EMERGING GROWTH
                                                                                  SUB-ACCOUNT
                                                                                 December 31,
                                                                           -------------------------
                                                                               1998         1997
                                                                           ------------ ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $  23.10     $  19.26
 Income from operations:
  Net investment income (loss) ...........................................       0.69         1.85
  Net realized and unrealized gain (loss) on investment ..................       7.54         1.99
                                                                             --------     --------
   Net income (loss) from operations .....................................       8.23         3.84
                                                                             --------     --------
Accumulation unit value, end of year .....................................   $  31.33     $  23.10
                                                                             ========     ========
Total return (a) .........................................................      35.63%       19.95%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $201,838     $165,848
 Ratios of net investment income (loss) to average net assets (b) ........       2.69%        8.73%



                                                                                EMERGING GROWTH SUB-ACCOUNT
                                                                                        December 31,
                                                                           --------------------------------------
                                                                               1996         1995         1994
                                                                           ------------ ------------ ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $  16.40     $  11.31     $ 12.37
 Income from operations:
  Net investment income (loss) ...........................................       0.63         0.51       (0.13)
  Net realized and unrealized gain (loss) on investment ..................       2.23         4.58       (0.93)
                                                                             --------     --------     -------
   Net income (loss) from operations .....................................       2.86         5.09       (1.06)
                                                                             --------     --------     -------
Accumulation unit value, end of year .....................................   $  19.26     $  16.40     $ 11.31
                                                                             ========     ========     =======
Total return (a) .........................................................      17.41%       44.97%      (8.51)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $143,282     $115,797     $83,480
 Ratios of net investment income (loss) to average net assets (b) ........       3.42%        3.68%      (1.21)%



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED





                                                                              AGGRESSIVE GROWTH
                                                                                 SUB-ACCOUNT
                                                                                 December 31,
                                                                           ------------------------
                                                                               1998         1997
                                                                           ------------ -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $  17.86     $ 14.56
 Income from operations:
  Net investment income (loss) ...........................................       1.13        1.42
  Net realized and unrealized gain (loss) on investment ..................       7.24        1.88
                                                                             --------     -------
   Net income (loss) from operations .....................................       8.37        3.30
                                                                             --------     -------
Accumulation unit value, end of year .....................................   $  26.23     $ 17.86
                                                                             ========     =======
Total return (a) .........................................................      46.84%      22.71%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $106,742     $74,544
 Ratios of net investment income (loss) to average net assets (b) ........       5.39%       8.51%



                                                                              AGGRESSIVE GROWTH SUB-ACCOUNT
                                                                                       December 31,
                                                                           ------------------------------------
                                                                               1996        1995      1994 (c)
                                                                           ----------- ----------- ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $ 13.35     $  9.79     $ 10.00
 Income from operations:
  Net investment income (loss) ...........................................      0.25        0.29       (0.08)
  Net realized and unrealized gain (loss) on investment ..................      0.96        3.27       (0.13)
                                                                             -------     -------     -------
   Net income (loss) from operations .....................................      1.21        3.56       (0.21)
                                                                             -------     -------     -------
Accumulation unit value, end of year .....................................   $ 14.56     $ 13.35     $  9.79
                                                                             =======     =======     =======
Total return (a) .........................................................      9.07%      36.31%      (2.08)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $63,843     $65,666     $18,555
 Ratios of net investment income (loss) to average net assets (b) ........      1.77%       2.28%      (1.04)%




                                                                            BALANCED SUB-ACCOUNT
                                                                                December 31,
                                                                           -----------------------
                                                                               1998        1997
                                                                           ----------- -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $ 13.99     $ 12.09
 Income from operations:
  Net investment income (loss) ...........................................      0.17        1.32
  Net realized and unrealized gain (loss) on investment ..................      0.61        0.58
                                                                             -------     -------
   Net income (loss) from operations .....................................      0.78        1.90
                                                                             -------     -------
Accumulation unit value, end of year .....................................   $ 14.77     $ 13.99
                                                                             =======     =======
Total return (a) .........................................................      5.60%      15.65%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $19,730     $17,324
 Ratios of net investment income (loss) to average net assets (b) ........      1.19%      10.01%



                                                                                   BALANCED SUB-ACCOUNT
                                                                                       December 31,
                                                                           ------------------------------------
                                                                               1996        1995      1994 (c)
                                                                           ----------- ----------- ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $ 11.06     $  9.35     $  10.00
 Income from operations:
  Net investment income (loss) ...........................................      0.26        0.29         0.21
  Net realized and unrealized gain (loss) on investment ..................      0.77        1.42        (0.86)
                                                                             -------     -------     --------
   Net income (loss) from operations .....................................      1.03        1.71        (0.65)
                                                                             -------     -------     --------
Accumulation unit value, end of year .....................................   $ 12.09     $ 11.06     $   9.35
                                                                             =======     =======     ========
Total return (a) .........................................................      9.34%      18.31%       (6.52)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $13,598     $11,343     $  9,379
 Ratios of net investment income (loss) to average net assets (b) ........      2.29%       2.85%        2.63%




                                                                               GROWTH & INCOME
                                                                                 SUB-ACCOUNT
                                                                                December 31,
                                                                           -----------------------
                                                                               1998        1997
                                                                           ----------- -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $ 15.89     $ 12.91
 Income from operations:
  Net investment income (loss) ...........................................      0.66        2.06
  Net realized and unrealized gain (loss) on investment ..................     (0.38)       0.92
                                                                             -------     -------
  Net income (loss) from operations ......................................      0.28        2.98
                                                                             -------     -------
Accumulation unit value, end of year .....................................   $ 16.17     $ 15.89
                                                                             =======     =======
Total return (a) .........................................................      1.77%      23.10%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $16,502     $14,056
 Ratios of net investment income (loss) to average net assets (b) ........      4.17%      14.87%



                                                                               GROWTH & INCOME SUB-ACCOUNT
                                                                                       December 31,
                                                                           ------------------------------------
                                                                               1996        1995      1994 (c)
                                                                           ----------- ----------- ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $ 11.71     $  9.46     $  10.00
 Income from operations:
  Net investment income (loss) ...........................................      0.50        0.45         0.32
  Net realized and unrealized gain (loss) on investment ..................      0.70        1.80        (0.86)
                                                                             -------     -------     --------
  Net income (loss) from operations ......................................      1.20        2.25        (0.54)
                                                                             -------     -------     --------
Accumulation unit value, end of year .....................................   $ 12.91     $ 11.71     $   9.46
                                                                             =======     =======     ========
Total return (a) .........................................................     10.25%      23.70%       (5.37)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $12,397     $11,890     $  5,506
 Ratios of net investment income (loss) to average net assets (b) ........      4.17%       4.26%        4.07%



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED





                                                                               TACTICAL ASSET ALLOCATION SUB-ACCOUNT
                                                                                           December 31,
                                                                          -----------------------------------------------
                                                                              1998        1997        1996      1995 (d)
                                                                          ----------- ----------- ----------- -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................   $ 15.43     $ 13.40     $ 11.86     $ 10.00
 Income from operations:
  Net investment income (loss) ..........................................      1.40        1.02        0.46        0.58
  Net realized and unrealized gain (loss) on investment .................     (0.32)       1.01        1.08        1.28
                                                                            -------     -------     -------     -------
   Net income (loss) from operations ....................................      1.08        2.03        1.54        1.86
                                                                            -------     -------     -------     -------
Accumulation unit value, end of year ....................................   $ 16.51     $ 15.43     $ 13.40     $ 11.86
                                                                            =======     =======     =======     =======
Total return (a) ........................................................      6.98%      15.14%      13.00%      18.61%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $85,428     $77,923     $62,195     $34,910
 Ratios of net investment income (loss) to average net assets (b) .......      8.72%       6.99%       3.71%       5.25%




                                                                                  C.A.S.E. GROWTH SUB-ACCOUNT
                                                                                         December 31,
                                                                            ---------------------------------------
                                                                                1998          1997        1996 (e)
                                                                            -----------   -----------   -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................     $ 15.77       $ 13.88       $ 12.87
 Income from operations:
  Net investment income (loss) ..........................................        1.27          3.15          0.39
  Net realized and unrealized gain (loss) on investment .................       (1.08)        (1.26)         0.62
                                                                              -------       -------       -------
   Net income (loss) from operations ....................................        0.19          1.89          1.01
                                                                              -------       -------       -------
Accumulation unit value, end of year ....................................     $ 15.96       $ 15.77       $ 13.88
                                                                              =======       =======       =======
Total return (a) ........................................................        1.20%        13.60%         7.84%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................     $14,161       $17,677       $ 3,612
 Ratios of net investment income (loss) to average net assets (b) .......        8.11%        20.61%         4.43%




                                                                                   GLOBAL SECTOR SUB-ACCOUNT
                                                                                         December 31,
                                                                            ---------------------------------------
                                                                                1998         1997        1996 (f)
                                                                            -----------   ----------   ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................     $ 10.75      $ 10.52       $ 10.00
 Income from operations:
  Net investment income (loss) ..........................................        0.11         0.39         (0.01)
  Net realized and unrealized gain (loss) on investment .................        0.80        (0.16)         0.53
                                                                              -------      -------       -------
   Net income (loss) from operations ....................................        0.91         0.23          0.52
                                                                              -------      -------       -------
Accumulation unit value, end of year ....................................     $ 11.66      $ 10.75       $ 10.52
                                                                              =======      =======       =======
Total return (a) ........................................................        8.47%        2.15%         5.19%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................     $ 1,433      $ 2,361       $ 2,417
 Ratios of net investment income (loss) to average net assets (b) .......        0.95%        3.54%        (0.09)%



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED





                                                                                   VALUE EQUITY SUB-ACCOUNT
                                                                                         December 31,
                                                                            ---------------------------------------
                                                                                1998          1997        1996 (f)
                                                                            -----------   -----------   -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................     $13.86        $ 11.22       $ 10.00
 Income from operations:
  Net investment income (loss) ..........................................       0.89           0.07          0.02
  Net realized and unrealized gain (loss) on investment .................      (1.71)          2.57          1.20
                                                                              ------        -------       -------
  Net income (loss) from operations .....................................      (0.82)          2.64          1.22
                                                                              ------        -------       -------
Accumulation unit value, end of year ....................................     $13.04        $ 13.86       $ 11.22
                                                                              ======        =======       =======
Total return (a) ........................................................      (5.96)%        23.49%        12.25%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................     $38,640       $49,376       $16,679
 Ratios of net investment income (loss) to average net assets (b) .......       6.44%          0.55%         0.30%




                                                                               INTERNATIONAL EQUITY
                                                                                    SUB-ACCOUNT
                                                                                   December 31,
                                                                            ---------------------------
                                                                                1998         1997 (g)
                                                                            ------------   ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................     $ 10.62        $ 10.00
 Income from operations:
  Net investment income (loss) ..........................................       (0.14)         (0.05)
  Net realized and unrealized gain (loss) on investment .................        1.35           0.67
                                                                              -------        -------
   Net income (loss) from operations ....................................        1.21           0.62
                                                                              -------        -------
Accumulation unit value, end of year ....................................     $ 11.83        $ 10.62
                                                                              =======        =======
Total return (a) ........................................................       11.45%          6.17%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................     $ 6,783        $ 6,377
 Ratios of net investment income (loss) to average net assets (b) .......       (1.16)%        (0.52)%




                                                                                   U.S. EQUITY
                                                                                   SUB-ACCOUNT
                                                                                  December 31,
                                                                            -------------------------
                                                                                1998        1997 (g)
                                                                            -----------   -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................     $ 12.54       $ 10.00
 Income from operations:
  Net investment income (loss) ..........................................        0.54          0.75
  Net realized and unrealized gain (loss) on investment .................        2.14          1.79
                                                                              -------       -------
   Net income (loss) from operations ....................................        2.68          2.54
                                                                              -------       -------
Accumulation unit value, end of year ....................................     $ 15.22       $ 12.54
                                                                              =======       =======
Total return (a) ........................................................       21.35%        25.44%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................     $23,419       $12,377
 Ratios of net investment income (loss) to average net assets (b) .......        3.90%         6.37%



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED





                                                                             THIRD AVENUE
                                                                                VALUE
                                                                             SUB-ACCOUNT
                                                                             December 31,
                                                                               1998 (h)
                                                                            -------------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................      $ 10.00
 Income from operations:
  Net investment income (loss) ..........................................        (0.08)
  Net realized and unrealized gain (loss) on investment .................        (0.72)
                                                                               -------
   Net income (loss) from operations ....................................        (0.80)
                                                                               -------
Accumulation unit value, end of year ....................................      $  9.20
                                                                               =======
Total return (a) ........................................................        (7.99)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................      $ 5,921
 Ratios of net investment income (loss) to average net assets (b) .......        (0.89)%




                                                                             REAL ESTATE
                                                                              SECURITIES
                                                                             SUB-ACCOUNT
                                                                             December 31,
                                                                               1998 (i)
                                                                            -------------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................     $  10.00
 Income from operations:
  Net investment income (loss) ..........................................        (0.07)
  Net realized and unrealized gain (loss) on investment .................        (1.49)
                                                                              --------
   Net income (loss) from operations ....................................        (1.56)
                                                                              --------
Accumulation unit value, end of year ....................................     $   8.44
                                                                              ========
Total return (a) ........................................................       (15.65)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................     $    571
 Ratios of net investment income (loss) to average net assets (b) .......        (1.26)%



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED





                                                                           MONEY MARKET SUB-ACCOUNT
                                                                                December 31,
                                                                           -----------------------
                                                                               1998        1997
                                                                           ----------- -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $ 11.55     $ 11.12
 Income from operations:
  Net investment income (loss) ...........................................      0.44        0.43
  Net realized and unrealized gain (loss) on investment ..................      0.00        0.00
                                                                             -------     -------
   Net income (loss) from operations .....................................      0.44        0.43
                                                                             -------     -------
Accumulation unit value, end of year .....................................   $ 11.99     $ 11.55
                                                                             =======     =======
Total return (a) .........................................................      3.83%       3.84%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $93,982     $62,152
 Ratios of net investment income (loss) to average net assets (b) ........      3.72%       3.78%



                                                                                MONEY MARKET SUB-ACCOUNT
                                                                                      December 31,
                                                                           -----------------------------------
                                                                               1996        1995        1994
                                                                           ----------- ----------- -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $ 10.73     $ 10.32     $ 10.11
 Income from operations:
  Net investment income (loss) ...........................................      0.39        0.41        0.21
  Net realized and unrealized gain (loss) on investment ..................      0.00        0.00        0.00
                                                                             -------     -------     -------
   Net income (loss) from operations .....................................      0.39        0.41        0.21
                                                                             -------     -------     -------
Accumulation unit value, end of year .....................................   $ 11.12     $ 10.73     $ 10.32
                                                                             =======     =======     =======
Total return (a) .........................................................      3.65%       3.96%       2.07%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $58,415     $28,524     $28,537
 Ratios of net investment income (loss) to average net assets (b) ........      3.57%       3.89%       2.26%




                                                                             BOND SUB-ACCOUNT
                                                                               December 31,
                                                                          -----------------------
                                                                              1998        1997
                                                                          ----------- -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ..............................   $ 13.41     $ 12.46
 Income from operations:
  Net investment income (loss) ..........................................      0.60        0.67
  Net realized and unrealized gain (loss) on investment .................      0.44        0.28
                                                                            -------     -------
   Net income (loss) from operations ....................................      1.04        0.95
                                                                            -------     -------
Accumulation unit value, end of year ....................................   $ 14.45     $ 13.41
                                                                            =======     =======
Total return (a) ........................................................      7.80%       7.64%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $91,784     $64,376
 Ratios of net investment income (loss) to average net assets (b) .......      4.31%       5.26%



                                                                                    BOND SUB-ACCOUNT
                                                                                      December 31,
                                                                          -------------------------------------
                                                                              1996         1995        1994
                                                                          ------------ ----------- ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ..............................   $ 12.61      $ 10.40     $ 11.33
 Income from operations:
  Net investment income (loss) ..........................................      0.56         0.64        0.52
  Net realized and unrealized gain (loss) on investment .................     (0.71)        1.57       (1.45)
                                                                            -------      -------     -------
   Net income (loss) from operations ....................................     (0.15)        2.21       (0.93)
                                                                            -------      -------     -------
Accumulation unit value, end of year ....................................   $ 12.46      $ 12.61     $ 10.40
                                                                            =======      =======     =======
Total return (a) ........................................................     (1.25)%      21.28%      (8.23)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $38,055      $32,772     $17,614
 Ratios of net investment income (loss) to average net assets (b) .......      4.60%        5.45%       4.91%




                                                                              GROWTH SUB-ACCOUNT
                                                                                 December 31,
                                                                           -------------------------
                                                                               1998         1997
                                                                           ------------ ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $ 18.57      $  16.02
 Income from operations:
  Net investment income (loss) ...........................................     (0.08)         1.87
  Net realized and unrealized gain (loss) on investment ..................     11.63          0.68
                                                                             -------      --------
   Net income (loss) from operations .....................................     11.55          2.55
                                                                             -------      --------
Accumulation unit value, end of year .....................................   $ 30.12      $  18.57
                                                                             =======      ========
Total return (a) .........................................................     62.19%        15.91%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $826,236     $432,125
 Ratios of net investment income (loss) to average net assets (b) ........     (0.33)%       10.53%



                                                                                     GROWTH SUB-ACCOUNT
                                                                                        December 31,
                                                                           --------------------------------------
                                                                               1996         1995         1994
                                                                           ------------ ------------ ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $  13.77     $   9.49     $ 10.50
 Income from operations:
  Net investment income (loss) ...........................................       0.95         1.30       (0.03)
  Net realized and unrealized gain (loss) on investment ..................       1.30         2.98       (0.98)
                                                                             --------     --------     -------
   Net income (loss) from operations .....................................       2.25         4.28       (1.01)
                                                                             --------     --------     -------
Accumulation unit value, end of year .....................................   $  16.02     $  13.77     $  9.49
                                                                             ========     ========     =======
Total return (a) .........................................................      16.32%       45.08%      (9.58)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $317,705     $198,139     $112,383
 Ratios of net investment income (loss) to average net assets (b) ........       6.21%       11.07%      (0.26)%



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED





                                                                             GLOBAL SUB-ACCOUNT
                                                                                December 31,
                                                                          -------------------------
                                                                              1998         1997
                                                                          ------------ ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ..............................   $  23.92     $  20.43
 Income from operations:
  Net investment income (loss) ..........................................       0.88         2.85
  Net realized and unrealized gain (loss) on investment .................       5.87         0.64
                                                                            --------     --------
   Net income (loss) from operations ....................................       6.75         3.49
                                                                            --------     --------
Accumulation unit value, end of year ....................................   $  30.67     $  23.92
                                                                            ========     ========
Total return (a) ........................................................      28.21%       17.10%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $524,585     $371,512
 Ratios of net investment income (loss) to average net assets (b). ......       3.16%       12.33%



                                                                                    GLOBAL SUB-ACCOUNT
                                                                                       December 31,
                                                                          --------------------------------------
                                                                              1996         1995         1994
                                                                          ------------ ------------ ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ..............................   $  16.22     $  13.36     $ 13.52
 Income from operations:
  Net investment income (loss) ..........................................       1.79         0.43        0.53
  Net realized and unrealized gain (loss) on investment .................       2.42         2.43       (0.69)
                                                                            --------     --------     -------
   Net income (loss) from operations ....................................       4.21         2.86       (0.16)
                                                                            --------     --------     -------
Accumulation unit value, end of year ....................................   $  20.43     $  16.22     $ 13.36
                                                                            ========     ========     =======
Total return (a) ........................................................      25.96%       21.35%      (1.14)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $227,955     $111,958     $95,829
 Ratios of net investment income (loss) to average net assets (b). ......       9.45%        2.96%       3.95%




                                                                            STRATEGIC TOTAL RETURN
                                                                                  SUB-ACCOUNT
                                                                                 December 31,
                                                                           -------------------------
                                                                               1998         1997
                                                                           ------------ ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $  18.47     $  15.37
 Income from operations:
  Net investment income (loss) ...........................................       0.59         1.42
  Net realized and unrealized gain (loss) on investment ..................       0.91         1.68
                                                                             --------     --------
   Net income (loss) from operations .....................................       1.50         3.10
                                                                             --------     --------
Accumulation unit value, end of year .....................................   $  19.97     $  18.47
                                                                             ========     ========
Total return (a) .........................................................       8.11%       20.16%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $328,728     $279,355
 Ratios of net investment income (loss) to average net assets (b) ........       3.11%        8.31%



                                                                             STRATEGIC TOTAL RETURN SUB-ACCOUNT
                                                                                        December 31,
                                                                           --------------------------------------
                                                                               1996         1995         1994
                                                                           ------------ ------------ ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $  13.56     $  11.03     $ 11.24
 Income from operations:
  Net investment income (loss) ...........................................       0.94         0.59        0.16
  Net realized and unrealized gain (loss) on investment ..................       0.87         1.94       (0.37)
                                                                             --------     --------     -------
   Net income (loss) from operations .....................................       1.81         2.53       (0.21)
                                                                             --------     --------     -------
Accumulation unit value, end of year .....................................   $  15.37     $  13.56     $ 11.03
                                                                             ========     ========     =======
Total return (a) .........................................................      13.40%       22.93%      (1.92)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $196,305     $101,651     $71,733
 Ratios of net investment income (loss) to average net assets (b) ........       6.55%        4.76%       1.49%




                                                                                EMERGING GROWTH
                                                                                  SUB-ACCOUNT
                                                                                 December 31,
                                                                           -------------------------
                                                                               1998         1997
                                                                           ------------ ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $  22.94     $  19.15
 Income from operations:
  Net investment income (loss) ...........................................       0.72         2.00
  Net realized and unrealized gain (loss) on investment ..................       7.40         1.79
                                                                             --------     --------
   Net income (loss) from operations .....................................       8.12         3.79
                                                                             --------     --------
Accumulation unit value, end of year .....................................   $  31.06     $  22.94
                                                                             ========     ========
Total return (a) .........................................................      35.42%       19.77%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $381,421     $258,730
 Ratios of net investment income (loss) to average net assets (b). .......       2.80%        9.45%



                                                                                EMERGING GROWTH SUB-ACCOUNT
                                                                                        December 31,
                                                                           --------------------------------------
                                                                               1996         1995         1994
                                                                           ------------ ------------ ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $  16.34     $  11.29     $ 12.35
 Income from operations:
  Net investment income (loss) ...........................................       0.73         0.54       (0.15)
  Net realized and unrealized gain (loss) on investment ..................       2.08         4.51       (0.91)
                                                                             --------     --------     -------
   Net income (loss) from operations .....................................       2.81         5.05       (1.06)
                                                                             --------     --------     -------
Accumulation unit value, end of year .....................................   $  19.15     $  16.34     $ 11.29
                                                                             ========     ========     =======
Total return (a) .........................................................      17.23%       44.75%      (8.65)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $179,589     $105,115     $62,615
 Ratios of net investment income (loss) to average net assets (b). .......       3.96%        3.85%      (1.33)%



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED





                                                                              AGGRESSIVE GROWTH
                                                                                 SUB-ACCOUNT
                                                                                December 31,
                                                                          -------------------------
                                                                              1998         1997
                                                                          ------------ ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ..............................   $  17.77     $  14.50
 Income from operations:
  Net investment income (loss) ..........................................       1.17         1.60
  Net realized and unrealized gain (loss) on investment .................       7.11         1.67
                                                                            --------     --------
   Net income (loss) from operations ....................................       8.28         3.27
                                                                            --------     --------
Accumulation unit value, end of year ....................................   $  26.05     $  17.77
                                                                            ========     ========
Total return (a) ........................................................      46.62%       22.52%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $281,507     $162,401
 Ratios of net investment income (loss) to average net assets (b) .......       5.57%        9.55%



                                                                              AGGRESSIVE GROWTH SUB-ACCOUNT
                                                                                      December 31,
                                                                          -------------------------------------
                                                                              1996         1995      1994 (c)
                                                                          ------------ ----------- ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ..............................   $  13.31     $  9.78     $ 10.00
 Income from operations:
  Net investment income (loss) ..........................................       0.31        0.40       (0.10)
  Net realized and unrealized gain (loss) on investment .................       0.88        3.13       (0.12)
                                                                            --------     -------     -------
   Net income (loss) from operations ....................................       1.19        3.53       (0.22)
                                                                            --------     -------     -------
Accumulation unit value, end of year ....................................   $  14.50     $ 13.31     $  9.78
                                                                            ========     =======     =======
Total return (a) ........................................................       8.91%      36.10%      (2.18)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $100,832     $60,420     $11,403
 Ratios of net investment income (loss) to average net assets (b) .......       2.22%       3.04%      (1.19)%




                                                                            BALANCED SUB-ACCOUNT
                                                                                December 31,
                                                                           -----------------------
                                                                               1998        1997
                                                                           ----------- -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $ 13.91     $ 12.05
 Income from operations:
  Net investment income (loss) ...........................................      0.17        1.40
  Net realized and unrealized gain (loss) on investment ..................      0.59        0.46
                                                                             -------     -------
   Net income (loss) from operations .....................................      0.76        1.86
                                                                             -------     -------
Accumulation unit value, end of year .....................................   $ 14.67     $ 13.91
                                                                             =======     =======
Total return (a) .........................................................      5.45%      15.47%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $59,018     $43,902
 Ratios of net investment income (loss) to average net assets (b) ........      1.19%      10.72%



                                                                                   BALANCED SUB-ACCOUNT
                                                                                       December 31,
                                                                           ------------------------------------
                                                                               1996        1995      1994 (c)
                                                                           ----------- ----------- ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $ 11.03     $  9.34     $  10.00
 Income from operations:
  Net investment income (loss) ...........................................      0.30        0.32         0.27
  Net realized and unrealized gain (loss) on investment ..................      0.72        1.37        (0.93)
                                                                             -------     -------     --------
   Net income (loss) from operations .....................................      1.02        1.69        (0.66)
                                                                             -------     -------     --------
Accumulation unit value, end of year .....................................   $ 12.05     $ 11.03     $   9.34
                                                                             =======     =======     ========
Total return (a) .........................................................      9.18%      18.13%       (6.61)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $28,734     $16,069     $  7,936
 Ratios of net investment income (loss) to average net assets (b) ........      2.69%       3.16%        3.48%




                                                                               GROWTH & INCOME
                                                                                 SUB-ACCOUNT
                                                                                December 31,
                                                                           -----------------------
                                                                               1998        1997
                                                                           ----------- -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $ 15.80     $ 12.85
 Income from operations:
  Net investment income (loss) ...........................................      0.66        2.52
  Net realized and unrealized gain (loss) on investment ..................     (0.40)       0.43
                                                                             -------     -------
   Net income (loss) from operations .....................................      0.26        2.95
                                                                             -------     -------
Accumulation unit value, end of year .....................................   $ 16.06     $ 15.80
                                                                             =======     =======
Total return (a) .........................................................      1.62%      22.92%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $52,148     $36,591
 Ratios of net investment income (loss) to average net assets (b) ........      4.20%      18.15%



                                                                               GROWTH & INCOME SUB-ACCOUNT
                                                                                       December 31,
                                                                           ------------------------------------
                                                                               1996        1995      1994 (c)
                                                                           ----------- ----------- ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $ 11.68     $  9.45     $  10.00
 Income from operations:
  Net investment income (loss) ...........................................      0.68        0.47         0.33
  Net realized and unrealized gain (loss) on investment ..................      0.49        1.76        (0.88)
                                                                             -------     -------     --------
   Net income (loss) from operations .....................................      1.17        2.23        (0.55)
                                                                             -------     -------     --------
Accumulation unit value, end of year .....................................   $ 12.85     $ 11.68     $   9.45
                                                                             =======     =======     ========
Total return (a) .........................................................     10.08%      23.52%       (5.47)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $19,972     $10,086     $  3,786
 Ratios of net investment income (loss) to average net assets (b) ........      5.68%       4.50%        4.18%



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED






                                                                                 TACTICAL ASSET ALLOCATION SUB-ACCOUNT
                                                                                              December 31,
                                                                           --------------------------------------------------
                                                                               1998         1997         1996       1995 (d)
                                                                           ------------ ------------ ------------ -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $  15.36     $  13.36     $  11.84     $ 10.00
 Income from operations:
  Net investment income (loss) ...........................................       1.43         1.06         0.47        0.82
  Net realized and unrealized gain (loss) on investment ..................      (0.38)        0.94         1.05        1.02
                                                                             --------     --------     --------     -------
   Net income (loss) from operations .....................................       1.05         2.00         1.52        1.84
                                                                             --------     --------     --------     -------
Accumulation unit value, end of year .....................................   $  16.41     $  15.36     $  13.36     $ 11.84
                                                                             ========     ========     ========     =======
Total return (a) .........................................................       6.82%       14.97%       12.83%      18.43%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $237,896     $194,084     $125,577     $72,300
 Ratios of net investment income (loss) to average net assets (b) ........       8.92%        7.30%        3.72%       7.29%




                                                                                   C.A.S.E. GROWTH SUB-ACCOUNT
                                                                                          December 31,
                                                                             ---------------------------------------
                                                                                 1998          1997        1996 (f)
                                                                             -----------   -----------   -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................     $ 12.22       $ 10.77       $ 10.00
 Income from operations:
  Net investment income (loss) ...........................................        1.06          1.34          0.36
  Net realized and unrealized gain (loss) on investment ..................       (0.93)         0.11          0.41
                                                                               -------       -------       -------
   Net income (loss) from operations .....................................        0.13          1.45          0.77
                                                                               -------       -------       -------
Accumulation unit value, end of year .....................................     $ 12.35       $ 12.22       $ 10.77
                                                                               =======       =======       =======
Total return (a) .........................................................        1.05%        13.43%         7.73%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................     $37,580       $31,995       $12,542
 Ratios of net investment income (loss) to average net assets (b) ........        8.79%        11.31%         5.46%




                                                                                    GLOBAL SECTOR SUB-ACCOUNT
                                                                                          December 31,
                                                                             ---------------------------------------
                                                                                 1998          1997        1996 (f)
                                                                             -----------   -----------   -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................     $ 10.72       $ 10.51       $ 10.00
 Income from operations:
  Net investment income (loss) ...........................................        0.17          0.69          0.04
  Net realized and unrealized gain (loss) on investment ..................        0.72         (0.48)         0.47
                                                                               -------       -------       -------
   Net income (loss) from operations .....................................        0.89          0.21          0.51
                                                                               -------       -------       -------
Accumulation unit value, end of year .....................................     $ 11.61       $ 10.72       $ 10.51
                                                                               =======       =======       =======
Total return (a) .........................................................        8.31%         1.99%         5.09%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................     $10,131       $10,344       $ 3,509
 Ratios of net investment income (loss) to average net assets (b) ........        1.48%         6.30%         0.59%



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED





                                                                                     VALUE EQUITY SUB-ACCOUNT
                                                                                           December 31,
                                                                             ----------------------------------------
                                                                                 1998           1997        1996 (f)
                                                                             ------------   -----------   -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................     $ 13.83        $ 11.21       $ 10.00
 Income from operations:
  Net investment income (loss) ...........................................        0.91           0.08          0.02
  Net realized and unrealized gain (loss) on investment ..................       (1.76)          2.54          1.19
                                                                               -------        -------       -------
   Net income (loss) from operations .....................................       (0.85)          2.62          1.21
                                                                               -------        -------       -------
Accumulation unit value, end of year .....................................     $ 12.98        $ 13.83       $ 11.21
                                                                               =======        =======       =======
Total return (a) .........................................................       (6.10)%        23.30%        12.13%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................     $92,217        $97,272       $23,759
 Ratios of net investment income (loss) to average net assets (b) ........        6.63%          0.63%         0.33%




                                                                                INTERNATIONAL EQUITY
                                                                                    SUB-ACCOUNT
                                                                                    December 31,
                                                                             --------------------------
                                                                                 1998         1997 (g)
                                                                             ------------   -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................     $ 10.60        $ 10.00
 Income from operations:
  Net investment income (loss) ...........................................       (0.15)         (0.06)
  Net realized and unrealized gain (loss) on investment ..................        1.35           0.66
                                                                               -------        -------
   Net income (loss) from operations .....................................        1.20           0.60
                                                                               -------        -------
Accumulation unit value, end of year .....................................     $ 11.80        $ 10.60
                                                                               =======        =======
Total return (a) .........................................................       11.28%          6.01%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................     $19,376        $11,141
 Ratios of net investment income (loss) to average net assets (b) ........       (1.31)%        (0.58)%




                                                                                    U.S. EQUITY
                                                                                    SUB-ACCOUNT
                                                                                   December 31,
                                                                             -------------------------
                                                                                 1998        1997 (g)
                                                                             -----------   -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................     $ 12.53       $ 10.00
 Income from operations:
  Net investment income (loss) ...........................................        0.62          0.95
  Net realized and unrealized gain (loss) on investment ..................        2.03          1.58
                                                                               -------       -------
   Net income (loss) from operations .....................................        2.65          2.53
                                                                               -------       -------
Accumulation unit value, end of year .....................................     $ 15.18       $ 12.53
                                                                               =======       =======
Total return (a) .........................................................       21.16%        25.26%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................     $73,456       $26,822
 Ratios of net investment income (loss) to average net assets (b) ........        4.55%         7.99%



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED





                                                                              THIRD AVENUE
                                                                                 VALUE
                                                                              SUB-ACCOUNT
                                                                              December 31,
                                                                                1998 (h)
                                                                             -------------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................      $ 10.00
 Income from operations:
  Net investment income (loss) ...........................................        (0.09)
  Net realized and unrealized gain (loss) on investment ..................        (0.72)
                                                                                -------
   Net income (loss) from operations .....................................        (0.81)
                                                                                -------
Accumulation unit value, end of year .....................................      $  9.19
                                                                                =======
Total return (a) .........................................................        (8.13)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................      $ 9,419
 Ratios of net investment income (loss) to average net assets (b) ........        (1.03)%




                                                                              REAL ESTATE
                                                                               SECURITIES
                                                                              SUB-ACCOUNT
                                                                              December 31,
                                                                                1998 (i)
                                                                             -------------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................     $  10.00
 Income from operations:
  Net investment income (loss) ...........................................        (0.08)
  Net realized and unrealized gain (loss) on investment ..................        (1.49)
                                                                               --------
   Net income (loss) from operations .....................................        (1.57)
                                                                               --------
Accumulation unit value, end of year .....................................     $   8.43
                                                                               ========
Total return (a) .........................................................       (15.73)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................     $  1,324
 Ratios of net investment income (loss) to average net assets (b) ........        (1.41)%



NOTES TO FINANCIAL HIGHLIGHTS:




 *      Per unit information has been computed using average units outstanding throughout each year.
(a)     Not annualized for periods less than one year.
(b)     Annualized for periods less than one year.
(c)     The inception date of this Sub-Account was March 1, 1994.
(d)     The inception date of this Sub-Account was January 3, 1995.
(e)     This Sub-Account option became effective May 1, 1996.
(f)     The inception date of this Sub-Account was May 1, 1996.
(g)     The inception date of this Sub-Account was January 2, 1997.
(h)     The inception date of this Sub-Account was January 2, 1998.
(i)     The inception date of this Sub-Account was May 1, 1998.



              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT

                       NOTES TO THE FINANCIAL STATEMENTS


                               DECEMBER 31, 1998


NOTE 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


     The WRL Series Annuity Account (the "Annuity Account"), was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Annuity Account encompasses various contract types: the WRL Freedom Variable Annuity and the WRL Freedom Attainer ("Class A"); the WRL Freedom Bellwether, the WRL Freedom Conqueror, and the WRL Freedom Wealth Creator ("Class B"). Each contract type contains seventeen investment options referred to as sub-accounts. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (collectively referred to as the "Fund" and individually as a "Portfolio"), a registered management investment company under the Investment Company Act of 1940, as amended.


     The Fund has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies, some of which are affiliates of WRL. Each sub-adviser is compensated directly by WRL Management.


     On January 2, 1998 and May 1, 1998, WRL made initial contributions totaling $900,000 to the Annuity Account. The respective amounts of the contributions and units received are as follows:





Sub-Account                                        Contribution     Units
-----------------------------------------------   --------------   -------
   Third Avenue Value -- Class A ..............      $150,000      15,000
   Third Avenue Value -- Class B ..............      $150,000      15,000
   Real Estate Securities -- Class A ..........      $300,000      30,000
   Real Estate Securities -- Class B ..........      $300,000      30,000



     The Annuity Account sub-accounts hold assets to support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.


     The following significant accounting policies, which are in conformity with generally accepted accounting principles, have been consistently applied in the preparation of the Trust's financial statements. The preparation of financial statements required management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                          WRL SERIES ANNUITY ACCOUNT

NOTE 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
                  POLICIES--(CONTINUED)


A. VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS


     Investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund. Investment transactions are accounted for on the trade date at the Fund NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.


B. FEDERAL INCOME TAXES


     The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the current Internal Revenue Code, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.


NOTE 2. CHARGES AND DEDUCTIONS


     Charges are assessed by WRL in connection with the issuance and administration of the Contracts.


A. CONTRACT CHARGES


     No deduction for sales expenses is made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.


     On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.


B. SUB-ACCOUNT CHARGES


     A daily charge is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year. The charge is 1.25% and 1.40% of average daily net assets for Class A and Class B respectively.


NOTE 3. DIVIDENDS AND DISTRIBUTIONS


     Dividends are not declared by the Annuity Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the unit price used to calculate the equity value within the Annuity Account. Consequently, a dividend distribution by the underlying Fund does not change either the unit price or equity values within the Annuity Account.

                          WRL SERIES ANNUITY ACCOUNT

NOTE 4. SECURITIES TRANSACTIONS


     Securities transactions for the year ended December 31, 1998 are as follows (in thousands):





                                              Purchase of     Proceeds of
Sub-Account                                    Securities     Securities
------------------------------------------   -------------   ------------
   Money Market ..........................      $367,408       $325,384
   Bond ..................................        73,953         44,732
   Growth ................................       211,889        191,220
   Global ................................       147,870        113,198
   Strategic Total Return ................        67,667         42,974
   Emerging Growth .......................        99,470         75,879
   Aggressive Growth .....................       106,771         55,391
   Balanced ..............................        24,859         10,654
   Growth & Income .......................        36,832         16,008
   Tactical Asset Allocation .............        85,336         26,271
   C.A.S.E. Growth .......................        24,942         17,980
   Global Sector .........................         3,410          5,344
   Value Equity ..........................        61,347         54,729
   International Equity ..................        20,250         13,547
   U.S. Equity ...........................        73,939         27,750
   Third Avenue Value Equity (a) .........        21,084          4,758
   Real Estate Securities (b) ............         3,063          1,192



(a) The inception date of this Sub-Account was January 2, 1998.
(b) The inception date of this Sub-Account was May 1, 1998.


NOTE 5. OTHER MATTERS


     At December 31, 1998 net unrealized appreciation (depreciation) on investments was as follows (in thousands):





Sub-Account
-----------
   Money Market ......................  $       0
   Bond ..............................      1,463
   Growth ............................    706,637
   Global ............................    172,009
   Strategic Total Return ............     80,249
   Emerging Growth ...................    171,421
   Aggressive Growth .................    106,388
   Balanced ..........................      5,588
   Growth & Income ...................       (603)
   Tactical Asset Allocation .........      9,010
   C.A.S.E. Growth ...................     (4,379)
   Global Sector .....................         84
   Value Equity ......................    (12,843)
   International Equity ..............        675
   U.S. Equity .......................      7,688
   Third Avenue Value Equity .........       (624)
   Real Estate Securities ............        (68)

                        REPORT OF INDEPENDENT AUDITORS



The Board of Directors
Western Reserve Life Assurance Co. of Ohio


     We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio as of December 31, 1998 and 1997, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" in the balance sheets of the Company. The Separate Account financial statements were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Account, is based solely upon the reports of the other auditors.


     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.


     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.


     In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1998.


     However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.


                                                               ERNST & YOUNG LLP



Des Moines, Iowa
February 19, 1999

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                       BALANCE SHEETS -- STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)





                                                                         DECEMBER 31,
                                                                  ---------------------------
                                                                      1998           1997
                                                                  ------------   ------------
ADMITTED ASSETS
Cash and invested assets:
 Cash and short-term investments ..............................   $   73,808     $   13,896
 Bonds ........................................................      184,697        255,919
 Common stocks:
  Affiliated entities (cost: 1998 - $243; 1997 - $150).........          704            319
  Other (cost: 1998 and 1997 - $302)...........................          384            428
 Mortgage loans on real estate ................................        9,916          4,824
  Home office properties ......................................       34,583         19,964
  Investment properties .......................................       11,594             --
  Policy loans ................................................      112,982         76,741
  Other invested assets .......................................          396             --
                                                                  ----------     ----------
Total cash and invested assets ................................      429,064        372,091
Premiums deferred and uncollected .............................          900          1,928
Accrued investment income .....................................        2,867          4,088
Transfers from separate accounts ..............................      350,633        279,958
Cash surrender value of life insurance policies ...............       45,445             --
Other assets ..................................................        9,239          5,221
Separate account assets .......................................    6,999,290      4,814,594
                                                                  ----------     ----------
Total admitted assets .........................................   $7,837,438     $5,477,880
                                                                  ==========     ==========



SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


                       BALANCE SHEETS -- STATUTORY BASIS
                                  (CONTINUED)
                            (DOLLARS IN THOUSANDS)





                                                              DECEMBER 31,
                                                      -----------------------------
                                                           1998            1997
                                                      -------------   -------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate reserves for policies and contracts:
  Life ............................................    $  231,596      $  186,523
  Annuity .........................................       265,418         296,290
 Policy and contract claim reserves ...............         9,233          10,929
 Other policyholders' funds .......................        38,080           3,877
 Remittances and items not allocated ..............        20,569           9,184
 Federal income taxes payable .....................         5,716           2,283
 Asset valuation reserve ..........................         2,848           2,436
 Interest maintenance reserve .....................         9,684           9,134
 Short-term note payable to affiliate .............        44,200           8,200
 Payable to affiliate .............................        37,907           1,925
 Other liabilities ................................        31,151          19,257
 Separate account liabilities .....................     6,997,456       4,812,979
                                                       ----------      ----------
Total liabilities .................................     7,693,858       5,363,017
Commitments and contingencies
Capital and surplus:
 Common stock, $1.00 par value, 1,500 shares
   authorized, issued and outstanding .............         1,500           1,500
 Paid-in surplus ..................................       120,107          88,015
 Unassigned surplus ...............................        21,973          25,348
                                                       ----------      ----------
Total capital and surplus .........................       143,580         114,863
                                                       ----------      ----------
Total liabilities and capital and surplus .........    $7,837,438      $5,477,880
                                                       ==========      ==========



SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


                  STATEMENTS OF OPERATIONS -- STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)





                                                                                                 DECEMBER 31,
                                                                                   -----------------------------------------
                                                                                        1998          1997          1996
                                                                                   ------------- ------------- -------------
Revenues:
 Premiums and other considerations, net of reinsurance:
  Life ...........................................................................  $  476,053    $  394,370    $  293,590
  Annuity ........................................................................     794,841       822,149       740,125
 Net investment income ...........................................................      36,315        40,013        36,067
 Amortization of interest maintenance reserve ....................................         744         1,576         1,335
 Commissions and expense allowances on reinsurance ceded .........................      15,333            11            11
 Other income ....................................................................      67,751         3,016        13,398
                                                                                    ----------    ----------    ----------
                                                                                     1,391,037     1,261,135     1,084,526
Benefits and expenses:
 Benefits paid or provided for:
  Life ...........................................................................      42,982        28,060        21,256
  Surrender benefits .............................................................     551,528       431,939       286,406
  Other benefits .................................................................      31,280        28,112        23,270
  Increase (decrease) in aggregate reserves for policies
    and contracts:
   Life ..........................................................................      42,940        29,485        80,139
   Annuity .......................................................................     (30,872)      (35,940)       12,877
   Other .........................................................................      32,178           794           422
                                                                                    ----------    ----------    ----------
                                                                                       670,036       482,450       424,370
 Insurance expenses:
  Commissions ....................................................................     205,939       179,106       140,261
  General insurance expenses .....................................................     102,611        70,546        47,406
  Taxes, licenses and fees .......................................................      15,545        13,101        10,848
  Net transfer to separate accounts ..............................................     402,618       519,214       452,471
  Other expenses .................................................................          59            21            60
                                                                                    ----------    ----------    ----------
                                                                                       726,772       781,988       651,046
                                                                                    ----------    ----------    ----------
                                                                                     1,396,808     1,264,438     1,075,416
                                                                                    ----------    ----------    ----------
Gain (loss) from operations before federal income taxes (benefit) and realized
 capital gains (losses) on investments ...........................................      (5,771)       (3,303)        9,110
Federal income tax expense (benefit) .............................................        (347)          469         9,297
                                                                                    ----------    ----------    ----------
Loss from operations before realized capital gains
 (losses) on investments .........................................................      (5,424)       (3,772)         (187)
Net realized capital gains (losses) on investments (net of
 related federal income taxes and amounts transferred to interest
 maintenance reserve) ............................................................       1,494           747          (811)
                                                                                    ----------    ----------    ----------
Net loss .........................................................................  $   (3,930)   $   (3,025)   $     (998)
                                                                                    ==========    ==========    ==========



SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


        STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)





                                                                                                TOTAL
                                                                                               CAPITAL
                                                           COMMON    PAID-IN    UNASSIGNED       AND
                                                            STOCK    SURPLUS      SURPLUS      SURPLUS
                                                          -------- ----------- ------------ ------------
Balance at January 1, 1996 ..............................  $1,500   $ 68,015     $ 28,424     $ 97,939
 Net loss for 1996 ......................................      --         --         (998)        (998)
 Net unrealized capital gains ...........................      --         --        1,294        1,294
 Change in non-admitted assets ..........................      --         --          199          199
 Change in asset valuation reserve ......................      --         --         (120)        (120)
 Change in surplus in separate accounts .................      --         --          237          237
 Change in reserve valuation ............................      --         --       (2,995)      (2,995)
                                                           ------   --------     --------     --------
Balance at December 31, 1996 ............................   1,500     68,015       26,041       95,556
 Net loss for 1997 ......................................      --         --       (3,025)      (3,025)
 Change in non-admitted assets ..........................      --         --         (702)        (702)
 Change in asset valuation reserve ......................      --         --        3,274        3,274
 Change in surplus in separate accounts .................      --         --       (2,115)      (2,115)
 Change in reserve valuation ............................      --         --       (1,872)      (1,872)
 Capital contribution ...................................      --     20,000           --       20,000
 Tax effect of capital loss carry-forward utilized by
   affiliates ...........................................      --         --        3,747        3,747
                                                           ------   --------     --------     --------
Balance at December 31, 1997 ............................   1,500     88,015       25,348      114,863
 Net loss for 1998 ......................................      --         --       (3,930)      (3,930)
 Net unrealized capital gains ...........................      --         --          248          248
 Change in non-admitted assets ..........................      --         --       (1,815)      (1,815)
 Change in asset valuation reserve ......................      --         --         (412)        (412)
 Change in surplus in separate accounts .................      --         --         (341)        (341)
 Change in reserve valuation ............................      --         --       (2,132)      (2,132)
 Capital contribution ...................................      --     32,092           --       32,092
 Settlement of prior period tax returns .................      --         --          353          353
 Tax benefits on stock options exercised ................      --         --        4,654        4,654
                                                           ------   --------     --------     --------
Balance at December 31, 1998 ............................  $1,500   $120,107     $ 21,973     $143,580
                                                           ======   ========     ========     ========



SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


                  STATEMENTS OF CASH FLOWS -- STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)





                                                                           DECEMBER 31,
                                                             -----------------------------------------
                                                                  1998          1997          1996
                                                             ------------- ------------- -------------
OPERATING ACTIVITIES
Premiums and other considerations, net of reinsurance ......  $1,356,732    $1,223,898    $1,046,548
Net investment income ......................................      38,294        43,802        38,666
Life and accident and health claims ........................     (44,426)      (26,005)      (20,655)
Surrender benefits and other fund withdrawals ..............    (551,528)     (431,939)     (286,406)
Other benefits to policyholders ............................     (31,231)      (28,147)      (22,129)
Commissions, other expenses and other taxes ................    (326,080)     (262,901)     (196,373)
Net transfers to separate accounts .........................    (461,982)     (596,347)     (658,326)
Federal income taxes received (paid) .......................      11,956         5,006        (9,449)
Interest paid ..............................................          --          (731)           --
Other, net .................................................      (7,109)      (14,901)       28,325
                                                              ----------    ----------    ----------
Net cash used in operating activities ......................     (15,374)      (88,265)      (79,799)
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
 Bonds and preferred stocks ................................     143,449       146,963       122,820
 Mortgage loans on real estate .............................         221         2,116           132
 Real estate ...............................................          --            --         4,304
 Other .....................................................          --            --           175
                                                              ----------    ----------    ----------
                                                                 143,670       149,079       127,431
Cost of investments acquired ...............................
 Bonds and preferred stocks ................................     (68,202)      (40,418)      (26,826)
 Common stocks .............................................         (93)         (150)           (4)
 Mortgage loans on real estate .............................      (5,313)         (891)           --
 Real estate ...............................................     (26,213)      (12,002)       (7,837)
 Policy loans ..............................................     (36,241)      (24,137)      (15,479)
 Other .....................................................        (414)           --            (5)
                                                              ----------    ----------    -----------
                                                                (136,476)      (77,598)      (50,151)
                                                              ----------    ----------    ----------
Net cash provided by investing activities ..................       7,194        71,481        77,280
FINANCING ACTIVITIES
Issuance of short-term note payable to affiliate ...........      36,000         8,200            --
Capital contribution .......................................      32,092        20,000            --
                                                              ----------    ----------    ----------
Net cash provided by financing activities ..................      68,092        28,200            --
                                                              ----------    ----------    ----------
Increase (decrease) in cash and short-term investments .....      59,912        11,416        (2,519)
Cash and short-term investments at beginning of year .......      13,896         2,480         4,999
                                                              ----------    ----------    ----------
Cash and short-term investments at end of year .............  $   73,808    $   13,896    $    2,480
                                                              ==========    ==========    ==========



SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                NOTES TO FINANCIAL STATEMENTS -- STATUTORY-BASIS
                            (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1998


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


ORGANIZATION


     Western Reserve Life Assurance Co. of Ohio ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is a wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.


NATURE OF BUSINESS


     The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written is done through one marketing organization; the Company expects to maintain this relationship for the foreseeable future.


BASIS OF PRESENTATION


     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.


     The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio ("Insurance Department"), which practices differ from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are expensed as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement amounts and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability) changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of the entire premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid rather than accrued and expensed during the periods in which the employers provide service; and (l) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company, but are presumed to be material.


     In 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Ohio must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time it is unclear whether the State of Ohio will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.


     Other significant statutory accounting practices are as follows:


CASH AND CASH EQUIVALENTS

     For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents.


INVESTMENTS

     Investments in bonds (except those to which the Securities Valuation office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market and include shares of mutual funds (money market and other), and the related unrealized capital gains/(losses) are reported in unassigned surplus without any adjustment for federal income taxes. Common stocks of the Company's wholly-owned affiliates are recorded at the equity in net assets. Home office and investment properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.


     Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for anticipated losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve
(IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.


     During 1998, 1997 and 1996, net realized capital gains of $1,294, $3,259 and $2,394, respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $744, $1,576 and $1,335 for the years ended December 31, 1998, 1997 and 1996, respectively.


     Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 1998, 1997 and 1996, with respect to such practices.


AGGREGATE RESERVES FOR POLICIES

     Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.


     The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from
2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

     Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 5.75 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.

POLICY AND CONTRACT CLAIM RESERVES

     Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

SEPARATE ACCOUNTS

     Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $1,240,858, $1,164,013 and $997,513 in 1998, 1997 and
1996, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contractholders have no claim against the assets of the general account.

STOCK OPTION PLAN

     AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

RECLASSIFICATIONS

     Certain reclassifications have been made to the 1997 and 1996 financial statements to conform to the 1998 presentation.


2. FAIR VALUES OF FINANCIAL INSTRUMENTS


     Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

   INVESTMENT SECURITIES: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or (in the case of private placements) are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

   MORTGAGE LOANS AND POLICY LOANS: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

   INVESTMENT CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


     2. FAIR VALUES OF FINANCIAL INSTRUMENTS--(CONTINUED)

     Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.


     The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:





                                                                     DECEMBER 31,
                                                  ---------------------------------------------------
                                                            1998                      1997
                                                  ------------------------- -------------------------
                                                    CARRYING                  CARRYING
                                                      VALUE     FAIR VALUE      VALUE     FAIR VALUE
                                                  ------------ ------------ ------------ ------------
   ADMITTED ASSETS
   Cash and short-term investments ..............  $   73,808   $   73,808   $   13,896   $   13,896
   Bonds ........................................     184,697      192,556      255,919      267,763
   Common stocks, other than affiliates .........         384          384          428          428
   Mortgage loans on real estate ................       9,916       10,390        4,824        5,143
   Policy loans .................................     112,982      112,982       76,741       76,741
   Separate account assets ......................   6,999,290    6,999,290    4,814,594    4,814,594
   LIABILITIES
   Investment contract liabilities ..............     297,349      294,105      280,121      276,113
   Separate account annuities ...................   5,096,680    5,038,296    3,615,255    3,565,557

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)

3. INVESTMENTS


     The carrying value and estimated fair value of investments in debt securities are as follows:





                                                                   GROSS        GROSS     ESTIMATED
                                                     CARRYING   UNREALIZED   UNREALIZED     FAIR
                                                       VALUE       GAINS       LOSSES       VALUE
                                                    ---------- ------------ ------------ ----------
   DECEMBER 31, 1998
   Bonds:
    United States Government and agencies .........  $  4,749     $    83      $   --     $  4,832
    State, municipal and other government .........     3,234         117          --        3,351
    Public utilities ..............................    18,792         818         251       19,359
    Industrial and miscellaneous ..................    96,332       6,685         577      102,440
    Mortgage-backed securities ....................    61,590       1,235         251       62,574
                                                     --------     -------      ------     --------
   Total bonds ....................................  $184,697     $ 8,938       1,079     $192,556
                                                     ========     =======      ======     ========
   DECEMBER 31, 1997
   Bonds:
    United States Government and agencies .........  $  3,675     $     9      $   30     $  3,654
    State, municipal and other government .........     3,855         360          --        4,215
    Public utilities ..............................    15,794         904         403       16,295
    Industrial and miscellaneous ..................   121,513       7,700         710      128,503
    Mortgage-backed securities ....................   111,082       4,198         184      115,096
                                                     --------     -------      ------     --------
   Total bonds ....................................  $255,919     $13,171      $1,327     $267,763
                                                     ========     =======      ======     ========



     The carrying value and fair value of bonds at December 31, 1998 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.





                                                                        ESTIMATED
                                                           CARRYING       FAIR
                                                             VALUE        VALUE
                                                          ----------   ----------
   Due in one year or less ............................    $  2,706     $  2,743
   Due one through five years .........................      61,340       64,696
   Due five through ten years .........................      43,233       45,352
   Due after ten years ................................      15,828       17,191
                                                           --------     --------
                                                            123,107      129,982
   Mortgage and other asset backed securities .........      61,590       62,574
                                                           --------     --------
                                                           $184,697     $192,556
                                                           ========     ========

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


3. INVESTMENTS--(CONTINUED)

     A detail of net investment income is presented below:




                                                        YEAR ENDED DECEMBER 31,
                                                    --------------------------------
                                                       1998       1997       1996
                                                    ---------- ---------- ----------
   Interest on bonds ..............................  $ 17,150   $ 25,723   $ 33,969
   Dividends on equity investments from subsidiary     13,233     10,855         --
   Interest on mortgage loans .....................       499        478        559
   Rental income on real estate ...................     2,839      1,371        919
   Interest on policy loans .......................     6,241      4,656      3,339
   Other investment income ........................       540         26          9
                                                     --------   --------   --------
   Gross investment income ........................    40,502     43,109     38,795
   Investment expenses ............................    (4,187)    (3,096)    (2,728)
                                                     --------   --------   --------
   Net investment income ..........................  $ 36,315   $ 40,013   $ 36,067
                                                     ========   ========   ========



     Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:





                                         YEAR ENDED DECEMBER 31,
                                   -----------------------------------
                                       1998        1997        1996
                                   ----------- ----------- -----------
   Proceeds ......................  $143,449    $146,963    $122,820
                                    ========    ========    ========
   Gross realized gains ..........  $  4,641    $  3,921    $  2,984
   Gross realized losses .........       899         626         791
                                    --------    --------    --------
   Net realized gains ............  $  3,742    $  3,295    $  2,193
                                    ========    ========    ========



     At December 31, 1998, bonds with an aggregate carrying value of $4,297 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.


     Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


3. INVESTMENTS--(CONTINUED)

                                                               REALIZED
                                                  -----------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                                  -----------------------------------
                                                      1998        1997        1996
                                                  ----------- ----------- -----------
   Debt securities ..............................  $  3,742    $  3,295    $  2,193
   Real estate ..................................        --          --        (606)
   Other invested assets ........................       (18)         --          (4)
                                                   --------    --------    ---------
                                                      3,724       3,295       1,583
   Tax expense ..................................      (936)       (711)         --
   Transfer to interest maintenance reserve .....    (1,294)     (3,259)     (2,394)
                                                   --------    --------    --------
   Net realized gains (losses) ..................  $  1,494    $    747    $   (811)
                                                   ========    ========    ========


                                                             CHANGE IN UNREALIZED
                                                     -------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                                     -------------------------------------
                                                         1998        1997         1996
                                                     ------------ ---------- -------------
   Debt securities .................................   $ (3,985)    $ (896)    $ (14,442)
   Common stock ....................................        248         --           (66)
                                                       --------     ------     ---------
   Change in unrealized appreciation (depreciation)    $ (3,737)    $ (896)    $ (14,508)
                                                       ========     ======     =========

     Gross unrealized gains (losses) on common stocks were as follows:



                                         REALIZED
                                  -----------------------
                                  YEAR ENDED DECEMBER 31,
                                  -----------------------
                                    1998    1997    1996
                                  -------- ------ -------
   Unrealized gains .............  $ 579    $295   $295
   Unrealized losses ............    (36)     --     --
                                   -----    ----   ----
   Net unrealized gains .........  $ 543    $295   $295
                                   =====    ====   ====

     During 1998, the Company issued one mortgage loan with an interest rate of 6.71%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 75%. The Company requires all mortgagees to carry fire insurance equal to the value of the underlying property.


     During 1998, 1997 and 1996, no mortgage loans were foreclosed and transferred to real estate. During 1998 and 1997, the Company held a mortgage loan loss reserve in the asset valuation reserve of $112 and $54, respectively.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


3. INVESTMENTS--(CONTINUED)

     At December 31, 1998, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve.


4. REINSURANCE


     The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.





                                       1998          1997          1996
                                  ------------- ------------- -------------
   Direct premiums ..............  $1,345,752    $1,219,271    $1,034,757
   Reinsurance assumed ..........         461         2,389         2,063
   Reinsurance ceded ............     (75,319)       (5,141)       (3,105)
                                   ----------    ----------    ----------
   Net premiums earned ..........  $1,270,894    $1,216,519    $1,033,715
                                   ----------    ----------    ----------



     The Company received reinsurance recoveries in the amount of $5,260, $2,288 and $2,156 during 1998, 1997 and 1996, respectively. At December 31, 1998 and 1997, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $1,003 and $2,721, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1998 and 1997 of $2,849 and $1,369, respectively.


5. INCOME TAXES


     For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.


     Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before income taxes (benefit) and realized capital gains (losses) on investments for the following reasons:

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


5. INCOME TAXES--(CONTINUED)


                                                                    1998         1997        1996
                                                                ------------ ------------ ---------
   Computed tax (benefit) at federal statutory rate (35%) .....   $ (2,019)    $ (1,156)   $3,189
   Deferred acquisition costs -- tax basis ....................      9,672        9,164     7,172
   Tax reserve valuation ......................................      1,513         (194)     (696)
   Excess tax depreciation ....................................       (442)        (127)      (65)
   Amortization of IMR ........................................       (260)        (552)     (467)
   Dividend received deduction ................................     (6,657)      (5,326)       --
   Prior year over-accrual ....................................     (2,322)      (1,541)       (9)
   Other, net .................................................        168          201       173
                                                                  --------     --------    ------
   Federal income tax expense (benefit) .......................   $   (347)    $    469    $9,297
                                                                  --------     --------    ------



     Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.


     Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($293 at December 31, 1998). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $103.


     At December 31, 1996, the Company had capital loss carryforwards of approximately $10,705, which were utilized by the Company's affiliates in the consolidated tax return filing in 1997. This transaction resulted in a receipt from the Company's affiliate of $3,747, which was credited directly to unassigned surplus.


     In 1998, the Company reached a final settlement with the Internal Revenue Service for 1994 and 1995 resulting in a tax refund of $300 and interest received of $53.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)

6. POLICY AND CONTRACT ATTRIBUTES


     A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts, that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:





                                                                                           DECEMBER 31,
                                                                          ----------------------------------------------
                                                                                   1998                    1997
                                                                          ----------------------- ----------------------
                                                                                         PERCENT                PERCENT
                                                                             AMOUNT     OF TOTAL     AMOUNT     OF TOTAL
                                                                          ------------ ---------- ------------ ---------
   Subject to discretionary withdrawal with market value adjustment .....  $   12,810              $   13,812       1%
   Subject to discretionary withdrawal at book value less surrender
    charge ..............................................................      76,289        1%        68,376       2
   Subject to discretionary withdrawal at market value ..................   5,096,680       94      3,615,255      91
   Subject to discretionary withdrawal at book value (minimal or no
    charges or adjustments) .............................................     210,270        4        201,457       5
   Not subject to discretionary withdrawal provision ....................      15,681        1         16,572       1
                                                                           ----------       --     ----------      --
                                                                            5,411,730      100%     3,915,472     100%
                                                                                           ===                    ===
   Less reinsurance ceded ...............................................       1,131                      --
                                                                           ----------              ----------
   Total policy reserves on annuities and deposit fund liabilities ......  $5,410,599              $3,915,472
                                                                           ==========              ==========



     A reconciliation of the amounts transferred to and from the separate accounts is presented below:





                                                                               1998          1997          1996
                                                                          ------------- ------------- -------------
   Transfers as reported in the summary of operations of the separate accounts statement:
    Transfers to separate accounts ......................................  $1,240,858    $1,164,013    $  997,513
    Transfers from separate accounts ....................................     847,507       646,477       339,523
                                                                           ----------    ----------    ----------
   Net transfers to separate accounts ...................................     393,351       517,536       657,990
   Reconciling adjustments -- change in accruals for investment management, administration fees and contract guarantees, and
    separate account surplus ............................................       9,267         1,678      (205,519)
                                                                           ----------    ----------    ----------
   Transfers as reported in the summary of operations of the life,
    accident and health annual statement ................................  $  402,618    $  519,214    $  452,471
                                                                           ==========    ==========    ==========

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


6. POLICY AND CONTRACT ATTRIBUTES--(CONTINUED)

     Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1998 and 1997, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:





                                                     GROSS      LOADING       NET
                                                   ---------   ---------   ---------
   DECEMBER 31, 1998
   Ordinary direct renewal business ............    $1,101        $201      $  900
                                                    ------        ----      ------
                                                    $1,101        $201      $  900
                                                    ======        ====      ======
   DECEMBER 31, 1997
   Ordinary direct first year business .........    $    2        $  1      $    1
   Ordinary direct renewal business ............     1,350         140       1,210
   Group life direct business ..................       717          --         717
                                                    ------        ----      ------
                                                    $2,069        $141      $1,928
                                                    ======        ====      ======



     In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $2,132, $1,872 and $2,995 was made for the years ended December 31, 1998, 1997 and 1996, respectively, related to the change in reserve methodology.


7. DIVIDEND RESTRICTIONS


     The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid; without prior regulatory approval, in excess of the lesser of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 1999, without the prior approval of insurance regulatory authorities, is $14,657.


8. RETIREMENT AND COMPENSATION PLANS


     The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB Statement No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


8. RETIREMENT AND COMPENSATION PLANS--(CONTINUED)

$917, $659 and $581 for the years ended December 31, 1998, 1997 and 1996, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.


     The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Pension expense related to this plan was $632, $448 and $184 for the years ended December 31, 1998, 1997 and 1996, respectively.


     AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.


     In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $157, $99 and $98 for the years ended December 31, 1998, 1997 and 1996, respectively.


9. RELATED PARTY TRANSACTIONS


     The Company shares certain officers, employees and general expenses with affiliated companies.


     The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1998, 1997 and 1996, the Company paid $12,763, $10,040 and $10,038, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 1998, 1997 and 1996,

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


9. RELATED PARTY TRANSACTIONS--(CONTINUED)

the Company received $5,125, $4,395 and $3,271, respectively, for such services, which approximates their cost. The Company had a net payable with affiliates of $33,449 and $1,925 at December 31, 1998 and 1997, respectively.


     Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 4.74% at December 31, 1998. During 1998, 1997 and 1996, the Company paid net interest of $1,090, $364 and $138, respectively, to affiliates.


     The Company received capital contributions of $32,092 and $20,000 from its parent in 1998 and 1997, respectively.


     At December 31, 1998 and 1997, the Company had short-term note payables to an affiliate of $44,200 and $8,200, respectively. Interest on these notes ranged from 5.13% to 5.54% at December 31, 1998 and was 5.60% at December 31. 1997.


     During 1998, the Company purchased life insurance policies covering the lives of certain employees of the Company. Premiums of $43,500 were paid to an affiliate for these policies. At December 31, 1998, the cash surrender value of these policies is $45,445.


10. COMMITMENTS AND CONTINGENCIES


     The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.


     The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company. The Company has established a reserve of $3,489 and $4,007 and an offsetting premium tax benefit of $828 and $1,070 at December 31, 1998 and 1997, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $(74), $0 and $212 at December 31, 1998, 1997 and 1996, respectively.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)

11. YEAR 2000 (UNAUDITED)


     The term Year 2000 Issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

     The Company has developed a Year 2000 Project Plan (the Plan) to address the Year 2000 issue as it affects the Company's internal IT and non-IT systems, and to assess Year 2000 issues relating to third parties with whom the Company has critical relationships.

     The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. The Company has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. The Company continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

     The Company's Year 2000 issues are more complex because a number of its systems interface with other systems not under the Company's control. The Company's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. The Company utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for the Company's investment holdings and transactions. These services are critical to a financial services company such as the Company as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. The Company has received written confirmation from its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. The Company anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). The Company has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

     The Company does have some exposure to date sensitive embedded technology such as micro-controllers, but the Company views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, the Company is a life insurance and financial services organization providing

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


11. YEAR 2000 (UNAUDITED)--(CONTINUED)

insurance, annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone related equipment. This type of hardware can have date sensitive embedded technology which could have Year 2000 problems. Because of this exposure, the Company has reviewed its computer hardware and telephone systems, with assistance from the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date sensitive data in the Year 2000 or beyond.


     For the Company, a reasonably likely worst case scenario might include one or more of the Company's significant policyholder systems being non-compliant. Such an event could result in a material disruption of the Company's operations. Specifically, a number of the Company's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on the Company's business and financial condition. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, the Company is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.


     The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce the Company's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, the Company does not believe that the problems will have a material adverse affect on the Company's operations or financial condition.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)

12. RECONCILIATION OF CAPITAL AND SURPLUS AND NET INCOME


     The following table reconciles capital and surplus and net income as reported in the Annual Statement filed with the Insurance Department of the State of Ohio, to the amounts reported in the accompanying financial statements:





                                                                             YEAR ENDED
                                                         DECEMBER 31,       DECEMBER 31,
                                                             1998               1998
                                                        --------------   ------------------
                                                         TOTAL CAPITAL
                                                          AND SURPLUS     NET INCOME/(LOSS)
                                                        --------------   ------------------
   Amounts reported in Annual Statement .............      $148,038           $    528
   Adjustment to federal income tax benefit .........        (4,458)            (4,458)
                                                           --------           --------
   Amounts reported herein ..........................      $143,580           $ (3,930)
                                                           ========           ========

WRL Series Annuity Account

                                     PART C

                                OTHER INFORMATION

Item 24.   FINANCIAL STATEMENTS AND EXHIBITS

           (a)    Financial Statements

                  The financial statements for the WRL Series Annuity Account and for Western Reserve Life Assurance Co. of Ohio ("Western Reserve") are included in Part B.

           (b)    Exhibits

                  (1) Copy of resolution of the Board of Directors of Western Reserve establishing the Series Account. 3/

                  (2)    Not Applicable.

                  (3)    Distribution of Contracts
                         (a) Master Service and Distribution Compliance Agreement. 6/

                         (b) Amendment to Master Service and Distribution Compliance Agreement. 7
                         (c) Form of Broker/Dealer Supervisory and Service Agreement. 7/
                         (d)   Principal Underwriting Agreement. 7/
                         (e) First Amendment to Principal Underwriting Agreement. 7/

                  (4)    (a)   Specimen Flexible Payment Variable Accumulation
                               Deferred Annuity Contract. 5/
                         (b)   Endorsements.  (END00094, EA122, END00101,
                               END00102, END.88.07.90 and EA121) 3/

                  (5) Form of Application for Flexible Payment Variable Accumulation Deferred Annuity Contract. 3/

                  (6)    (a)   Copy of Second Amended  Articles of
                               Incorporation of Western Reserve. 3/
                         (b)   Copy of Amended Code of Regulations of Western
                               Reserve. 3/

                  (7)    Not Applicable.

                  (8)    Not Applicable.

                  (9) Opinion and Consent of Thomas E. Pierpan, Esq. as to Legality of Securities Being Registered. 2/

                  (10)   (a)    Written Consent of Sutherland Asbill & Brennan
                                LLP
                         (b)    Written Consent of Ernst & Young LLP
                         (c)    Written Consent of PricewaterhouseCoopers LLP

                  (11)   Not Applicable.

                  (12)   Not Applicable.

                  (13)   Schedules for Computation of Performance
                         Quotations. 4/

                  (14)   Not Applicable.

                  (15)   (a)    Powers of Attorney.
                         (b)    Power of Attorney - James R. Walker 1/
-------------------------------------
1/ This exhibit was previously filed on Post-Effective Amendment No. 7 to the Form N-4 Registration Statement dated December 23, 1996 (File No. 33-49556) and is incorporated herein by reference.
2/ This exhibit was previously filed on Post-Effective Amendment No. 10 to the Form N-4 Registration Statement dated December 22, 1997 (File No. 33-49550) and is incorporated herein by reference.
3/ This exhibit was previously filed on Post-Effective Amendment No. 11 to the Form N-4 Registration Statement dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.
4/ This exhibit was previously filed on Post-Effective Amendment No. 28 to the Form N-1A Registration Statement dated April 24, 1997 (File No. 33-507) and is incorporated herein by reference.
5/ This exhibit was previously filed on Post-Effective Amendment No. 11 to the Form N-4 Registration Statement dated April 20, 1998 (File No. 33-49550) and is incorporated herein by reference.
6/ This exhibit was previously filed on Post-Effective Amendment No. 11 to the Form N-4 Registration Statement dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.

7/ This exhibit was previously filed on Post-Effective Amendment No. 4 to the Form S-6 Registration Statement dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.


Item 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR


                            Principal               Position and Offices
       NAME              BUSINESS ADDRESS               WITH DEPOSITOR
       ----              ----------------           --------------------

John R. Kenney                  (1)                 Chairman of the Board,
                                                    Chief Executive Officer
                                                    and President

James R. Walker          3320 Office Park Drive     Director
                         Dayton, Ohio  45439

Patrick S. Baird         4333 Edgewood Rd. N.E.     Director
                         Cedar Rapids, Iowa 52499

Lyman H. Treadway        30195 Chagrin Boulevard    Director
                         Suite 210N
                         Cleveland, Ohio  44124

Jack E. Zimmerman        507 St. Michel Circle      Director
                         Kettering, Ohio  45429

Alan M. Yaeger                  (1)                 Executive Vice
                                                    President, Actuary and
                                                    Chief Financial Officer

William H. Geiger               (1)                 Senior Vice President,
                                                    Secretary and
                                                    General Counsel

Allan J. Hamilton               (1)                 Vice President, Treasurer
                                                    and Controller
-------------------------
(1)  570 Carillon Parkway, St. Petersburg, Florida  33716

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

VERENGING AEGON Netherlands Membership Association
AEGON N.V. Netherlands Corporation (53.63%)
   AEGON Netherland N.V. Netherlands Corporation (100%)
   AEGON Nevark Holding B.V. Netherlands Corporation (100%)
   Groninger Financieringen B.V. Netherlands Corporation (100%)
   AEGON International N.V. Netherlands Corporation (100%)
       Voting Trust - (Trustees - K.J. Storm, Donald J. Shepard, H.B. Van Wijk,
        Dennis Hersch)
     AEGON U.S. Holding Corporation (DE) (100%)
         Short Hills Management Company (NJ) (100%)
         CORPA Reinsurance Company (NY) (100%)
         AEGON Management Company (IN) (100%)
         RCC North America Inc. (DE) (100%)
   AEGON USA, Inc. - Holding Co. (IA) (100%)
       First AUSA Life Insurance Company - Insurance Holding Co. (MD)(100%)
           AUSA Life Insurance Company, Inc. - Insurance  (NY) (100%)
           Life Investors Insurance Company of America - Insurance (IA) (100%)
              Bankers United Life Assurance Company - Insurance (IA) (100%)
           PFL Life Insurance Company - Insurance (IA) (100%) Southwest Equity
           Life Insurance Company - Insurance (AZ) (100% Voting Common) Iowa Fidelity Life Insurance Company - Insurance (AZ) (100% Voting Common) Western Reserve Life Assurance Co. of Ohio - Insurance (OH) (100%)
              WRL Series Fund, Inc. - Mutual fund  (MD)
           Monumental Life Insurance Company - Insurance (MD) (100%)
              Monumental General Casualty Company - Insurance (MD) (100%)
              United Financial Services, Inc. - General Agency (MD) (100%) Bankers Financial Life Insurance Company - Insurance (AZ)
              The Whitestone Corporation - Insurance agency (MD) (100%)
           Cadet Holding Corp. - Holding company (IA) (100%)
         AUSA Holding Company - Holding company (MD) (100%)
           Monumental General Insurance Group, Inc. - Holding company (MD)(100%)
              Monumental General Administrators, Inc. - Provides management services to unaffiliated third party administrator (MD) (100%)
                  Executive Management and Consultant Services, Inc. - Provides
                    actuarial consulting services (MD) (100%)
              Monumental General Mass Marketing, Inc. - Marketing arm for sale of mass marketed insurance coverages (MD) (100%)

           AUSA Financial Markets, Inc. - Marketing (IA) (100%)
           Universal Benefits Corporation - Third party administrator (IA)
            (100%)
           Investors Warranty of America, Inc. - Provider of automobile extended maintenance contracts (IA) (100%)
           Massachusetts Fidelity Trust Company - Trust company (IA) (100%) Money Services, Inc. - Provides financial counseling for employees and agents of affiliated companies (DE) (100%)
           Zahorik Company, Inc. - Broker-dealer (CA) (100%)
              ZCI, Inc. (AL) (100%)
           InterSecurities, Inc. - Broker-dealer (DE) (100%)
              ISI Insurance Agency Inc. & its Subsidiaries  - Insurance agency
                (CA) (100%)
              Associated Mariner Financial Group, Inc. - Holding company management services (MI) (100%)
                  Mariner Financial Services, Inc. - Broker/Dealer (MI) (100%)
                    Mariner/ISI Planning Corporation - Financial planning (MI)
                     (100%)
                  Associated Mariner Agency, Inc. and its Subsidiaries -
                    Insurance agency (MI) (100%)
                  Mariner Mortgage Corporation - Mortgage origination (MI)
                     (100%)
          Idex Investor Services, Inc. - Shareholder services  (FL) (100%)
          IDEX Management, Inc. - Investment adviser (DE) (50%)
              IDEX Series Fund - Mutual fund (MA)
          Transunion Casualty Company - Insurance (IA) (100%)
          AUSA Institutional Marketing Group, Inc. - Insurance agency (MN)
            (100%)
          Colorado Annuity Agency, Inc. - Insurance agency (MN) (100%) Diversified Investment Advisors, Inc. - Registered investment advisor
            (DE) (100%)
              Diversified Investors Securities Corporation - Broker-dealer (DE)
               (100%)
          AEGON USA Securities, Inc. - Broker-dealer (IA) (100%)
              AEGON USA Managed Portfolios, Inc. - Mutual fund (MD)
          American Forum for Fiscal Fitness, Inc. - Marketing (IA) (100%) Supplemental Insurance Division, Inc. - Insurance (TN) (100%)
          Creditor Resources, Inc. - Credit insurance  (MI) (100%)
              CRC Creditor Resources Canadian Dealer Network Inc. - Insurance
                agency (Canada)
          AEGON USA Investment Management, Inc. - Investment advisor (IA)
            (100%)
          AEGON USA Realty Advisors, Inc. - Provides real estate administrative and real estate investment services (IA) (100%)
              QUANTRA Corporation - (DE) (100%)
               QUANTRA Software Corporation - (DE) (100%)
              Landauer Realty Advisors, Inc. - Real estate counseling (IA)
               (100%)
              Landauer Associates, Inc. - Real estate counseling (DE) (100%) AEGON USA Realty Management, Inc. - Real estate management (IA)
               (100%)
              Realty Information Systems, Inc. - Information systems for real estate investment management (IA) (100%)
              USP Real Estate Investment Trust - Real estate investment trust
               (IA)
              Cedar Income Fund Ltd. - Real estate investment trust (IA)

Item 27.  NUMBER OF CONTRACTOWNERS.


     As of March 31, 1999, 637 qualified contracts and 1,254 non-qualified contracts were In Force.


Item 28.  INDEMNIFICATION

     Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                           OHIO GENERAL CORPORATION LAW

       SECTION 1701.13  AUTHORITY OF CORPORATION.

       (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

          (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

              (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

              (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

          (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

          (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions
(E)(1) and (2) of this section. Such determination shall be made as follows:

              (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

              (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

              (c) By the shareholders;

              (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

          Any determination made by the disinterested directors under division
(E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

          (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and
(2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

                   (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

                  (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

             (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

          (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

          (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

          (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or
(7).

          (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

           SECOND AMENDED ARTICLES OF INCORPORATION OF WESTERN RESERVE

                                 ARTICLE EIGHTH

         EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

         (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

         (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

         (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or
(b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

         (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

         (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

         (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

         (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

         (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

                       AMENDED CODE OF REGULATIONS OF WESTERN RESERVE

                                    ARTICLE V

                    INDEMNIFICATION OF DIRECTORS AND OFFICERS

         Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                              RULE 484 UNDERTAKING

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


  Item 29.   PRINCIPAL UNDERWRITER


             (a) AFSG Securities Corporation ("AFSG") is the principal underwriter for the Contracts. AFSG currently serves as principal underwriter for the PFL Endeavor VA Separate Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Wright Variable Annuity Account, the AUSA Endeavor Variable Annuity Account, Separate Account C of First Providian Life and Health Insurance Company, and the Separate Account I, Separate Account II, and Separate Account V of Providian Life and Health Insurance Company, WRL Series Life Account, WRL Series Annuity Account B and AUSA Series Life Account.

             (b)   Directors and Officers of AFSG


                              PRINCIPAL             POSITION AND OFFICES
    NAME                   BUSINESS ADDRESS           WITH UNDERWRITER
    ----                   ----------------         --------------------
Larry N. Norman                   (1)               Director and President

Harvey E. Willis                  (1)               Vice President and Secretary

Lisa Wachendorf                   (1)               Compliance Officer

Debra C. Cubero                   (1)               Vice President

Gregory J. Garvin                 (1)               Vice President

Michael F. Lane                   (1)               Vice President

Sara J. Stange                    (1)               Director and Vice President

Brenda K. Clancy                  (1)               Vice President

Michael G. Ayers                  (1)               Treasurer/Controller

Colleen S. Lyons                  (1)               Assistant Secretary

John F. Reesor                    (1)               Assistant Secretary

Anne Spaes                        (1)               Vice President

Priscilla I. Hechler              (2)               Assistant Vice President and
                                                    Assistant Secretary

Thomas E. Pierpan                 (2)               Assistant Secretary

Richard C. Hicks                  (2)               Assistant Vice President
                                                    and Assistant Secretary

Nancy C. Hassett                  (2)               Assistant Secretary

Gina A. Babka                     (2)               Assistant Secretary

--------------------------------------
(1)   4333 Edgewood Road, N.E., Cedar Rapids, IA  52499-0001
(2)   570 Carillon Parkway, St. Petersburg, FL  33716-1202

                  (c)   Compensation to Principal Underwriter

                        Not applicable

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books, or other documents required to be maintained by
          Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve, 570 Carillon Parkway, St. Petersburg, Florida 33716.

Item 31.  MANAGEMENT SERVICES

          Not Applicable

Item 32.  UNDERTAKINGS

          Western Reserve Life Assurance Co. of Ohio ("Western Reserve") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

Item 33.  SECTION 403(B)(11) REPRESENTATION

          Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1)
          - (4) thereof have been complied with.

          TEXAS ORP REPRESENTATION

          The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

                                 SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on this 22nd day of April, 1999.

                                   WRL SERIES ANNUITY ACCOUNT
                                   (Registrant)


                                   By: /s/ JOHN R. KENNEY
                                       -------------------------------------
                                       John R. Kenney, Chairman of the
                                       Board, Chief Executive Officer and
                                       President of Western Reserve Life
                                       Assurance Co. of Ohio


                                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                                   (Depositor)

                                   By: /s/ JOHN R. KENNEY
                                       -------------------------------------
                                       John R. Kenney, Chairman of
                                       the Board, Chief Executive
                                       Officer and President

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                   TITLE                             DATE
---------                   -----                             ----

/s/ JOHN R. KENNEY         Chairman of the Board,         April 22, 1999
------------------------   Chief Executive Officer
John R. Kenney             and President (Principal
                           Executive Officer)

/s/ ALAN M. YAEGER         Executive Vice President,      April 22, 1999
------------------------   Actuary & Chief Financial
Alan M. Yaeger             Officer

/s/ ALLAN J. HAMILTON      Vice President, Treasurer      April 22, 1999
------------------------    and Controller
Allan J. Hamilton

PATRICK S. BAIRD           Director                      April 22, 1999
------------------------
Patrick S. Baird */
                 -
 /s/ LYMAN H. TREADWAY     Director                      April 22, 1999
------------------------
Lyman H. Treadway */

/s/JACK E. ZIMMERMAN       Director                      April 22, 1999
------------------------
Jack E. Zimmerman */

/s/ JAMES R. WALKER        Director                      April 22, 1999
-------------------------
James R. Walker */

*/  /s/ THOMAS E. PIERPAN
--------------------------
   Signed by Thomas E. Pierpan
   As Attorney-in-fact

                                  EXHIBIT INDEX



EXHIBIT             DESCRIPTION
  NO.               OF EXHIBIT
-------             -----------

10(a)               Written Consent of Sutherland Asbill & Brennan LLP

10(b)               Written Consent of Ernst & Young LLP

10(c)               Written Consent of PricewaterhouseCoopers LLP